UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: October 31, 2017

Item 1.	Schedule of Investments

Quarterly Holdings Report

for

Fidelity® MSCI Consumer Discretionary Index ETF

October 31, 2017

T01-QTLY-1217

1.9584803.103

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AUTO COMPONENTS – 3.4%
Auto Parts & Equipment – 3.1%
Adient PLC	8,306	$700,694
American Axle & Manufacturing Holdings, Inc. (a)	7,340	130,579
Autoliv, Inc.	7,822	976,655
BorgWarner, Inc.	18,790	990,609
Cooper-Standard Holding, Inc. (a)	1,569	174,912
Dana, Inc.	12,807	390,485
Delphi Automotive PLC	23,707	2,356,002
Dorman Products, Inc. (a)	2,737	189,154
Fox Factory Holding Corp. (a)	3,142	133,692
Gentex Corp.	25,362	492,276
Gentherm, Inc. (a)	3,241	108,574
LCI Industries	2,198	272,112
Lear Corp.	6,096	1,070,397
Modine Manufacturing Co. (a)	4,375	92,094
Motorcar Parts of America, Inc. (a)	1,653	47,788
Standard Motor Products, Inc.	1,847	80,659
Stoneridge, Inc. (a)	2,396	54,485
Superior Industries International, Inc.	2,075	32,266
Tenneco, Inc.	4,800	278,928
Tower International, Inc.	1,808	54,963
Visteon Corp. (a)	2,803	353,290

		8,980,614

Tires & Rubber – 0.3%
Cooper Tire & Rubber Co.	4,679	153,471
The Goodyear Tire & Rubber Co.	22,314	682,585

		836,056

TOTAL AUTO COMPONENTS		9,816,670

AUTOMOBILES – 5.0%
Automobile Manufacturers – 4.8%
Ford Motor Co.	328,775	4,034,069
General Motors Co.	120,153	5,164,176
Tesla Motors, Inc. (a)	11,628	3,855,031
Thor Industries, Inc.	4,643	632,469
Winnebago Industries, Inc.	2,631	129,314

		13,815,059

Motorcycle Manufacturers – 0.2%
Harley-Davidson, Inc.	15,471	732,397

TOTAL AUTOMOBILES		14,547,456

DISTRIBUTORS – 1.0%
Distributors – 1.0%
Core-Mark Holding Co., Inc.	4,082	139,033
Genuine Parts Co.	13,034	1,149,990
LKQ Corp. (a)	27,296	1,028,786
Pool Corp.	3,650	440,847
Weyco Group, Inc.	640	17,402

TOTAL DISTRIBUTORS		2,776,058

	Shares	Value
DIVERSIFIED CONSUMER SERVICES – 1.3%
Education Services – 0.6%
Adtalem Global Education, Inc.	5,237	$193,507
American Public Education, Inc. (a)	1,459	29,180
Bridgepoint Education, Inc. (a)	1,686	16,320
Bright Horizons Family Solutions, Inc. (a)	4,223	364,445
Capella Education Co.	1,028	83,731
Career Education Corp. (a)	5,689	60,758
Chegg, Inc. (a)	7,903	122,576
Graham Holdings Co. Class B	409	227,588
Grand Canyon Education, Inc. (a)	4,018	359,651
Houghton Mifflin Harcourt Co. (a)	9,174	90,823
K12, Inc. (a)	3,021	49,001
Laureate Education, Inc. Class A (a)	2,741	36,647
Strayer Education, Inc.	937	87,825

		1,722,052

Specialized Consumer Services – 0.7%
Carriage Services, Inc.	1,390	36,001
H&R Block, Inc.	18,325	453,361
Regis Corp. (a)	3,179	47,462
Service Corp. International	16,610	588,991
ServiceMaster Global Holdings, Inc. (a)	11,840	557,782
Sotheby’s (a)	3,249	168,363
Weight Watchers International, Inc. (a)	2,546	114,366

		1,966,326

TOTAL DIVERSIFIED CONSUMER SERVICES		3,688,378

HOTELS, RESTAURANTS & LEISURE – 16.5%
Casinos & Gaming – 2.1%
Boyd Gaming Corp.	7,523	219,897
Caesars Entertainment Corp. (a)	12,471	161,500
Churchill Downs, Inc.	1,246	259,853
Eldorado Resorts, Inc. (a)	4,332	111,332
Las Vegas Sands Corp.	35,064	2,222,356
MGM Resorts International	40,678	1,275,255
Monarch Casino & Resort Inc. (a)	1,011	45,101
Penn National Gaming, Inc. (a)	7,163	186,883
Pinnacle Entertainment, Inc. (a)	4,854	125,573
Red Rock Resorts, Inc. Class A	5,976	147,189
Scientific Games Corp. Class A (a)	4,701	223,768
Wynn Resorts Ltd.	7,253	1,069,745

		6,048,452

Hotels, Resorts & Cruise Lines – 4.2%
Belmond Ltd. Class A (a)	7,780	102,307
Carnival Corp.	30,792	2,044,281
Choice Hotels International, Inc.	3,268	227,943
Extended Stay America, Inc.	17,021	337,356
Hilton Grand Vacations, Inc. (a)	6,575	269,312
Hilton Worldwide Holdings, Inc.	17,454	1,261,575
ILG, Inc.	9,914	294,149
La Quinta Holdings, Inc. (a)	7,327	129,102
Lindblad Expeditions Holdings, Inc. (a)	2,007	21,515

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – continued
Marcus Corp.	1,588	$43,114
Marriott International, Inc. Class A	28,484	3,403,268
Marriott Vacations Worldwide Corp.	2,034	267,715
Norwegian Cruise Line Holdings Ltd. (a)	16,168	901,366
Royal Caribbean Cruises Ltd.	15,214	1,883,037
Wyndham Worldwide Corp.	9,239	987,187

		12,173,227

Leisure Facilities – 0.6%
Drive Shack, Inc.	5,501	20,079
International Speedway Corp. Class A	2,047	79,526
Planet Fitness, Inc., Class A	6,406	170,656
SeaWorld Entertainment, Inc.	6,006	68,949
Six Flags Entertainment Corp.	6,426	403,488
Speedway Motorsports, Inc.	1,056	21,067
Vail Resorts, Inc.	3,543	811,418

		1,575,183

Restaurants – 9.6%
Aramark	21,606	943,966
Biglari Holdings, Inc. (a)	96	34,314
BJ’s Restaurants, Inc. (a)	1,625	51,512
Bloomin’ Brands, Inc.	8,826	156,926
Bojangles’, Inc. (a)	1,596	19,551
Brinker International, Inc.	4,350	133,632
Buffalo Wild Wings, Inc. (a)	1,388	164,062
Carrols Restaurant Group, Inc. (a)	3,003	33,784
Chipotle Mexican Grill, Inc. (a)	2,279	619,660
Chuys Holdings, Inc. (a)	1,502	33,795
Cracker Barrel Old Country Store, Inc.	1,702	265,733
Darden Restaurants, Inc.	11,012	905,957
Dave & Buster’s Entertainment, Inc. (a)	3,712	178,918
Del Frisco’s Restaurant Group, Inc. (a)	1,910	26,549
Del Taco Restaurants, Inc. (a)	3,140	39,847
Denny’s Corp. (a)	6,181	80,786
DineEquity, Inc.	1,509	71,843
Domino’s Pizza, Inc.	4,259	779,397
Dunkin’ Brands Group, Inc.	8,136	480,594
El Pollo Loco Holdings, Inc. (a)	1,956	22,494
Fiesta Restaurant Group, Inc. (a)	2,232	36,940
Jack in the Box, Inc.	2,598	268,919
McDonald’s Corp.	72,105	12,035,046
Papa John’s International, Inc.	2,431	165,430
Potbelly Corp. (a)	2,003	24,136
Red Robin Gourmet Burgers, Inc. (a)	1,147	78,455
Ruth’s Hospitality Group, Inc.	2,575	54,332
Shake Shack, Inc. Class A (a)	1,835	69,657
Sonic Corp.	3,723	94,564
Starbucks Corp.	128,105	7,025,278
Texas Roadhouse, Inc. Class A	5,958	297,960
The Cheesecake Factory, Inc.	4,023	179,989
The Habit Restaurants, Inc. Class A (a)	1,898	23,345
Wendy’s Co.	17,334	263,650

	Shares	Value
Wingstop, Inc. (a)	2,527	$85,589
Yum! Brands, Inc.	29,280	2,179,896
Zoe’s Kitchen, Inc. (a)	1,814	22,276

		27,948,782

TOTAL HOTELS, RESTAURANTS & LEISURE		47,745,644

HOUSEHOLD DURABLES – 4.7%
Consumer Electronics – 0.3%
Garmin Ltd.	10,791	610,879
GoPro, Inc. Class A (a)	9,061	94,506
Universal Electronics, Inc. (a)	1,276	76,560

		781,945

Home Furnishings – 0.8%
Ethan Allen Interiors, Inc.	2,304	68,544
Hooker Furniture Corp.	949	44,982
La-Z-Boy, Inc.	4,336	116,855
Leggett & Platt, Inc.	11,676	551,808
Mohawk Industries, Inc. (a)	5,589	1,462,977
Tempur Sealy International, Inc. (a)	4,060	265,402

		2,510,568

Homebuilding – 2.4%
Beazer Homes U.S.A., Inc. (a)	2,757	57,842
CalAtlantic Group, Inc.	6,915	341,186
Cavco Industries, Inc. (a)	765	120,029
Century Communities, Inc. (a)	1,641	46,851
D.R. Horton, Inc.	31,573	1,395,842
Green Brick Partners, Inc. (a)	1,365	14,810
Hovnanian Enterprises, Inc. Class A (a)	10,863	26,288
Installed Building Products, Inc. (a)	1,997	139,191
KB Home	6,843	187,704
Lennar Corp. Class A	17,988	1,001,392
LGI Homes, Inc. (a)	1,652	99,665
M.D.C. Holdings, Inc.	3,468	128,455
M/I Homes, Inc. (a)	2,212	73,881
Meritage Homes Corp. (a)	3,420	166,554
NVR, Inc. (a)	316	1,036,913
PICO Holdings, Inc. (a)	2,042	38,594
PulteGroup, Inc.	25,151	760,315
Taylor Morrison Home Corp. Class A (a)	6,482	156,540
Toll Brothers, Inc.	13,634	627,709
TopBuild Corp. (a)	3,268	215,655
TRI Pointe Group, Inc. (a)	14,010	247,837
William Lyon Homes Class A (a)	2,487	69,014

		6,952,267

Household Appliances – 0.5%
Hamilton Beach Brands Holding Co. Class A (a)	267	10,351
Hamilton Beach Brands Holding Co. Class B	267	10,352
Helen of Troy Ltd. (a)	2,385	221,566
iRobot Corp. (a)	2,421	162,667
Whirlpool Corp.	6,546	1,073,086

		1,478,022

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Housewares & Specialties – 0.7%
CSS Industries, Inc.	803	$24,074
Libbey, Inc.	1,848	12,640
Newell Brands, Inc.	42,715	1,741,918
Tupperware Brands Corp.	4,496	264,140

		2,042,772

TOTAL HOUSEHOLD DURABLES		13,765,574

INTERNET & DIRECT MARKETING RETAIL – 20.6%
Catalog Retail – 0.3%
HSN, Inc.	3,050	114,985
Liberty Interactive Corp. QVC Group Series A (a)	37,335	848,251

		963,236

Internet & Direct Marketing Retail – 16.6%
Amazon.com, Inc. (a)	35,941	39,724,869
The Priceline Group, Inc. (a)	4,347	8,311,290

		48,036,159

Internet Retail – 3.7%
1-800-FLOWERS.com, Inc. Class A (a)	2,111	19,843
Duluth Holdings, Inc. Class B (a)	1,747	36,093
Expedia, Inc.	10,996	1,370,761
FTD Cos., Inc. (a)	1,533	16,556
Groupon, Inc. Class A (a)	37,482	178,789
Lands’ End, Inc. (a)	1,121	12,219
Liberty Expedia Holdings, Inc. Class A (a)	4,829	222,617
Liberty TripAdvisor Holdings, Inc. Class A (a)	6,301	68,051
Liberty Ventures Class A (a)	7,168	408,289
Netflix, Inc. (a)	38,128	7,489,483
NutriSystem, Inc.	2,622	130,969
Overstock.com, Inc. (a)	1,421	65,224
PetMed Express, Inc.	1,838	64,992
Shutterfly, Inc. (a)	2,707	115,589
TripAdvisor, Inc. (a)	10,204	382,650
Wayfair, Inc. Class A (a)	3,196	223,401

		10,805,526

TOTAL INTERNET & DIRECT MARKETING RETAIL		59,804,921

LEISURE PRODUCTS – 1.0%
Leisure Products – 1.0%
Acushnet Holdings Corp.	1,922	35,499
American Outdoor Brands Corp. (a)	5,007	71,750
Brunswick Corp.	7,889	399,578
Callaway Golf Co.	8,254	119,105
Hasbro, Inc.	9,965	922,660
Mattel, Inc.	30,239	426,975
Nautilus, Inc. (a)	2,673	34,749
Polaris Industries, Inc.	5,286	626,021
Sturm, Ruger & Co., Inc.	1,582	78,388

	Shares	Value
Vista Outdoor, Inc. (a)	4,989	$104,320

TOTAL LEISURE PRODUCTS		2,819,045

MEDIA – 21.9%
Advertising – 0.8%
Clear Channel Outdoor Holding, Inc. Class A	2,738	10,404
Interpublic Group of Companies, Inc.	35,016	674,058
MDC Partners, Inc. Class A	5,070	58,305
National CineMedia, Inc.	5,537	37,264
Omnicom Group, Inc.	20,587	1,383,241

		2,163,272

Broadcasting – 1.6%
AMC Networks, Inc. Class A (a)	4,863	247,429
CBS Corp. Class B (non-vtg.)	32,566	1,827,604
Discovery Communications, Inc. Class A (a)	13,575	256,296
Discovery Communications, Inc. Class C (non-vtg.) (a)	18,810	335,006
E.W. Scripps Co. Class A (a)	4,720	81,845
Entercom Communications Corp. Class A	1,968	21,746
Entravision Communications Corp. Class A	5,721	29,749
Gray Television, Inc. (a)	5,830	90,773
Hemisphere Media Group, Inc. (a)	1,512	18,446
Media General, Inc. (a)	7,026	0
Nexstar Media Group, Inc. Class A	3,982	254,052
Scripps Networks Interactive, Inc. Class A	7,653	637,342
Sinclair Broadcast Group, Inc. Class A	6,795	215,402
TEGNA, Inc.	17,998	220,116
Tribune Media Co. Class A	6,565	268,706

		4,504,512

Cable & Satellite – 9.6%
Cable One, Inc.	379	269,018
Charter Communications, Inc. Class A (a)	19,080	6,375,964
Comcast Corp. Class A	418,746	15,087,418
DISH Network Corp. Class A (a)	20,133	977,256
Liberty Broadband Corp. Class C (a)	9,493	828,644
Liberty Global PLC LiLAC (a)	4,125	89,595
Liberty Global PLC LiLAC Series C (a)	10,673	234,806
Liberty Global PLC Series A (a)	18,839	581,183
Liberty Global PLC Series C (a)	51,166	1,529,352
Liberty Media Corp-Liberty SiriusXM Class A (a)	8,144	339,686
Liberty Media Corp-Liberty SiriusXM Class C (a)	15,816	658,736
Loral Space & Communications Ltd. (a)	1,125	53,044
MSG Networks, Inc. (a)	5,477	95,026
Sirius XM Holdings, Inc.	144,639	786,836

		27,906,564

Quarterly Report	4

Common Stocks – continued
	Shares	Value
MEDIA – continued
Movies & Entertainment – 9.4%
AMC Entertainment Holdings, Inc. Class A	4,714	$65,525
Cinemark Holdings, Inc.	9,250	336,145
Global Eagle Entertainment, Inc. (a)	5,213	12,668
IMAX Corp. (a)	5,362	130,029
Liberty Media Corp-Liberty Braves Class A (a)	884	20,756
Liberty Media Corp-Liberty Braves Class C (a)	3,145	74,254
Liberty Media Corp-Liberty Formula One Class A (a)	2,055	74,802
Liberty Media Corp-Liberty Formula One Class C (a)	17,817	679,540
Lions Gate Entertainment Corp. Class A	4,700	136,394
Lions Gate Entertainment Corp. Class B (a)	8,947	247,474
Live Nation Entertainment, Inc. (a)	11,798	516,516
Regal Entertainment Group Class A	9,992	163,369
The Madison Square Garden Co. (a)	1,676	373,228
The Walt Disney Co.	138,436	13,540,425
Time Warner, Inc.	68,607	6,743,382
Twenty-First Century Fox, Inc. Class A	93,113	2,434,905
Twenty-First Century Fox, Inc. Class B	38,878	989,445
Viacom, Inc. Class B	31,199	749,712
World Wrestling Entertainment, Inc. Class A	3,198	84,843

		27,373,412

Publishing – 0.5%
Gannett Co., Inc.	9,600	83,520
John Wiley & Sons, Inc. Class A	4,053	221,496
Meredith Corp.	3,490	184,970
New Media Investment Group, Inc.	4,811	76,832
News Corp. Class A	33,785	461,503
Scholastic Corp.	2,658	98,187
The New York Times Co. Class A	11,438	218,466
Time, Inc.	8,904	103,286
tronc, Inc. (a)	1,260	18,629

		1,466,889

TOTAL MEDIA		63,414,649

MULTILINE RETAIL – 3.0%
Department Stores – 0.6%
Dillard’s, Inc. Class A	1,444	73,355
J.C. Penney Co., Inc. (a)	27,558	77,163
Kohl’s Corp.	15,279	638,051
Macy’s, Inc.	26,882	504,306
Nordstrom, Inc.	10,995	435,952
Sears Holdings Corp. (a)	2,437	13,428

		1,742,255

	Shares	Value
General Merchandise Stores – 2.4%
Big Lots, Inc.	3,953	$202,828
Dollar General Corp.	24,246	1,960,047
Dollar Tree, Inc. (a)	20,930	1,909,863
Fred’s, Inc. Class A	2,796	12,330
Ollie’s Bargain Outlet Holdings, Inc. (a)	4,331	193,379
Target Corp.	46,370	2,737,685

		7,016,132

TOTAL MULTILINE RETAIL		8,758,387

SPECIALTY RETAIL – 16.3%
Apparel Retail – 3.4%
Abercrombie & Fitch Co. Class A	5,999	80,566
American Eagle Outfitters, Inc.	14,842	193,243
Ascena Retail Group, Inc. (a)	13,526	26,240
Burlington Stores, Inc. (a)	6,165	578,832
Caleres, Inc.	3,787	103,499
Chico’s FAS, Inc.	11,304	90,319
Citi Trends, Inc.	1,268	27,592
DSW, Inc. Class A	5,837	111,778
Express, Inc. (a)	6,861	46,449
Finish Line, Inc. Class A	3,685	34,160
Foot Locker, Inc.	11,616	349,409
Francescas Holdings Corp. (a)	3,405	22,030
Gap, Inc.	21,016	546,206
Genesco, Inc. (a)	1,735	42,507
Guess?, Inc.	5,541	89,820
L Brands, Inc.	21,442	922,864
Ross Stores, Inc.	34,697	2,202,912
Shoe Carnival, Inc.	1,119	21,004
Tailored Brands, Inc.	3,842	59,359
The Buckle, Inc.	2,587	42,556
The Cato Corp. Class A	2,210	28,421
The Children’s Place Retail Stores, Inc.	1,551	168,749
The TJX Companies, Inc.	56,922	3,973,156
Urban Outfitters, Inc. (a)	7,244	177,623
Zumiez, Inc. (a)	1,646	29,052

		9,968,346

Automotive Retail – 2.2%
Advance Auto Parts, Inc.	6,518	532,781
Asbury Automotive Group, Inc. (a)	1,666	102,292
AutoNation, Inc. (a)	5,810	275,394
AutoZone, Inc. (a)	2,490	1,467,855
Camping World Holdings, Inc. Class A	2,687	112,908
CarMax, Inc. (a)	16,385	1,230,513
Group 1 Automotive, Inc.	1,823	143,233
Lithia Motors, Inc. Class A	2,094	236,999
Monro, Inc.	2,914	143,806
Murphy USA, Inc. (a)	3,073	228,508
O’Reilly Automotive, Inc. (a)	8,047	1,697,515
Penske Automotive Group, Inc.	3,439	160,326
Sonic Automotive, Inc. Class A	2,416	47,958
TravelCenters of America LLC (a)	2,764	13,544

		6,393,632

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Computer & Electronics Retail – 0.6%
Best Buy Co., Inc.	24,473	$1,369,999
Conn’s, Inc. (a)	1,832	56,334
GameStop Corp. Class A	8,903	166,397
Rent-A-Center, Inc.	4,809	47,801

		1,640,531

Home Improvement Retail – 8.2%
Lowe’s Companies, Inc.	75,460	6,033,027
Lumber Liquidators Holdings, Inc. (a)	2,513	77,350
The Home Depot, Inc.	105,764	17,533,556
Tile Shop Holdings, Inc.	3,003	25,676

		23,669,609

Homefurnishing Retail – 0.4%
Aarons, Inc. Class A	5,606	206,301
At Home Group, Inc. (a)	1,584	32,472
Bed Bath & Beyond, Inc.	12,722	253,168
Haverty Furniture Companies, Inc.	1,678	40,020
Kirkland’s, Inc. (a)	1,457	17,047
Pier 1 Imports, Inc.	6,529	27,161
RH (a)	2,784	250,337
Sleep Number Corp. (a)	3,654	118,755
Williams-Sonoma, Inc.	7,285	375,906

		1,321,167

Specialty Stores – 1.5%
Barnes & Noble Education, Inc. (a)	2,960	16,132
Barnes & Noble, Inc.	5,076	35,532
Big 5 Sporting Goods Corp.	1,604	10,185
Dick’s Sporting Goods, Inc.	7,729	189,129
Five Below, Inc. (a)	4,876	269,399
GNC Holdings, Inc. Class A	6,132	41,943
Hibbett Sports, Inc. (a)	1,944	24,883
MarineMax, Inc. (a)	2,264	41,997
Office Depot, Inc.	45,605	141,375
Party City Holdings, Inc. (a)	2,702	30,127
Sally Beauty Holdings, Inc. (a)	12,133	210,022
Signet Jewelers Ltd.	5,436	356,439
The Michaels Cos., Inc. (a)	10,835	210,416
Tiffany & Co., Inc.	11,037	1,033,284
Tractor Supply Co.	11,351	684,011
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,214	1,052,133
Vitamin Shoppe, Inc. (a)	1,962	9,025
Winmark Corp.	230	30,073

		4,386,105

TOTAL SPECIALTY RETAIL		47,379,390

TEXTILES, APPAREL & LUXURY GOODS – 5.2%
Apparel, Accessories & Luxury Goods – 2.6%
Carter’s, Inc.	4,276	413,617
Columbia Sportswear Co.	2,445	152,519
Fossil Group, Inc. (a)	3,798	29,928

	Shares	Value
G-III Apparel Group Ltd. (a)	3,833	$97,128
Hanesbrands, Inc.	32,271	726,098
Iconix Brand Group, Inc. (a)	3,845	6,306
lululemon athletica, Inc. (a)	9,093	559,310
Michael Kors Holdings Ltd. (a)	13,810	674,066
Movado Group, Inc.	1,421	39,362
Oxford Industries, Inc.	1,330	85,918
PVH Corp.	6,910	876,257
Ralph Lauren Corp.	4,863	434,898
Sequential Brands Group, Inc. (a)	3,558	9,251
Tapestry, Inc.	24,889	1,019,205
Under Armour, Inc. Class A (a)	16,365	204,890
Under Armour, Inc. Class C (a)	16,674	192,251
Vera Bradley, Inc. (a)	1,760	12,672
VF Corp.	30,097	2,096,256

		7,629,932

Footwear – 2.6%
Crocs, Inc. (a)	6,547	66,779
Deckers Outdoor Corp. (a)	2,835	193,460
NIKE, Inc. Class B	116,907	6,428,716
Skechers U.S.A., Inc. Class A (a)	11,811	377,007
Steven Madden Ltd. (a)	4,765	185,835
Wolverine World Wide, Inc.	8,618	235,272

		7,487,069

Textiles – 0.0%
Unifi, Inc. (a)	1,369	52,091

TOTAL TEXTILES, APPAREL & LUXURY GOODS		15,169,092

TOTAL COMMON STOCKS (Cost $274,426,234)		289,685,264

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.88% (b) (Cost $156,092)	156,092	156,092

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $274,582,326)		289,841,356

NET OTHER ASSETS (LIABILITIES) – 0.0%		83,971

NET ASSETS – 100.0%		$289,925,327

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Quarterly Report	6

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Consumer Staples Index ETF

October 31, 2017

T02-QTLY-1217

1.9584805.103

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
BEVERAGES – 24.0%
Brewers – 1.0%
Molson Coors Brewing Co. Class B	29,117	$2,354,692
The Boston Beer Co., Inc. Class A (a)	1,751	311,765

		2,666,457

Distillers & Vintners – 2.7%
Brown-Forman Corp. Class B	31,837	1,815,346
Constellation Brands, Inc. Class A	26,002	5,696,778
MGP Ingredients, Inc.	2,698	183,356

		7,695,480

Soft Drinks – 20.3%
Coca-Cola Bottling Co. Consolidated	1,029	232,101
Dr Pepper Snapple Group, Inc.	28,290	2,423,321
Monster Beverage Corp. (a)	60,705	3,516,641
National Beverage Corp.	2,390	233,981
PepsiCo, Inc.	214,825	23,680,160
The Coca-Cola Co.	610,172	28,055,709

		58,141,913

TOTAL BEVERAGES		68,503,850

FOOD & STAPLES RETAILING – 21.6%
Drug Retail – 7.0%
CVS Health Corp.	153,717	10,534,226
Rite Aid Corp. (a)	157,610	260,057
Walgreens Boots Alliance, Inc.	138,771	9,196,354

		19,990,637

Food Distributors – 2.3%
Performance Food Group Co. (a)	14,669	415,133
SpartanNash Co.	8,143	199,911
Sysco Corp.	77,388	4,304,320
The Andersons, Inc.	5,705	213,652
The Chefs’ Warehouse, Inc. (a)	6,238	124,448
United Natural Foods, Inc. (a)	9,193	356,412
US Foods Holding Corp. (a)	30,874	842,243

		6,456,119

Food Retail – 1.5%
Casey’s General Stores, Inc.	6,418	735,310
Ingles Markets, Inc. Class A	1,789	41,684
Natural Grocers by Vitamin Cottage, Inc. (a)	1,341	6,584
Smart & Final Stores, Inc. (a)	4,386	26,316
Sprouts Farmers Market, Inc. (a)	23,035	425,917
SUPERVALU, Inc. (a)	5,722	93,211
The Kroger Co.	139,891	2,895,744
Village Super Market, Inc. Class A	3,707	88,931
Weis Markets, Inc.	3,185	123,674

		4,437,371

Hypermarkets & Super Centers – 10.8%
Costco Wholesale Corp.	66,173	10,659,147
PriceSmart, Inc.	3,897	326,569

	Shares	Value
Wal-Mart Stores, Inc.	228,059	$19,911,831

		30,897,547

TOTAL FOOD & STAPLES RETAILING		61,781,674

FOOD PRODUCTS – 19.2%
Agricultural Products – 2.5%
Archer-Daniels-Midland Co.	86,685	3,542,816
Bunge Ltd.	21,933	1,508,552
Darling Ingredients, Inc. (a)	28,147	513,683
Fresh Del Monte Produce, Inc.	6,233	277,431
Ingredion, Inc.	11,235	1,408,307

		7,250,789

Packaged Foods & Meats – 16.7%
Amplify Snack Brands, Inc. (a)	5,715	36,519
B&G Foods, Inc.	11,817	375,781
Blue Buffalo Pet Products, Inc. (a)	16,885	488,483
Bob Evans Farms, Inc.	3,837	296,178
Calavo Growers, Inc.	3,220	237,314
Cal-Maine Foods, Inc.	5,967	268,515
Campbell Soup Co.	28,674	1,358,287
Conagra Brands, Inc.	65,657	2,242,843
Dean Foods Co.	19,890	193,928
Farmer Bros Co. (a)	3,398	115,362
Flowers Foods, Inc.	31,491	599,274
Freshpet, Inc. (a)	6,912	107,482
General Mills, Inc.	87,609	4,548,659
Hormel Foods Corp.	45,659	1,422,734
Hostess Brands, Inc. (a)	11,916	137,392
J&J Snack Foods Corp.	2,701	359,692
John B Sanfilippo & Son, Inc.	2,138	125,821
Kellogg Co.	40,429	2,528,025
Lamb Weston Holdings, Inc.	22,030	1,123,310
Lancaster Colony Corp.	3,354	419,988
Landec Corp. (a)	8,296	109,922
McCormick & Co., Inc. (non-vtg.)	17,602	1,751,927
Mondelez International, Inc. Class A	229,104	9,491,779
Omega Protein Corp.	6,009	131,597
Pinnacle Foods, Inc.	18,945	1,030,987
Post Holdings, Inc. (a)	10,679	885,610
Sanderson Farms, Inc.	3,492	522,298
Seaboard Corp.	62	272,807
Seneca Foods Corp. Class A (a)	2,692	96,912
Snyders-Lance, Inc.	13,214	497,243
The Hain Celestial Group, Inc. (a)	17,181	618,860
The Hershey Co.	22,277	2,365,372
The JM Smucker Co.	18,068	1,916,111
The Kraft Heinz Co.	92,119	7,123,562
Tootsie Roll Industries, Inc.	4,634	164,970
TreeHouse Foods, Inc. (a)	9,438	626,494
Tyson Foods, Inc. Class A	44,102	3,215,477

		47,807,515

TOTAL FOOD PRODUCTS		55,058,304

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOUSEHOLD PRODUCTS – 19.0%
Household Products – 19.0%
Central Garden and Pet Co. (a)	3,247	$123,970
Central Garden and Pet Co. Class A (a)	7,028	259,403
Church & Dwight Co., Inc.	38,745	1,750,112
Colgate-Palmolive Co.	126,742	8,928,974
Energizer Holdings, Inc.	10,650	457,843
HRG Group, Inc. (a)	21,909	355,364
Kimberly-Clark Corp.	53,791	6,052,025
Spectrum Brands Holdings, Inc.	4,543	499,367
The Clorox Co.	19,803	2,505,674
The Procter & Gamble Co.	384,352	33,184,952
WD-40 Co.	2,660	294,861

TOTAL HOUSEHOLD PRODUCTS		54,412,545

PERSONAL PRODUCTS – 2.7%
Personal Products – 2.7%
Avon Products, Inc. (a)	65,813	150,054
Coty, Inc. Class A	77,028	1,186,231
Edgewell Personal Care Co. (a)	9,126	592,551
elf Beauty, Inc. (a)	5,836	123,665
Herbalife Ltd. (a)	10,018	727,507
Inter Parfums, Inc.	3,964	183,533
Medifast, Inc.	2,418	150,883
Natural Health Trends Corp.	4,338	83,550
Nu Skin Enterprises, Inc. Class A	8,901	566,193
Revlon, Inc. Class A (a)	3,561	80,123
The Estee Lauder Cos., Inc. Class A	34,124	3,815,404
USANA Health Sciences, Inc. (a)	2,578	169,375

TOTAL PERSONAL PRODUCTS		7,829,069

	Shares	Value
TOBACCO – 13.3%
Tobacco – 13.3%
Altria Group, Inc.	200,997	$12,908,027
Philip Morris International, Inc.	233,551	24,438,777
Universal Corp.	4,872	279,409
Vector Group Ltd.	18,247	379,173

TOTAL TOBACCO		38,005,386

TOTAL COMMON STOCKS (Cost $284,970,104)		285,590,828

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.88% (b) (Cost $232,662)	232,662	232,662

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $285,202,766)		285,823,490

NET OTHER ASSETS (LIABILITIES) – 0.1%		224,087

NET ASSETS – 100.0%		$286,047,577

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar

3	Quarterly Report

Investments (Unaudited) – continued

securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Energy Index ETF

October 31, 2017

T03-QTLY-1217

1.9584807.103

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 14.5%
Oil & Gas Drilling – 1.5%
Diamond Offshore Drilling, Inc. (a)	21,418	$358,323
Ensco PLC Class A	132,288	713,032
Helmerich & Payne, Inc.	33,602	1,824,925
Nabors Industries Ltd.	88,488	498,187
Noble Corp. PLC	76,188	316,942
Parker Drilling Co. (a)	43,740	45,927
Patterson-UTI Energy, Inc.	65,614	1,297,845
Rowan Cos. PLC Class A (a)	37,030	530,640
Transocean Ltd. (a)	121,065	1,271,182
Unit Corp. (a)	16,448	307,907

		7,164,910

Oil & Gas Equipment & Services – 13.0%
Archrock, Inc.	19,946	239,352
Baker Hughes a GE Co.	125,277	3,937,456
Basic Energy Services, Inc. (a)	5,686	107,238
Bristow Group, Inc.	10,610	100,158
CARBO Ceramics, Inc. (a)	6,764	56,006
Core Laboratories N.V.	13,685	1,367,131
Dril-Quip, Inc. (a)	11,720	493,412
Exterran Corp. (a)	9,966	321,603
Fairmount Santrol Holdings, Inc. (a)	49,006	211,216
Forum Energy Technologies, Inc. (a)	20,794	299,434
Frank’s International N.V.	17,483	115,563
Halliburton Co.	269,001	11,497,103
Helix Energy Solutions Group, Inc. (a)	43,305	295,340
Keane Group, Inc. (a)	9,721	150,092
Key Energy Services, Inc. (a)	2,522	26,834
Mammoth Energy Services, Inc. (a)	2,359	46,543
Matrix Service Co. (a)	8,138	114,746
McDermott International, Inc. (a)	87,896	581,872
National Oilwell Varco, Inc.	117,782	4,026,967
Natural Gas Services Group, Inc. (a)	4,071	113,174
Newpark Resources, Inc. (a)	27,712	242,480
Oceaneering International, Inc.	30,427	615,234
Oil States International, Inc. (a)	16,099	371,082
RigNet, Inc. (a)	4,280	74,686
RPC, Inc.	20,224	491,645
Schlumberger Ltd.	430,657	27,562,048
SEACOR Holdings, Inc. (a)	5,228	246,762
SEACOR Marine Holdings, Inc. (a)	5,273	74,613
Superior Energy Services, Inc. (a)	47,311	417,283
TechnipFMC PLC (a)	137,397	3,763,304
Tesco Corp. (a)	14,825	57,076
TETRA Technologies, Inc. (a)	36,135	102,623
US Silica Holdings, Inc.	25,112	766,167
Weatherford International PLC (a)	289,918	1,006,015

		59,892,258

TOTAL ENERGY EQUIPMENT & SERVICES		67,057,168

	Shares	Value
OIL, GAS & CONSUMABLE FUELS – 85.4%
Coal & Consumable Fuels – 0.3%
Arch Coal, Inc. Class A	6,966	$532,342
CONSOL Energy, Inc. (a)	56,984	919,152

		1,451,494

Integrated Oil & Gas – 41.8%
Chevron Corp.	587,226	68,053,621
Exxon Mobil Corp.	1,313,322	109,465,388
Occidental Petroleum Corp.	236,989	15,302,380

		192,821,389

Oil & Gas Exploration & Production – 26.8%
Anadarko Petroleum Corp.	173,676	8,574,384
Antero Resources Corp. (a)	68,365	1,326,281
Apache Corp.	117,893	4,877,233
Bill Barrett Corp. (a)	24,100	118,813
Cabot Oil & Gas Corp.	144,300	3,997,110
California Resources Corp. (a)	12,016	132,537
Callon Petroleum Co. (a)	62,264	690,508
Carrizo Oil & Gas, Inc. (a)	25,177	445,381
Centennial Resource Development, Inc. Class A (a)	28,861	560,769
Chesapeake Energy Corp. (a)	281,122	1,096,376
Cimarex Energy Co.	29,489	3,448,149
Concho Resources, Inc. (a)	46,030	6,177,686
ConocoPhillips	383,429	19,612,393
Continental Resources, Inc. (a)	29,039	1,182,178
Denbury Resources, Inc. (a)	124,565	153,215
Devon Energy Corp.	154,756	5,710,496
Diamondback Energy, Inc. (a)	27,400	2,936,184
Eclipse Resources Corp. (a)	28,245	62,704
Energen Corp. (a)	30,084	1,555,343
Energy XXI Gulf Coast, Inc. (a)	10,426	89,142
EOG Resources, Inc.	178,932	17,869,939
EQT Corp.	53,726	3,360,024
Extraction Oil & Gas, Inc. (a)	31,924	509,188
Gran Tierra Energy, Inc. (a)	123,399	267,776
Gulfport Energy Corp. (a)	50,960	698,152
Halcon Resources Corp. (a)	30,370	199,835
Hess Corp.	88,682	3,916,197
Jagged Peak Energy, Inc. (a)	10,024	139,233
Kosmos Energy Ltd.	72,005	552,998
Laredo Petroleum, Inc. (a)	48,792	581,601
Marathon Oil Corp.	263,509	3,747,098
Matador Resources Co. (a)	30,214	802,182
Midstates Petroleum Co., Inc. (a)	3,529	53,817
Murphy Oil Corp.	50,744	1,357,402
Newfield Exploration Co. (a)	61,831	1,903,777
Noble Energy, Inc.	144,783	4,035,102
Oasis Petroleum, Inc. (a)	69,835	659,941
Parsley Energy, Inc. Class A (a)	68,694	1,827,260
PDC Energy, Inc. (a)	17,323	882,260
Pioneer Natural Resources Co.	52,720	7,890,602
QEP Resources, Inc. (a)	74,448	666,310

Quarterly Report	2

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
Range Resources Corp.	76,660	$1,388,313
Resolute Energy Corp. (a)	5,591	167,898
Rice Energy, Inc. (a)	44,720	1,267,812
Ring Energy, Inc. (a)	15,651	200,489
RSP Permian, Inc. (a)	36,830	1,267,320
Sanchez Energy Corp. (a)	20,855	90,302
SandRidge Energy, Inc. (a)	10,143	190,384
SM Energy Co.	31,000	661,230
Southwestern Energy Co. (a)	156,606	869,163
SRC Energy, Inc. (a)	59,066	563,490
Tellurian, Inc. (a)	18,813	202,616
Whiting Petroleum Corp. (a)	112,283	674,821
WildHorse Resource Development Corp. (a)	7,379	96,001
WPX Energy, Inc. (a)	123,090	1,388,455

		123,695,870

Oil & Gas Refining & Marketing – 9.3%
Andeavor	47,157	5,009,960
Clean Energy Fuels Corp. (a)	39,921	93,814
CVR Energy, Inc.	5,452	149,657
Delek US Holdings, Inc.	22,648	589,981
Green Plains, Inc.	11,858	218,187
HollyFrontier Corp.	52,283	1,931,857
Marathon Petroleum Corp.	160,787	9,605,415
Par Pacific Holdings, Inc. (a)	6,739	141,452
PBF Energy, Inc. Class A	33,958	983,763
Phillips 66	135,960	12,383,237
Renewable Energy Group, Inc. (a)	10,894	131,817
REX American Resources Corp. (a)	1,758	155,021
Valero Energy Corp.	138,625	10,936,126
World Fuel Services Corp.	21,366	593,975

		42,924,262

	Shares	Value
Oil & Gas Storage & Transportation – 7.2%
Cheniere Energy, Inc. (a)	62,688	$2,930,037
Enbridge Energy Management LLC (a)	21,453	308,923
EnLink Midstream LLC	19,556	303,118
Gener8 Maritime, Inc.	12,462	57,450
International Seaways, Inc. (a)	4,580	92,241
Kinder Morgan, Inc.	622,753	11,278,057
ONEOK, Inc.	117,773	6,391,541
Plains GP Holdings LP Class A (a)	44,787	913,655
SemGroup Corp. Class A	20,522	534,598
Tallgrass Energy GP LP	16,186	404,650
Targa Resources Corp.	66,817	2,772,906
The Williams Cos., Inc.	256,133	7,299,790

		33,286,966

TOTAL OIL, GAS & CONSUMABLE FUELS		394,179,981

TOTAL COMMON STOCKS (Cost $507,563,716)		461,237,149

Money Market Funds – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.88% (b) (Cost $261,161)	261,161	261,161

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $507,824,877)		461,498,310

NET OTHER ASSETS (LIABILITIES) – 0.1%		365,675

NET ASSETS – 100.0%		$461,863,985

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

3	Quarterly Report

Investments (Unaudited) – continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Financials Index ETF

October 31, 2017

T04-QTLY-1217

1.9584809.103

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
BANKS – 46.0%
Diversified Banks – 30.5%
Bank of America Corp.	2,615,867	$71,648,597
Citigroup, Inc.	723,696	53,191,656
JPMorgan Chase & Co.	933,858	93,955,454
US Bancorp	442,979	24,089,198
Wells Fargo & Co.	1,247,873	70,055,590

		312,940,495

Regional Banks – 15.5%
1st Source Corp.	4,943	253,625
Access National Corp.	4,189	121,900
Allegiance Bancshares, Inc. (a)	3,264	127,949
Ameris Bancorp	9,771	468,031
Arrow Financial Corp.	3,575	126,198
Associated Banc-Corp	40,343	1,020,678
Atlantic Capital Bancshares, Inc. (a)	7,450	122,553
Banc of California, Inc.	11,640	245,022
Bancfirst Corp.	4,604	251,609
BancorpSouth, Inc.	22,211	701,868
Bank of Hawaii Corp.	11,334	924,968
Bank of the Ozarks, Inc.	32,190	1,500,698
BankUnited, Inc.	28,297	986,150
Banner Corp.	8,419	482,577
Bar Harbor Bankshares	4,056	122,613
BB&T Corp.	213,279	10,501,858
Berkshire Hills Bancorp, Inc.	10,419	399,048
Blue Hills Bancorp, Inc.	6,811	147,799
BOK Financial Corp.	5,161	446,272
Boston Private Financial Holdings, Inc.	22,113	351,597
Bridge Bancorp, Inc.	4,141	147,006
Brookline Bancorp, Inc.	20,494	315,608
Bryn Mawr Bank Corp.	4,762	208,814
Camden National Corp.	4,221	182,221
Capital Bank Financial Corp. Class A	6,724	272,994
Cathay General Bancorp	20,236	845,865
CenterState Banks, Inc.	14,944	398,108
Central Pacific Financial Corp.	7,343	228,514
Chemical Financial Corp.	18,867	994,102
CIT Group, Inc.	38,380	1,789,276
Citizens Financial Group, Inc.	133,228	5,063,996
City Holding Co.	4,102	289,150
CoBiz Financial, Inc.	10,450	213,598
Columbia Banking System, Inc.	15,624	679,800
Comerica, Inc.	46,656	3,665,762
Commerce Bancshares, Inc.	24,180	1,406,309
Community Bank System, Inc.	13,498	746,304
Community Trust Bancorp, Inc.	4,183	202,039
ConnectOne Bancorp, Inc.	8,318	223,338
Cullen/Frost Bankers, Inc.	16,099	1,585,751
Customers Bancorp, Inc. (a)	8,283	226,457
CVB Financial Corp.	27,764	662,449

	Shares	Value
Eagle Bancorp, Inc. (a)	8,655	$576,856
East West Bancorp, Inc.	38,127	2,281,520
Enterprise Financial Services Corp.	6,463	281,787
FB Financial Corp. (a)	1,915	78,266
FCB Financial Holdings, Inc. Class A (a)	10,819	505,247
Fidelity Southern Corp.	6,433	141,076
Fifth Third Bancorp	197,384	5,704,398
Financial Institutions, Inc.	3,635	119,228
First BanCorp (a)	53,169	273,820
First BanCorp/NC	7,267	266,699
First Busey Corp.	10,333	321,563
First Citizens BancShares, Inc. Class A	1,890	765,450
First Commonwealth Financial Corp.	26,260	382,346
First Community Bancshares, Inc.	4,143	123,751
First Financial Bancorp	16,327	445,727
First Financial Bankshares, Inc.	14,082	642,843
First Financial Corp.	2,245	106,638
First Foundation, Inc. (a)	8,067	149,320
First Hawaiian, Inc.	14,888	435,325
First Horizon National Corp.	62,139	1,166,349
First Interstate Bancsystem, Inc. Class A	6,980	274,314
First Merchants Corp.	12,646	543,778
First Midwest Bancorp, Inc.	23,942	552,821
First Republic Bank	41,452	4,037,425
Flushing Financial Corp.	7,204	215,976
FNB Corp.	85,790	1,157,307
Franklin Financial Network, Inc. (a)	3,607	123,720
Fulton Financial Corp.	46,351	843,588
German American Bancorp, Inc.	5,730	206,165
Glacier Bancorp, Inc.	20,327	771,613
Great Southern Bancorp, Inc.	2,762	148,458
Great Western Bancorp, Inc.	15,679	636,411
Green Bancorp, Inc. (a)	5,863	129,865
Guaranty Bancorp	6,797	193,375
Hancock Holding Co.	22,412	1,092,585
Hanmi Financial Corp.	8,836	271,707
HarborOne Bancorp, Inc. (a)	4,235	82,625
Heartland Financial USA, Inc.	6,150	302,887
Heritage Commerce Corp.	10,356	159,275
Heritage Financial Corp.	8,319	253,729
Hilltop Holdings, Inc.	20,980	494,289
Home BancShares, Inc.	41,658	936,472
HomeTrust Bancshares, Inc. (a)	5,176	135,870
Hope Bancorp, Inc.	33,762	622,909
Horizon Bancorp	6,210	170,899
Huntington Bancshares, Inc.	286,408	3,952,430
Iberiabank Corp.	13,515	996,731
Independent Bank Corp.	7,321	527,844
Independent Bank Corp.	5,618	126,405
Independent Bank Group, Inc.	3,282	206,438
International Bancshares Corp.	14,917	605,630
Investors Bancorp, Inc.	69,805	959,819

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
KeyCorp	288,517	$5,265,435
Lakeland Bancorp, Inc.	12,444	255,724
Lakeland Financial Corp.	6,284	303,392
LegacyTexas Financial Group, Inc.	10,771	429,655
Live Oak Bancshares, Inc.	6,896	163,435
M&T Bank Corp.	36,426	6,074,764
MainSource Financial Group, Inc.	6,935	261,380
MB Financial, Inc.	20,936	961,800
Mercantile Bank Corp.	4,568	164,905
Midland States Bancorp, Inc.	3,981	129,183
National Bank Holdings Corp. Class A	7,361	241,588
NBT Bancorp, Inc.	11,423	435,673
OFG Bancorp	12,450	110,805
Old National Bancorp	36,184	658,549
Opus Bank	6,456	167,210
Pacific Continental Corp.	5,668	158,704
Pacific Premier Bancorp, Inc. (a)	9,445	381,578
PacWest Bancorp	34,110	1,648,195
Park National Corp.	3,700	406,223
Park Sterling Corp.	13,289	167,043
Peapack Gladstone Financial Corp.	4,186	145,212
Peoples Bancorp, Inc.	4,696	155,532
People’s United Financial, Inc.	90,928	1,696,716
People’s Utah Bancorp	3,767	117,154
Pinnacle Financial Partners, Inc.	19,431	1,286,332
Popular, Inc.	26,988	989,920
Preferred Bank	3,572	220,500
Prosperity Bancshares, Inc.	17,501	1,151,216
QCR Holdings, Inc.	3,517	167,937
Regions Financial Corp.	316,458	4,898,770
Renasant Corp.	11,875	491,625
Republic Bancorp, Inc. Class A	2,691	105,810
Republic First Bancorp, Inc. (a)	13,324	123,247
S&T Bancorp, Inc.	9,421	385,225
Sandy Spring Bancorp, Inc.	6,296	254,421
Seacoast Banking Corp. of Florida (a)	9,953	246,735
ServisFirst Bancshares, Inc.	11,978	491,218
Signature Bank (a)	14,524	1,888,265
Simmons First National Corp. Class A	9,966	575,038
South State Corp.	7,435	669,522
Southside Bancshares, Inc.	7,220	255,660
State Bank Financial Corp.	10,171	294,044
Sterling Bancorp/DE	56,987	1,427,524
Stock Yards Bancorp, Inc.	5,663	213,778
Sun Bancorp, Inc.	3,089	78,306
SunTrust Banks, Inc.	127,130	7,654,497
SVB Financial Group (a)	13,853	3,037,686
Synovus Financial Corp.	32,351	1,515,644
TCF Financial Corp.	43,278	788,525
Texas Capital Bancshares, Inc. (a)	13,029	1,121,145
The Bancorp, Inc. (a)	15,922	133,904

	Shares	Value
The First of Long Island Corp.	5,703	$179,930
The PNC Financial Services Group, Inc.	127,193	17,398,730
Tompkins Financial Corp.	3,593	313,022
Towne Bank	15,626	523,471
Trico Bancshares	5,737	237,627
TriState Capital Holdings, Inc. (a)	6,034	136,670
Trustmark Corp.	17,734	584,158
UMB Financial Corp.	11,280	829,418
Umpqua Holdings Corp.	58,492	1,196,746
Union Bankshares Corp.	11,656	402,249
United Bankshares, Inc.	26,177	941,063
United Community Banks, Inc.	17,942	491,970
Univest Corp. of Pennsylvania	7,198	210,901
Valley National Bancorp	70,090	806,035
Washington Trust Bancorp, Inc.	4,261	236,486
Webster Financial Corp.	24,361	1,339,611
WesBanco, Inc.	11,835	478,134
Westamerica BanCorp.	7,015	408,483
Western Alliance Bancorp (a)	26,319	1,468,600
Wintrust Financial Corp.	14,732	1,197,564
Xenith Bankshares, Inc. (a)	2,433	77,807
Zions BanCorp.	53,458	2,483,659

		159,060,726

TOTAL BANKS		472,001,221

CAPITAL MARKETS – 19.4%
Asset Management & Custody Banks – 7.4%
Affiliated Managers Group, Inc.	14,919	2,782,394
Ameriprise Financial, Inc.	40,071	6,272,714
Arlington Asset Investment Corp. Class A	1,816	20,830
Artisan Partners Asset Management, Inc. Class A	12,598	433,371
Associated Capital Group, Inc. Class A	1,588	58,915
BlackRock, Inc.	31,868	15,004,410
Cohen & Steers, Inc.	5,637	245,153
Diamond Hill Investment Group, Inc.	868	183,955
Eaton Vance Corp.	30,439	1,536,256
Federated Investors, Inc. Class B	22,558	700,877
Financial Engines, Inc.	16,936	611,390
Franklin Resources, Inc.	88,679	3,736,046
GAMCO Investors, Inc. Class A	1,518	43,961
Invesco Ltd.	107,227	3,837,654
Janus Henderson Group PLC	50,393	1,751,157
Legg Mason, Inc.	22,921	875,124
Northern Trust Corp.	57,416	5,369,544
OM Asset Management PLC	21,670	331,118
Pzena Investment Management, Inc. Class A	4,672	55,130
Safeguard Scientifics, Inc. (a)	6,155	86,786
SEI Investments Co.	35,492	2,289,589
State Street Corp.	98,898	9,098,616

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Asset Management & Custody Banks – continued
T Rowe Price Group, Inc.	63,413	$5,891,068
The Bank of New York Mellon Corp.	273,465	14,069,774
Virtus Investment Partners, Inc.	1,905	221,742
Waddell & Reed Financial, Inc. Class A	19,480	364,081
Westwood Holdings Group, Inc.	1,991	129,216
WisdomTree Investments, Inc.	28,927	320,800

		76,321,671

Financial Exchanges and Data – 5.1%
CBOE Holdings, Inc.	26,592	3,006,491
CME Group, Inc.	89,372	12,259,157
Donnelley Financial Solutions, Inc. (a)	8,985	193,177
FactSet Research Systems, Inc.	10,434	1,981,104
Intercontinental Exchange, Inc.	155,628	10,287,011
MarketAxess Holdings, Inc.	9,867	1,716,858
Moody’s Corp.	45,307	6,452,170
Morningstar, Inc.	5,182	441,558
MSCI, Inc.	23,864	2,800,679
Nasdaq, Inc.	30,532	2,218,150
S&P Global, Inc.	67,821	10,611,952

		51,968,307

Investment Banking & Brokerage – 6.9%
BGC Partners, Inc. Class A	56,415	855,816
Cowen, Inc. Class A (a)	6,976	104,640
E*TRADE Financial Corp. (a)	72,545	3,162,237
Evercore Partners, Inc. Class A	10,922	874,852
Greenhill & Co., Inc.	7,393	135,292
Houlihan Lokey, Inc.	6,128	255,109
Interactive Brokers Group, Inc. Class A	17,153	926,605
INTL. FCStone, Inc. (a)	4,177	173,387
Investment Technology Group, Inc.	8,660	203,250
Ladenburg Thalmann Financial Services, Inc.	31,957	97,788
LPL Financial Holdings, Inc.	21,369	1,060,116
Moelis & Co. Class A	9,075	387,956
Morgan Stanley	364,719	18,235,950
Piper Jaffray Cos.	3,910	285,821
PJT Partners, Inc. Class A	4,633	178,834
Raymond James Financial, Inc.	34,190	2,898,628
Stifel Financial Corp.	18,184	964,298
TD Ameritrade Holding Corp.	69,578	3,478,204
The Charles Schwab Corp.	316,482	14,191,053
The Goldman Sachs Group, Inc.	93,128	22,581,677
Virtu Financial, Inc. Class A	13,490	190,884

		71,242,397

TOTAL CAPITAL MARKETS		199,532,375

CONSUMER FINANCE – 5.2%
Consumer Finance – 5.2%
Ally Financial, Inc.	120,983	3,161,286

	Shares	Value
American Express Co.	199,730	$19,078,210
Capital One Financial Corp.	126,950	11,702,251
Credit Acceptance Corp. (a)	1,803	516,974
Discover Financial Services	100,072	6,657,790
Encore Capital Group, Inc. (a)	2,924	135,820
Enova International Inc. (a)	7,037	104,499
Ezcorp, Inc. Class A (a)	14,373	147,323
FirstCash, Inc.	12,823	818,749
Green Dot Corp. Class A (a)	10,460	592,245
LendingClub Corp. (a)	80,727	459,337
Navient Corp.	75,304	938,288
Nelnet, Inc. Class A	5,657	331,161
OneMain Holdings, Inc. (a)	16,368	520,011
PRA Group, Inc. (a)	12,200	340,380
SLM Corp. (a)	114,160	1,208,954
Synchrony Financial	213,376	6,960,325
World Acceptance Corp. (a)	1,888	165,200

TOTAL CONSUMER FINANCE		53,838,803

DIVERSIFIED FINANCIAL SERVICES – 6.5%
Multi-Sector Holdings – 6.3%
Berkshire Hathaway, Inc. Class B (a)	327,992	61,314,825
FNFV Group (a)	16,211	279,640
Leucadia National Corp.	85,478	2,162,593
Texas Pacific Land Trust	1,684	685,758

		64,442,816

Other Diversified Financial Services – 0.2%
Voya Financial, Inc.	49,092	1,971,535

Specialized Finance – 0.0%
NewStar Financial, Inc.	6,267	76,959
On Deck Capital, Inc. (a)	13,129	64,726

		141,685

TOTAL DIVERSIFIED FINANCIAL SERVICES		66,556,036

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.2%
Mortgage REIT’s – 0.2%
AGNC Investment Corp.	102,002	2,053,300

INSURANCE – 19.9%
Insurance Brokers – 3.0%
Aon PLC	68,949	9,889,355
Arthur J Gallagher & Co.	47,297	2,995,319
Brown & Brown, Inc.	31,508	1,570,359
Crawford & Co. Class A	5,255	49,712
Marsh & McLennan Cos., Inc.	135,453	10,962,211
Willis Towers Watson PLC	33,770	5,439,672

		30,906,628

Life & Health Insurance – 5.4%
Aflac, Inc.	104,340	8,753,083
American Equity Investment Life Holding Co.	6,956	205,272
Athene Holding Ltd. Class A	28,259	1,473,142

Quarterly Report	4

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Life & Health Insurance – continued
Brighthouse Financial, Inc.	23,031	$1,432,068
Citizens, Inc. (a)	13,656	103,512
CNO Financial Group, Inc.	18,822	451,163
FBL Financial Group, Inc. Class A	3,068	237,310
Fidelity & Guaranty Life	3,354	104,309
Genworth Financial, Inc. Class A (a)	133,179	440,822
Lincoln National Corp.	59,062	4,475,718
MetLife, Inc.	240,547	12,888,508
National Western Life Group, Inc. Class A	653	233,500
Primerica, Inc.	11,982	1,060,407
Principal Financial Group, Inc.	75,879	4,996,632
Prudential Financial, Inc.	112,847	12,465,080
Torchmark Corp.	29,312	2,466,019
Trupanion, Inc. (a)	5,496	154,767
Unum Group	60,202	3,132,912

		55,074,224

Multi-line Insurance – 2.9%
American Financial Group, Inc.	19,644	2,072,245
American International Group, Inc.	242,459	15,665,276
American National Insurance Co.	3,646	443,828
Assurant, Inc.	14,480	1,457,412
Hartford Financial Services Group, Inc.	96,582	5,316,839
Horace Mann Educators Corp.	10,972	480,574
Kemper Corp.	10,951	701,959
Loews Corp.	75,450	3,735,529
National General Holdings Corp.	14,360	289,785

		30,163,447

Property & Casualty Insurance – 7.6%
Ambac Financial Group, Inc. (a)	2,596	42,263
AMERISAFE, Inc.	4,915	318,001
Amtrust Financial Services, Inc.	22,537	283,065
Arch Capital Group Ltd. (a)	34,247	3,412,371
Argo Group International Holdings Ltd.	8,085	508,951
Aspen Insurance Holdings Ltd.	15,602	669,326
Assured Guaranty Ltd.	32,261	1,196,883
Axis Capital Holdings Ltd.	22,395	1,218,064
Baldwin & Lyons, Inc. Class B	2,472	56,732
Chubb Ltd.	122,757	18,514,211
Cincinnati Financial Corp.	41,239	2,893,741
Donegal Group, Inc. Class A	3,689	63,229
EMC Insurance Group, Inc.	2,882	84,904
Employers Holdings, Inc.	8,481	404,544
Erie Indemnity Co. Class A	6,785	819,628
Federated National Holding Co.	3,461	53,092
First American Financial Corp.	29,028	1,579,704
FNF Group	68,218	2,552,718
Global Indemnity Ltd. (a)	2,529	106,142
HCI Group, Inc.	2,339	87,619

	Shares	Value
Heritage Insurance Holdings, Inc.	6,919	$110,981
Infinity Property & Casualty Corp.	3,004	283,427
James River Group Holdings Ltd.	6,126	259,252
Kinsale Capital Group, Inc.	4,951	214,774
Markel Corp. (a)	3,676	3,985,887
MBIA, Inc. (a)	33,353	241,809
Mercury General Corp.	7,271	406,958
Old Republic International Corp.	65,887	1,336,847
ProAssurance Corp.	14,225	797,311
RLI Corp.	9,823	580,441
Safety Insurance Group, Inc.	2,925	240,435
Selective Insurance Group, Inc.	15,438	920,105
State Auto Financial Corp.	4,724	121,123
State National Cos., Inc.	7,595	159,647
Stewart Information Services Corp.	4,914	186,437
The Allstate Corp.	95,841	8,995,636
The Hanover Insurance Group, Inc.	11,274	1,109,136
The Navigators Group, Inc.	6,200	359,600
The Progressive Corp.	152,827	7,435,034
The Travelers Cos., Inc.	73,443	9,727,525
United Fire Group, Inc.	3,713	171,132
United Insurance Holdings Corp.	7,149	112,525
Universal Insurance Holdings, Inc.	9,152	218,275
White Mountains Insurance Group Ltd.	997	886,483
WR Berkley Corp.	25,671	1,760,517
XL Group Ltd.	68,721	2,781,139

		78,267,624

Reinsurance – 1.0%
Alleghany Corp. (a)	2,453	1,388,938
Enstar Group Ltd.	2,839	646,724
Everest Re Group Ltd.	10,838	2,573,483
Greenlight Capital Re Ltd. (a)	8,090	178,385
Maiden Holdings Ltd.	12,525	103,331
Reinsurance Group of America, Inc.	16,940	2,530,497
RenaissanceRe Holdings Ltd.	10,742	1,486,263
Third Point Reinsurance Ltd. (a)	15,971	266,716
Validus Holdings Ltd.	20,988	1,093,055
WMIH Corp. (a)	63,122	52,391

		10,319,783

TOTAL INSURANCE		204,731,706

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) – 1.4%
Mortgage REIT’s – 1.4%
AG Mortgage Investment Trust, Inc.	7,918	148,938
Annaly Capital Management, Inc.	303,229	3,475,004
Anworth Mortgage Asset Corp.	27,186	151,970
Apollo Commercial Real Estate Finance, Inc.	27,698	500,503
Arbor Realty Trust, Inc.	14,397	119,063
ARMOUR Residential REIT, Inc.	10,858	271,993
Blackstone Mortgage Trust, Inc. Class A	23,961	762,679

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) – continued
Mortgage REIT’s – continued
Capstead Mortgage Corp.	23,737	$209,360
Chimera Investment Corp.	45,083	825,019
CYS Investments, Inc.	40,918	327,344
Dynex Capital, Inc.	13,529	94,703
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,697	329,550
Invesco Mortgage Capital, Inc.	30,056	517,564
Ladder Capital Corp.	16,750	225,120
MFA Financial, Inc.	104,587	861,797
MTGE Investment Corp.	12,515	226,521
New Residential Investment Corp.	81,233	1,432,138
New York Mortgage Trust, Inc.	31,248	188,425
PennyMac Mortgage Investment Trust	17,486	280,825
Redwood Trust, Inc.	20,798	326,737
Resource Capital Corp.	8,514	87,354
Starwood Property Trust, Inc.	68,839	1,480,727
Sutherland Asset Management Corp.	5,248	82,131
Two Harbors Investment Corp.	91,873	900,355
Western Asset Mortgage Capital Corp.	12,199	122,844

TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS)		13,948,664

THRIFTS & MORTGAGE FINANCE – 1.3%
Thrifts & Mortgage Finance – 1.3%
Bank Mutual Corp.	12,195	128,962
Beneficial Bancorp, Inc.	18,681	308,237
BofI Holding, Inc. (a)	15,278	410,978
Capitol Federal Financial, Inc.	35,153	484,760
Dime Community Bancshares, Inc.	8,409	185,419
Essent Group Ltd.	22,243	947,997
Federal Agricultural Mortgage Corp. Class C	2,464	182,927
First Defiance Financial Corp.	2,824	153,061
Flagstar Bancorp, Inc. (a)	6,267	234,198
HomeStreet, Inc. (a)	7,464	216,829
Kearny Financial Corp.	21,554	324,388
LendingTree, Inc. (a)	2,043	547,626
Meridian Bancorp, Inc.	13,712	270,126
Meta Financial Group, Inc.	2,457	214,373
MGIC Investment Corp. (a)	98,063	1,402,301

	Shares	Value
Nationstar Mortgage Holdings, Inc. (a)	7,694	$149,802
New York Community Bancorp, Inc.	128,572	1,614,864
NMI Holdings, Inc. Class A (a)	14,153	205,926
Northfield Bancorp, Inc.	11,987	204,498
Northwest Bancshares, Inc.	25,960	437,945
OceanFirst Financial Corp.	7,475	207,431
Ocwen Financial Corp. (a)	26,228	91,536
Oritani Financial Corp.	10,974	186,009
PHH Corp. (a)	9,282	122,615
Provident Financial Services, Inc.	16,657	453,070
Radian Group, Inc.	56,882	1,192,247
TFS Financial Corp.	15,385	237,237
TrustCo Bank Corp.	25,212	231,320
United Financial Bancorp, Inc.	13,632	249,602
Walker & Dunlop, Inc. (a)	7,962	437,034
Washington Federal, Inc.	23,791	827,927
Waterstone Financial, Inc.	7,083	135,994
WSFS Financial Corp.	8,511	422,997

TOTAL THRIFTS & MORTGAGE FINANCE		13,420,236

TOTAL COMMON STOCKS (Cost $893,158,835)		1,026,082,341

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.88% (b) (Cost $570,417)	570,417	570,417

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $893,729,252)		1,026,652,758

NET OTHER ASSETS (LIABILITIES) – 0.0%		482,396

NET ASSETS – 100.0%		$1,027,135,154

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value

Quarterly Report	6

vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Health Care Index ETF

October 31, 2017

T05-QTLY-1217

1.9584811.103

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
BIOTECHNOLOGY – 22.9%
Biotechnology – 22.9%
AbbVie, Inc.	389,972	$35,194,973
ACADIA Pharmaceuticals, Inc. (a)	24,035	837,139
Acceleron Pharma, Inc. (a)	9,128	355,992
Achaogen, Inc. (a)	6,400	81,408
Achillion Pharmaceuticals, Inc. (a)	23,253	93,477
Acorda Therapeutics, Inc. (a)	11,399	302,928
Aduro Biotech, Inc. (a)	7,326	58,242
Advaxis, Inc. (a)	8,433	28,672
Agenus, Inc. (a)	21,930	80,264
Agios Pharmaceuticals, Inc. (a)	10,120	650,412
Aimmune Therapeutics, Inc. (a)	5,437	158,054
Alder Biopharmaceuticals, Inc. (a)	14,305	160,931
Alexion Pharmaceuticals, Inc. (a)	54,994	6,580,582
Alkermes PLC (a)	37,498	1,828,402
Alnylam Pharmaceuticals, Inc. (a)	20,216	2,463,117
AMAG Pharmaceuticals, Inc. (a)	8,640	135,648
Amgen, Inc.	180,190	31,572,892
Amicus Therapeutics, Inc. (a)	35,932	511,672
AnaptysBio, Inc. (a)	2,871	189,572
Ardelyx, Inc. (a)	7,064	37,792
Arena Pharmaceuticals, Inc. (a)	9,248	259,221
Array BioPharma, Inc. (a)	44,609	466,164
Atara Biotherapeutics, Inc. (a)	4,108	58,334
Avexis Inc. (a)	6,190	646,917
Axovant Sciences Ltd. (a)	7,690	40,296
Bellicum Pharmaceuticals, Inc. (a)	5,832	54,937
BioCryst Pharmaceuticals, Inc. (a)	23,395	105,277
Biogen, Inc. (a)	52,352	16,316,024
BioMarin Pharmaceutical, Inc. (a)	42,734	3,508,034
Biotime, Inc. (a)	23,046	55,310
Bioverativ, Inc. (a)	25,153	1,421,144
Bluebird Bio, Inc. (a)	10,997	1,529,683
Blueprint Medicines Corp. (a)	7,609	505,390
Cara Therapeutics Inc. (a)	6,153	77,159
Celgene Corp. (a)	191,327	19,318,287
Celldex Therapeutics, Inc. (a)	29,782	72,668
Chimerix, Inc. (a)	9,879	48,605
Clovis Oncology, Inc. (a)	11,215	845,275
Coherus Biosciences, Inc. (a)	8,256	92,880
Concert Pharmaceuticals, Inc. (a)	3,698	63,051
Cytokinetics, Inc. (a)	9,488	129,511
CytomX Therapeutics, Inc. (a)	4,887	97,740
Dyax Corp. (b)	31,822	106,604
Dynavax Technologies Corp. (a)	14,511	319,242
Eagle Pharmaceuticals, Inc. (a)	2,073	111,424
Editas Medicine, Inc. (a)	6,258	155,198
Emergent Biosolutions, Inc. (a)	8,402	344,398
Enanta Pharmaceuticals, Inc. (a)	3,435	170,616
Epizyme, Inc. (a)	11,569	193,202
Esperion Therapeutics, Inc. (a)	4,992	228,334
Exact Sciences Corp. (a)	28,905	1,589,486
Exelixis, Inc. (a)	71,780	1,779,426

	Shares	Value
FibroGen, Inc. (a)	16,517	$922,474
Five Prime Therapeutics, Inc. (a)	7,062	316,801
Flexion Therapeutics, Inc. (a)	7,195	158,362
Foundation Medicine, Inc. (a)	3,535	159,075
Genomic Health, Inc. (a)	5,188	170,115
Geron Corp. (a)	38,079	85,678
Gilead Sciences, Inc.	320,182	24,000,843
Global Blood Therapeutics, Inc. (a)	8,017	319,077
Halozyme Therapeutics, Inc. (a)	31,051	550,534
Heron Therapeutics, Inc. (a)	11,071	169,940
ImmunoGen, Inc. (a)	24,232	140,546
Immunomedics, Inc. (a)	22,832	244,759
Incyte Corp. Ltd. (a)	42,636	4,828,527
Inovio Pharmaceuticals, Inc. (a)	20,795	121,235
Insmed, Inc. (a)	17,300	467,273
Insys Therapeutics, Inc. (a)	5,095	26,239
Intellia Therapeutics, Inc. (a)	3,278	102,011
Intercept Pharmaceuticals, Inc. (a)	4,236	261,065
Intrexon Corp. (a)	14,437	236,045
Invitae Corp. (a)	7,582	63,992
Ionis Pharmaceuticals, Inc. (a)	30,371	1,734,488
Iovance Biotherapeutics, Inc. (a)	13,948	108,446
Ironwood Pharmaceuticals, Inc. (a)	31,286	481,179
Jounce Therapeutics, Inc. (a)	1,925	26,950
Juno Therapeutics, Inc. (a)	19,480	874,847
Karyopharm Therapeutics, Inc. (a)	8,358	85,335
Keryx Biopharmaceuticals, Inc. (a)	20,146	130,546
La Jolla Pharmaceutical Co. (a)	4,224	145,137
Lexicon Pharmaceuticals, Inc. (a)	11,769	119,926
Ligand Pharmaceuticals, Inc. (a)	5,138	746,808
Loxo Oncology, Inc. (a)	5,081	437,779
MacroGenics, Inc. (a)	8,052	159,349
Merrimack Pharmaceuticals, Inc.	2,894	33,976
MiMedx Group, Inc. (a)	25,667	325,458
Minerva Neurosciences Inc. (a)	7,600	47,880
Momenta Pharmaceuticals, Inc. (a)	17,266	243,451
Myovant Sciences Ltd. (a)	3,634	49,895
Myriad Genetics, Inc. (a)	16,734	573,641
Natera, Inc. (a)	6,362	69,918
Neurocrine Biosciences, Inc. (a)	21,614	1,342,446
NewLink Genetics Corp. (a)	6,322	59,174
Novavax, Inc. (a)	72,894	79,454
Opko Health, Inc. (a)	82,189	553,132
Organovo Holdings, Inc. (a)	25,137	39,968
Otonomy, Inc. (a)	5,864	17,445
PDL BioPharma, Inc.	37,178	110,047
Portola Pharmaceuticals, Inc. (a)	15,796	780,480
Progenics Pharmaceuticals, Inc. (a)	16,720	103,497
Prothena Corp. PLC (a)	9,276	538,472
PTC Therapeutics, Inc. (a)	9,543	178,836
Puma Biotechnology, Inc. (a)	7,242	921,907
Ra Pharmaceuticals, Inc. (a)	1,893	24,874
Radius Health, Inc. (a)	7,917	254,215
Regeneron Pharmaceuticals, Inc. (a)	19,176	7,720,641

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
REGENXBIO, Inc. (a)	6,538	$195,813
Repligen Corp. (a)	8,956	333,163
Retrophin, Inc. (a)	9,085	225,944
Sage Therapeutics, Inc. (a)	7,778	492,192
Sangamo Therapeutics, Inc. (a)	19,888	246,611
Sarepta Therapeutics, Inc. (a)	14,628	721,307
Seattle Genetics, Inc. (a)	24,437	1,498,232
Seres Therapeutics, Inc. (a)	4,920	49,397
Spark Therapeutics, Inc. (a)	7,501	606,831
Spectrum Pharmaceuticals, Inc. (a)	19,649	384,924
Synergy Pharmaceuticals, Inc. (a)	54,283	148,193
TESARO, Inc. (a)	9,239	1,069,599
TG Therapeutics, Inc. (a)	13,020	106,113
Ultragenyx Pharmaceutical, Inc. (a)	9,837	453,387
United Therapeutics Corp. (a)	11,066	1,312,317
Vanda Pharmaceuticals, Inc. (a)	10,379	162,950
Versartis, Inc. (a)	5,972	10,750
Vertex Pharmaceuticals, Inc. (a)	61,003	8,920,469
XBiotech, Inc. (a)	3,681	15,681
Xencor, Inc. (a)	9,774	193,330
ZIOPHARM Oncology, Inc. (a)	31,014	144,525

TOTAL BIOTECHNOLOGY		201,787,922

HEALTH CARE EQUIPMENT & SUPPLIES – 20.8%
Health Care Equipment – 18.8%
Abaxis, Inc.	5,520	267,168
Abbott Laboratories	425,187	23,057,891
ABIOMED, Inc. (a)	10,202	1,968,170
Accuray, Inc. (a)	21,387	101,588
Analogic Corp.	3,112	249,894
AngioDynamics, Inc. (a)	8,674	147,198
AtriCure, Inc. (a)	7,954	170,534
Baxter International, Inc.	119,840	7,726,085
Becton Dickinson and Co.	55,725	11,628,136
Boston Scientific Corp. (a)	335,703	9,446,682
Cantel Medical Corp.	9,165	898,903
Cardiovascular Systems, Inc. (a)	8,131	195,713
ConforMIS, Inc. (a)	7,912	28,008
CONMED Corp.	6,121	319,639
CR Bard, Inc.	17,741	5,802,549
CryoLife, Inc. (a)	7,207	140,176
Danaher Corp.	153,101	14,126,629
DexCom, Inc. (a)	21,229	954,668
Edwards Lifesciences Corp. (a)	51,381	5,252,680
Entellus Medical, Inc. (a)	2,589	43,832
Exactech, Inc. (a)	2,563	107,262
GenMark Diagnostics, Inc. (a)	12,318	91,769
Glaukos Corp. (a)	3,926	138,627
Globus Medical, Inc. Class A (a)	17,749	565,661
Heska Corp. (a)	1,616	157,560
Hill-Rom Holdings, Inc.	16,097	1,299,189

	Shares	Value
Hologic, Inc. (a)	68,697	$2,600,181
IDEXX Laboratories, Inc. (a)	21,585	3,586,779
Inogen, Inc. (a)	4,285	423,915
Insulet Corp. (a)	14,216	836,043
Integer Holdings Corp. (a)	6,858	333,299
Integra LifeSciences Holdings Corp. (a)	14,791	691,923
Intuitive Surgical, Inc. (a)	27,090	10,168,502
Invacare Corp.	7,840	121,520
iRhythm Technologies, Inc. (a)	2,154	109,746
K2M Group Holdings, Inc. (a)	8,553	168,409
LeMaitre Vascular, Inc.	3,607	115,460
LivaNova PLC (a)	10,044	742,252
Masimo Corp. (a)	11,943	1,048,118
Medtronic PLC	335,413	27,007,455
Natus Medical, Inc. (a)	8,194	347,426
Nevro Corp. (a)	5,701	499,294
Novocure Ltd. (a)	10,787	232,999
NuVasive, Inc. (a)	12,457	706,686
NxStage Medical, Inc. (a)	16,030	432,008
Orthofix International N.V. (a)	4,389	235,821
Penumbra, Inc. (a)	6,979	701,738
ResMed, Inc.	34,779	2,927,696
Rockwell Medical, Inc. (a)	11,711	70,969
STERIS PLC	20,860	1,946,864
Stryker Corp.	82,448	12,768,722
SurModics, Inc. (a)	3,147	93,623
Teleflex, Inc.	11,030	2,613,889
Varex Imaging Corp. (a)	9,136	314,004
Varian Medical Systems, Inc. (a)	22,569	2,351,464
Wright Medical Group N.V. (a)	24,244	635,435
Zimmer Biomet Holdings, Inc.	49,387	6,006,447

		165,724,898

Health Care Supplies – 2.0%
Align Technology, Inc. (a)	18,694	4,467,492
Anika Therapeutics, Inc. (a)	3,582	195,685
Atrion Corp.	368	242,015
Cerus Corp. (a)	26,753	76,781
DENTSPLY SIRONA, Inc.	56,145	3,428,775
Endologix, Inc. (a)	19,666	104,230
Haemonetics Corp. (a)	12,778	607,722
Halyard Health, Inc. (a)	11,552	486,917
ICU Medical, Inc. (a)	3,871	739,748
Lantheus Holdings, Inc. (a)	6,792	135,161
Meridian Bioscience, Inc.	10,653	159,262
Merit Medical Systems, Inc. (a)	12,164	462,840
Neogen Corp. (a)	9,357	750,431
OraSure Technologies, Inc. (a)	14,174	279,936
Quidel Corp. (a)	6,856	280,753
Staar Surgical Co. (a)	7,159	94,857
The Cooper Cos., Inc.	12,006	2,884,562
West Pharmaceutical Services, Inc.	18,012	1,826,417

		17,223,584

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		182,948,482

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – 99.9%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – 18.5%
Health Care Services – 2.8%
Almost Family, Inc. (a)	2,937	$129,962
Amedisys, Inc. (a)	7,087	340,956
American Renal Associates Holdings Inc. (a)	3,112	37,749
AMN Healthcare Services, Inc. (a)	11,696	513,454
BioTelemetry, Inc. (a)	7,584	220,315
Chemed Corp.	3,927	877,410
Civitas Solutions, Inc. (a)	3,558	66,357
Corvel Corp. (a)	2,601	156,060
Cross Country Healthcare, Inc. (a)	8,819	120,379
DaVita, Inc. (a)	38,215	2,321,179
Diplomat Pharmacy, Inc. (a)	11,345	238,812
Envision Healthcare Corp. (a)	28,822	1,227,817
Express Scripts Holding Co. (a)	145,368	8,909,605
Laboratory Corp. of America Holdings (a)	25,057	3,851,512
LHC Group, Inc. (a)	3,994	266,839
MEDNAX, Inc. (a)	22,749	996,179
National Research Corp. Class A	2,251	84,525
Premier, Inc. Class A (a)	12,666	413,798
Quest Diagnostics, Inc.	33,526	3,144,068
Teladoc, Inc. (a)	8,805	291,005
The Providence Service Corp. (a)	2,825	157,070
Tivity Health, Inc. (a)	8,675	401,219

		24,766,270

Health Care Distributors – 2.2%
Aceto Corp.	7,103	71,527
AmerisourceBergen Corp.	40,116	3,086,926
Cardinal Health, Inc.	77,363	4,788,770
Henry Schein, Inc. (a)	38,863	3,054,632
McKesson Corp.	51,654	7,122,053
Owens & Minor, Inc.	15,147	372,162
Patterson Cos., Inc.	20,215	747,955
PharMerica Corp. (a)	7,627	223,471

		19,467,496

Health Care Facilities – 1.4%
Acadia Healthcare Co., Inc. (a)	18,207	570,972
Brookdale Senior Living, Inc. (a)	45,847	459,845
Capital Senior Living Corp. (a)	5,715	76,009
Community Health Systems, Inc. (a)	28,400	167,560
Genesis Healthcare, Inc. (a)	11,373	11,108
HCA Healthcare, Inc. (a)	71,888	5,438,327
HealthSouth Corp.	21,921	1,011,435
Kindred Healthcare, Inc.	21,506	130,111
LifePoint Health, Inc. (a)	9,911	477,215
National HealthCare Corp.	2,602	166,528
Select Medical Holdings Corp. (a)	26,171	501,175
Surgery Partners, Inc. (a)	4,610	42,643
Tenet Healthcare Corp. (a)	24,783	353,901
The Ensign Group, Inc.	11,817	272,736
Universal Health Services, Inc. Class B	21,915	2,250,670

	Shares	Value
US Physical Therapy, Inc.	3,023	$205,413

		12,135,648

Managed Health Care – 12.1%
Aetna, Inc.	81,240	13,813,237
Anthem, Inc.	64,904	13,578,566
Centene Corp. (a)	42,194	3,952,312
Cigna Corp.	62,751	12,375,752
HealthEquity, Inc. (a)	12,478	626,645
Humana, Inc.	35,348	9,026,112
Magellan Health, Inc. (a)	5,858	499,688
Molina Healthcare, Inc. (a)	10,522	713,707
Triple-S Management Corp. Class B (a)	5,725	137,457
UnitedHealth Group, Inc.	236,123	49,637,777
WellCare Health Plans, Inc. (a)	10,886	2,152,598

		106,513,851

TOTAL HEALTH CARE PROVIDERS & SERVICES		162,883,265

HEALTH CARE TECHNOLOGY – 1.3%
Health Care Technology – 1.3%
Allscripts Healthcare Solutions, Inc. (a)	42,310	570,339
athenahealth, Inc. (a)	9,791	1,252,073
Castlight Health, Inc. Class B (a)	15,787	60,780
Cerner Corp. (a)	72,834	4,917,752
Computer Programs & Systems, Inc.	2,894	87,254
Cotiviti Holdings, Inc. (a)	10,071	354,096
Evolent Health, Inc. Class A (a)	14,517	235,901
HealthStream, Inc. (a)	6,691	163,662
HMS Holdings Corp. (a)	20,575	395,863
Inovalon Holdings, Inc. Class A (a)	13,715	229,726
Medidata Solutions, Inc. (a)	14,341	1,078,873
Omnicell, Inc. (a)	9,053	450,839
Quality Systems, Inc. (a)	11,510	161,946
Veeva Systems, Inc. Class A (a)	26,323	1,604,124
Vocera Communications, Inc. (a)	6,127	172,904

TOTAL HEALTH CARE TECHNOLOGY		11,736,132

LIFE SCIENCES TOOLS & SERVICES – 6.1%
Life Sciences Tools & Services – 6.1%
Accelerate Diagnostics, Inc. (a)	7,987	158,542
Agilent Technologies, Inc.	78,939	5,370,220
Bio-Rad Laboratories, Inc. Class A (a)	5,095	1,119,830
Bio-Techne Corp.	9,178	1,202,502
Bruker Corp.	27,382	859,795
Cambrex Corp. (a)	7,946	343,664
Charles River Laboratories International, Inc. (a)	11,696	1,360,128
Illumina, Inc. (a)	35,761	7,337,800
INC Research Holdings, Inc. Class A (a)	14,033	801,986
Luminex Corp.	9,624	205,472
Medpace Holdings, Inc. (a)	2,085	78,125
Mettler-Toledo International, Inc. (a)	6,324	4,316,952
NeoGenomics, Inc. (a)	14,307	124,042

Quarterly Report	4

Common Stocks – continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES – continued
Life Sciences Tools & Services – continued
Pacific Biosciences of California, Inc. (a)	23,817	$100,746
PerkinElmer, Inc.	26,940	1,948,301
PRA Health Sciences, Inc. (a)	12,403	1,009,976
Quintiles IMS Holdings Inc. (a)	34,365	3,714,856
Thermo Fisher Scientific, Inc.	95,858	18,580,156
VWR Corp. (a)	22,606	748,259
Waters Corp. (a)	19,606	3,843,756

TOTAL LIFE SCIENCES TOOLS & SERVICES		53,225,108

PHARMACEUTICALS – 30.3%
Pharmaceuticals – 30.3%
Aclaris Therapeutics, Inc. (a)	5,835	147,100
Aerie Pharmaceuticals, Inc. (a)	7,321	452,072
Akorn, Inc. (a)	22,844	744,029
Allergan PLC	82,308	14,587,447
Amphastar Pharmaceuticals, Inc. (a)	9,093	164,310
ANI Pharmaceuticals, Inc. (a)	2,083	120,981
Bristol-Myers Squibb Co.	403,664	24,889,922
Catalent, Inc. (a)	32,378	1,378,979
Cempra, Inc. (a)	13,096	30,121
Collegium Pharmaceutical, Inc. (a)	4,572	47,229
Corcept Therapeutics, Inc. (a)	20,847	410,477
Depomed, Inc. (a)	13,570	65,679
Dermira, Inc. (a)	7,727	206,852
Eli Lilly & Co.	243,324	19,937,969
Endo International PLC (a)	49,533	316,020
Horizon Pharma PLC (a)	40,157	544,529
Impax Laboratories, Inc. (a)	17,069	309,802
Innoviva, Inc. (a)	18,935	231,764
Intersect ENT, Inc. (a)	6,254	185,431
Intra-Cellular Therapies, Inc. (a)	10,376	161,762
Jazz Pharmaceuticals PLC (a)	14,693	2,079,500
Johnson & Johnson	660,059	92,018,825
Lannett Co., Inc. (a)	7,043	140,156
Mallinckrodt PLC (a)	24,504	776,042
Merck & Co., Inc.	670,189	36,920,712
Mylan N.V. (a)	111,586	3,984,736
MyoKardia, Inc. (a)	5,100	196,095
Nektar Therapeutics (a)	38,174	919,612

	Shares	Value
Omeros Corp. (a)	11,052	$174,179
Pacira Pharmaceuticals, Inc. (a)	9,778	313,385
Paratek Pharmaceuticals, Inc. (a)	5,019	107,407
Perrigo Co. PLC	31,645	2,562,928
Pfizer, Inc.	1,462,280	51,267,537
Phibro Animal Health Corp. Class A	4,637	174,583
Prestige Brands Holdings, Inc. (a)	12,924	606,136
Reata Pharmaceuticals, Inc. Class A (a)	2,852	86,359
Revance Therapeutics, Inc. (a)	5,178	134,628
Sucampo Pharmaceuticals, Inc. Class A (a)	6,180	61,800
Supernus Pharmaceuticals, Inc. (a)	12,399	515,798
Teligent, Inc. (a)	10,355	58,816
The Medicines Co. (a)	17,585	505,393
TherapeuticsMD, Inc. (a)	42,235	199,349
Theravance Biopharma, Inc. (a)	10,400	300,144
WaVe Life Sciences Ltd. (a)	2,681	61,797
Zoetis, Inc.	120,208	7,671,675

TOTAL PHARMACEUTICALS		266,770,067

TOTAL COMMON STOCKS (Cost $795,923,010)		879,350,976

Money Market Funds – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.88% (c) (Cost $442,062)	442,062	442,062

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $796,365,072)		879,793,038

NET OTHER ASSETS (LIABILITIES) – 0.1%		464,695

NET ASSETS – 100.0%		$880,257,733

Legend

(a)	Non-income producing.

(b)	Level 3 security.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

5	Quarterly Report

Investments (Unaudited) – continued

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$879,350,976	$879,244,372	$—	$106,604
Money Market Funds	442,062	442,062	—	—

Total Investments in Securities:	$879,793,038	$879,686,434	$—	$106,604

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

7	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Industrials Index ETF

October 31, 2017

T06-QTLY-1217

1.9584813.103

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AEROSPACE & DEFENSE – 22.6%
Aerospace & Defense – 22.6%
AAR Corp.	4,674	$181,772
Aerojet Rocketdyne Holdings, Inc. (a)	9,015	284,694
Aerovironment, Inc. (a)	2,984	152,661
Arconic, Inc.	56,338	1,415,211
Astronics Corp. (a)	3,003	103,303
Axon Enterprise, Inc. (a)	7,458	171,310
BWX Technologies, Inc.	12,673	759,366
Cubic Corp.	3,656	199,435
Curtiss-Wright Corp.	5,955	704,179
Engility Holdings, Inc. (a)	2,940	98,990
Esterline Technologies Corp. (a)	3,792	359,671
General Dynamics Corp.	36,412	7,390,908
HEICO Corp.	3,832	347,486
HEICO Corp. Class A	6,825	519,382
Hexcel Corp.	12,930	784,722
Huntington Ingalls Industries, Inc.	6,535	1,521,544
KLX, Inc. (a)	7,353	403,386
Kratos Defense & Security Solutions, Inc. (a)	12,235	147,309
L3 Technologies, Inc.	11,056	2,069,462
Lockheed Martin Corp.	36,990	11,398,838
Mercury Systems, Inc. (a)	6,798	343,095
Moog, Inc. Class A (a)	4,605	404,135
National Presto Industries, Inc.	699	81,713
Northrop Grumman Corp.	23,551	6,960,027
Orbital ATK, Inc.	8,200	1,090,026
Raytheon Co.	41,331	7,447,846
Rockwell Collins, Inc.	23,061	3,127,072
Spirit AeroSystems Holdings, Inc. Class A	17,134	1,372,433
Teledyne Technologies, Inc. (a)	4,766	810,029
Textron, Inc.	37,978	2,002,960
The Boeing Co.	81,420	21,004,732
The KEYW Holding Corp. (a)	6,239	47,104
TransDigm Group, Inc.	7,394	2,051,835
Triumph Group, Inc.	7,043	218,685
United Technologies Corp.	108,083	12,944,020
Wesco Aircraft Holdings, Inc. (a)	7,752	70,156

TOTAL AEROSPACE & DEFENSE		88,989,497

AIR FREIGHT & LOGISTICS – 6.2%
Air Freight & Logistics – 6.2%
Air Transport Services Group, Inc. (a)	2,140	51,788
Atlas Air Worldwide Holdings, Inc. (a)	911	55,890
CH Robinson Worldwide, Inc.	20,000	1,570,600
Echo Global Logistics, Inc. (a)	3,673	88,336
Expeditors International of Washington, Inc.	25,582	1,493,477
FedEx Corp.	36,069	8,144,741
Forward Air Corp.	4,305	247,279
Hub Group, Inc. Class A (a)	4,788	207,320

	Shares	Value
United Parcel Service, Inc. Class B	97,803	$11,494,787
XPO Logistics, Inc. (a)	15,880	1,101,278

TOTAL AIR FREIGHT & LOGISTICS		24,455,496

AIRLINES – 1.1%
Airlines – 1.1%
Allegiant Travel Co.	592	80,749
American Airlines Group, Inc.	17,510	819,818
Delta Air Lines, Inc.	26,137	1,307,634
Hawaiian Holdings, Inc. (a)	1,907	63,885
SkyWest, Inc.	1,885	88,783
Southwest Airlines Co.	21,474	1,156,590
Spirit Airlines, Inc. (a)	2,425	89,943
United Continental Holdings, Inc. (a)	11,009	643,806

TOTAL AIRLINES		4,251,208

BUILDING PRODUCTS – 4.6%
Building Products – 4.6%
AAON, Inc.	5,980	209,300
Advanced Drainage Systems, Inc.	5,473	106,997
Allegion PLC	13,538	1,128,934
American Woodmark Corp. (a)	2,068	199,769
AO Smith Corp.	20,870	1,235,504
Apogee Enterprises, Inc.	4,095	195,454
Armstrong Flooring, Inc. (a)	2,991	44,267
Armstrong World Industries, Inc. (a)	5,638	288,102
Builders FirstSource, Inc. (a)	15,966	287,707
Continental Building Products, Inc. (a)	5,598	149,467
CSW Industrials, Inc. (a)	2,291	112,373
Fortune Brands Home & Security, Inc.	21,847	1,443,213
Gibraltar Industries, Inc. (a)	4,216	140,182
Griffon Corp.	4,362	98,363
Insteel Industries, Inc.	2,545	65,025
JELD-WEN Holding, Inc. (a)	6,706	247,317
Johnson Controls International PLC	133,243	5,514,928
Lennox International, Inc.	5,461	1,043,761
Masco Corp.	45,411	1,808,266
Masonite International Corp. (a)	4,233	284,034
NCI Building Systems, Inc. (a)	6,037	96,290
Owens Corning	15,896	1,314,440
Patrick Industries, Inc. (a)	2,236	207,948
PGT Innovations, Inc. (a)	7,005	98,770
Ply Gem Holdings, Inc. (a)	3,442	58,170
Quanex Building Products Corp.	4,481	98,358
Simpson Manufacturing Co., Inc.	5,746	320,282
Trex Co., Inc. (a)	4,193	458,924
Universal Forest Products, Inc.	2,933	331,136
USG Corp. (a)	13,409	460,331

TOTAL BUILDING PRODUCTS		18,047,612

COMMERCIAL SERVICES & SUPPLIES – 5.8%
Commercial Printing – 0.3%
Brady Corp. Class A	6,792	258,436

Quarterly Report	2

Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – continued
Commercial Printing – continued
Deluxe Corp.	6,888	$479,749
Ennis, Inc.	3,662	73,789
InnerWorkings, Inc. (a)	6,669	72,559
LSC Communications, Inc.	4,879	78,942
Multi-Color Corp.	2,052	169,700
Quad/Graphics, Inc.	4,321	98,476
RR Donnelley & Sons Co.	9,759	89,783

		1,321,434

Diversified Support Services – 1.4%
Cintas Corp.	12,701	1,892,957
Copart, Inc. (a)	29,466	1,069,321
Healthcare Services Group, Inc.	10,333	546,512
KAR Auction Services, Inc.	19,510	923,408
Matthews International Corp. Class A	4,544	285,590
McGrath RentCorp	3,196	142,861
Mobile Mini, Inc.	6,216	205,750
UniFirst Corp.	2,200	346,500
Viad Corp.	2,909	168,868
VSE Corp.	1,227	60,246

		5,642,013

Environmental & Facilities Services – 3.4%
ABM Industries, Inc.	7,891	331,185
Advanced Disposal Services, Inc. (a)	4,373	108,975
Casella Waste Systems, Inc. Class A (a)	5,476	101,087
Clean Harbors, Inc. (a)	7,732	413,739
Covanta Holding Corp.	16,702	268,902
Republic Services, Inc.	33,578	2,184,921
Rollins, Inc.	13,895	610,129
SP Plus Corp. (a)	3,195	123,806
Stericycle, Inc. (a)	12,127	859,198
Team, Inc. (a)	4,357	53,591
Tetra Tech, Inc.	8,080	397,940
US Ecology, Inc.	3,091	146,977
Waste Connections, Inc.	37,447	2,646,380
Waste Management, Inc.	62,734	5,154,853

		13,401,683

Office Services & Supplies – 0.6%
ACCO Brands Corp. (a)	15,587	203,410
Essendant, Inc.	5,302	51,323
Herman Miller, Inc.	8,482	284,995
HNI Corp.	6,294	215,381
Interface, Inc.	8,938	203,786
Kimball International, Inc. Class B	5,255	100,738
Knoll, Inc.	6,882	146,036
MSA Safety, Inc.	4,861	386,450
Pitney Bowes, Inc.	26,471	363,712
Steelcase, Inc. Class A	12,481	181,599

		2,137,430

	Shares	Value
Security & Alarm Services – 0.1%
The Brink’s Co.	6,449	$490,769

TOTAL COMMERCIAL SERVICES & SUPPLIES		22,993,329

CONSTRUCTION & ENGINEERING – 1.8%
Construction & Engineering – 1.8%
AECOM (a)	22,054	773,213
Aegion Corp. (a)	4,673	108,834
Argan, Inc.	2,068	142,175
Chicago Bridge & Iron Co. N.V.	14,376	200,402
Comfort Systems USA, Inc.	5,319	235,632
Dycom Industries, Inc. (a)	4,407	387,067
EMCOR Group, Inc.	8,386	675,157
Fluor Corp.	19,803	853,311
Granite Construction, Inc.	5,684	362,014
Great Lakes Dredge & Dock Corp. (a)	7,544	38,474
Jacobs Engineering Group, Inc.	17,127	996,963
KBR, Inc.	20,396	400,374
MasTec, Inc. (a)	9,397	409,239
MYR Group, Inc. (a)	2,281	72,741
Primoris Services Corp.	5,792	163,740
Quanta Services, Inc. (a)	21,645	816,666
Tutor Perini Corp. (a)	5,700	160,740
Valmont Industries, Inc.	3,216	511,022

TOTAL CONSTRUCTION & ENGINEERING		7,307,764

ELECTRICAL EQUIPMENT – 5.7%
Electrical Components & Equipment – 5.6%
Acuity Brands, Inc.	6,265	1,047,508
AMETEK, Inc.	32,648	2,203,414
Atkore International Group, Inc. (a)	4,456	86,045
Eaton Corp. PLC	63,516	5,082,550
Emerson Electric Co.	91,529	5,899,959
Encore Wire Corp.	2,951	133,238
EnerSys	6,162	427,458
Generac Holdings, Inc. (a)	8,905	463,862
General Cable Corp.	7,098	148,703
Hubbell, Inc.	7,410	932,326
Plug Power, Inc. (a)	31,793	90,610
Powell Industries, Inc.	1,159	33,588
Regal-Beloit Corp.	6,369	516,844
Rockwell Automation, Inc.	18,284	3,671,793
Sensata Technologies Holding N.V. (a)	24,318	1,189,393
Sunrun, Inc. (a)	9,588	55,035
Thermon Group Holdings, Inc. (a)	4,684	100,753
Vicor Corp. (a)	2,569	55,362

		22,138,441

Heavy Electrical Equipment – 0.1%
AZZ, Inc.	3,681	175,952
Babcock & Wilcox Enterprises, Inc. (a)	6,911	30,270

		206,222

TOTAL ELECTRICAL EQUIPMENT		22,344,663

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
INDUSTRIAL CONGLOMERATES – 16.3%
Industrial Conglomerates – 16.3%
3M Co.	84,806	$19,521,493
Carlisle Cos., Inc.	9,191	1,009,448
General Electric Co.	1,233,096	24,859,215
Honeywell International, Inc.	102,838	14,825,126
Raven Industries, Inc.	5,082	171,009
Roper Industries, Inc.	14,491	3,741,142

TOTAL INDUSTRIAL CONGLOMERATES		64,127,433

MACHINERY – 19.8%
Agricultural & Farm Machinery – 1.8%
AGCO Corp.	9,043	620,078
Deere & Co.	38,417	5,104,851
Lindsay Corp.	1,508	138,072
The Toro Co.	15,296	961,354
Titan International, Inc.	7,217	70,294

		6,894,649

Construction & Farm Machinery & Heavy Trucks – 6.6%
Alamo Group, Inc.	1,412	148,966
Allison Transmission Holdings, Inc.	19,457	826,728
American Railcar Industries, Inc.	1,081	43,024
Astec Industries, Inc.	2,782	144,525
Caterpillar, Inc.	83,649	11,359,534
Cummins, Inc.	22,650	4,006,332
Douglas Dynamics, Inc.	3,193	133,946
Federal Signal Corp.	8,549	182,521
Meritor, Inc. (a)	11,972	311,392
Navistar International Corp. (a)	6,249	264,395
Oshkosh Corp.	10,600	970,536
PACCAR, Inc.	49,858	3,576,314
REV Group, Inc.	4,095	105,651
Terex Corp.	13,879	653,840
The Greenbrier Cos., Inc.	3,998	208,696
The Manitowoc Co., Inc. (a)	18,770	178,690
Trinity Industries, Inc.	19,456	632,709
Wabash National Corp.	8,500	191,250
WABCO Holdings, Inc. (a)	7,305	1,077,999
Wabtec Corp.	12,281	939,497

		25,956,545

Industrial Machinery – 11.4%
Actuant Corp. Class A	8,475	216,113
Albany International Corp. Class A	4,131	249,306
Altra Industrial Motion Corp.	4,139	198,258
Barnes Group, Inc.	7,261	472,618
Briggs & Stratton Corp.	5,997	151,124
Chart Industries, Inc. (a)	4,126	179,481
CIRCOR International, Inc.	1,999	87,856
Colfax Corp. (a)	13,117	547,110
Columbus McKinnon Corp.	2,899	114,684
Crane Co.	6,774	563,055
Donaldson Co., Inc.	17,855	842,935

	Shares	Value
Dover Corp.	22,087	$2,109,088
Energy Recovery, Inc. (a)	4,860	37,471
EnPro Industries, Inc.	3,025	253,313
ESCO Technologies, Inc.	3,649	211,460
Flowserve Corp.	18,576	818,644
Fortive Corp.	44,296	3,200,829
Franklin Electric Co., Inc.	5,628	256,074
Global Brass & Copper Holdings, Inc.	3,144	110,040
Graco, Inc.	7,902	1,041,405
Harsco Corp. (a)	11,320	240,550
Hillenbrand, Inc.	8,923	352,905
Hyster-Yale Materials Handling, Inc.	1,143	89,714
IDEX Corp.	10,845	1,390,437
Illinois Tool Works, Inc.	44,148	6,910,045
Ingersoll-Rand PLC	36,348	3,220,433
ITT, Inc.	12,634	589,250
John Bean Technologies Corp.	4,498	480,836
Kadant, Inc.	1,561	177,330
Kennametal, Inc.	11,400	497,610
Lincoln Electric Holdings, Inc.	8,422	772,045
Lydall, Inc. (a)	2,474	142,997
Milacron Holdings Corp. (a)	8,366	150,170
Mueller Industries, Inc.	7,721	268,305
Mueller Water Products, Inc. Class A	22,597	269,808
NN, Inc.	3,779	111,669
Nordson Corp.	7,374	934,212
Omega Flex, Inc.	430	27,731
Parker Hannifin Corp.	18,911	3,453,338
Park-Ohio Holdings Corp.	1,209	57,004
Pentair PLC	24,579	1,731,836
Proto Labs, Inc. (a)	3,591	313,315
RBC Bearings, Inc. (a)	3,412	422,474
Rexnord Corp. (a)	14,708	375,348
Snap-on, Inc.	8,227	1,298,056
SPX Corp. (a)	5,967	174,773
SPX FLOW, Inc. (a)	6,039	248,988
Standex International Corp.	1,798	186,183
Stanley Black & Decker, Inc.	21,733	3,510,966
Sun Hydraulics Corp.	3,442	198,018
Tennant Co.	2,509	173,999
The Gorman-Rupp Co.	2,597	83,052
The Middleby Corp. (a)	8,180	948,062
The Timken Co.	9,935	468,435
Trimas Corp. (a)	6,428	170,663
Watts Water Technologies, Inc. Class A	3,729	251,335
Welbilt, Inc. (a)	18,765	413,956
Woodward, Inc.	7,854	607,350
Xylem, Inc.	25,512	1,697,313

		45,071,375

TOTAL MACHINERY		77,922,569

Quarterly Report	4

Common Stocks – continued
	Shares	Value
MARINE – 0.0%
Marine – 0.0%
Kirby Corp. (a)	1,914	$135,607
Matson, Inc.	1,511	41,144

TOTAL MARINE		176,751

PROFESSIONAL SERVICES – 4.0%
Human Resource & Employment Services – 1.1%
GP Strategies Corp. (a)	1,756	51,012
Heidrick & Struggles International, Inc.	2,683	66,673
Insperity, Inc.	2,691	255,376
Kelly Services, Inc. Class A	4,461	117,369
Kforce, Inc.	3,471	72,717
Korn/Ferry International	7,742	323,848
ManpowerGroup, Inc.	9,533	1,175,228
On Assignment, Inc. (a)	7,156	438,090
Robert Half International, Inc.	18,088	936,416
TriNet Group, Inc. (a)	5,824	202,209
TrueBlue, Inc. (a)	5,991	162,356
WageWorks, Inc. (a)	5,602	357,128

		4,158,422

Research & Consulting Services – 2.9%
CBIZ, Inc. (a)	7,350	124,582
Equifax, Inc.	17,065	1,852,064
Exponent, Inc.	3,649	269,479
Forrester Research, Inc.	1,247	54,494
FTI Consulting, Inc. (a)	5,833	249,361
Huron Consulting Group, Inc. (a)	3,093	113,204
ICF International, Inc. (a)	2,709	145,473
IHS Markit Ltd. (a)	57,803	2,462,986
Mistras Group, Inc. (a)	2,359	49,563
Navigant Consulting, Inc. (a)	6,673	115,510
Nielsen Holdings PLC	50,693	1,879,189
Resources Connection, Inc.	3,897	61,378
RPX Corp. (a)	6,264	81,557
The Advisory Board Co. (a)	5,774	311,363
The Dun & Bradstreet Corp.	5,255	613,942
TransUnion (a)	21,977	1,153,573
Verisk Analytics, Inc. (a)	22,291	1,895,849

		11,433,567

TOTAL PROFESSIONAL SERVICES		15,591,989

ROAD & RAIL – 8.6%
Railroads – 7.0%
CSX Corp.	131,018	6,607,238
Genesee & Wyoming, Inc. Class A (a)	8,714	625,491
Kansas City Southern	15,057	1,569,240
Norfolk Southern Corp.	41,160	5,409,247
Union Pacific Corp.	114,654	13,275,787

		27,487,003

Trucking – 1.6%
AMERCO	975	382,824

	Shares	Value
ArcBest Corp.	3,554	$115,860
Avis Budget Group, Inc. (a)	10,780	444,675
Covenant Transportation Group, Inc. Class A (a)	1,714	50,906
Heartland Express, Inc.	6,436	137,280
Hertz Global Holdings, Inc. (a)	7,063	175,657
JB Hunt Transport Services, Inc.	12,493	1,329,130
Knight-Swift Transportation Holdings, Inc.	18,986	786,970
Landstar System, Inc.	5,963	588,846
Marten Transport Ltd.	5,743	112,850
Old Dominion Freight Line, Inc.	9,381	1,136,321
Roadrunner Transportation Systems, Inc. (a)	4,301	37,849
Ryder System, Inc.	7,579	614,505
Saia, Inc. (a)	3,638	235,742
Universal Truckload Services, Inc.	1,131	24,430
Werner Enterprises, Inc.	6,693	238,606
YRC Worldwide, Inc. (a)	4,722	63,605

		6,476,056

TOTAL ROAD & RAIL		33,963,059

TRADING COMPANIES & DISTRIBUTORS – 3.2%
Trading Companies & Distributors – 3.2%
Air Lease Corp.	13,882	603,173
Aircastle Ltd.	7,786	181,102
Applied Industrial Technologies, Inc.	5,540	352,621
Beacon Roofing Supply, Inc. (a)	9,448	523,514
BMC Stock Holdings, Inc. (a)	8,626	185,028
DXP Enterprises, Inc. (a)	2,326	74,595
Fastenal Co.	41,049	1,928,072
Foundation Building Materials, Inc. (a)	2,132	28,675
GATX Corp.	5,288	314,160
GMS, Inc. (a)	4,077	138,822
H&E Equipment Services, Inc.	4,498	148,164
HD Supply Holdings, Inc. (a)	28,684	1,015,127
Herc Holdings, Inc. (a)	3,008	145,768
Kaman Corp.	3,261	182,420
MRC Global, Inc. (a)	13,494	231,422
MSC Industrial Direct Co., Inc. Class A	6,414	531,721
Nexeo Solutions, Inc. (a)	3,785	27,971
NOW, Inc. (a)	15,348	192,157
Rush Enterprises, Inc. Class A (a)	4,340	220,385
Rush Enterprises, Inc. Class B (a)	653	31,076
SiteOne Landscape Supply, Inc. (a)	5,635	357,879
Titan Machinery, Inc. (a)	2,543	37,865
Triton International Ltd. (a)	8,428	336,277
United Rentals, Inc. (a)	11,997	1,697,336
Univar, Inc. (a)	14,971	445,387
Veritiv Corp. (a)	1,662	53,433
Watsco, Inc.	4,303	716,751
WESCO International, Inc. (a)	6,914	436,619
WW Grainger, Inc.	7,883	1,558,469

TOTAL TRADING COMPANIES & DISTRIBUTORS		12,695,989

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
TRANSPORTATION INFRASTRUCTURE – 0.2%
Airport Services – 0.2%
Macquarie Infrastructure Corp.	11,091	$771,379

TOTAL COMMON STOCKS (Cost $341,862,880)		393,638,738

Money Market Funds – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.88% (b) (Cost $219,972)	219,972	$219,972

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $342,082,852)		393,858,710

NET OTHER ASSETS (LIABILITIES) – 0.0%		116,207

NET ASSETS – 100.0%		$393,974,917

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

7	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Information Technology Index ETF

October 31, 2017

T07-QTLY-1217

1.9584815.103

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 4.7%
Communications Equipment – 4.7%
Acacia Communications, Inc. (a)	3,401	$143,896
ADTRAN, Inc.	9,392	198,171
Applied Optoelectronics, Inc. (a)	3,549	144,586
Arista Networks, Inc. (a)	9,235	1,845,984
ARRIS International PLC (a)	35,145	1,001,632
Brocade Communications Systems, Inc.	80,545	938,349
CalAmp Corp. (a)	6,977	158,587
Calix, Inc. (a)	8,090	44,495
Ciena Corp. (a)	27,807	591,455
Cisco Systems, Inc.	983,911	33,600,561
CommScope Holding Co., Inc. (a)	37,973	1,220,452
Comtech Telecommunications Corp.	4,454	95,805
EchoStar Corp. Class A (a)	9,324	521,678
Extreme Networks, Inc. (a)	21,431	257,172
F5 Networks, Inc. (a)	12,789	1,550,922
Finisar Corp. (a)	21,761	512,254
Harmonic, Inc. (a)	14,831	54,875
Harris Corp.	23,998	3,343,401
Infinera Corp. (a)	29,007	242,789
InterDigital, Inc.	6,802	498,927
Juniper Networks, Inc.	75,336	1,870,593
Lumentum Holdings, Inc. (a)	12,076	762,599
Mitel Networks Corp. (a)	18,874	162,128
Motorola Solutions, Inc.	32,203	2,915,660
NETGEAR, Inc. (a)	6,348	296,134
Netscout Systems, Inc. (a)	17,023	483,453
Oclaro, Inc. (a)	32,396	267,915
Palo Alto Networks, Inc. (a)	18,067	2,659,462
Plantronics, Inc.	6,505	295,067
Quantenna Communications, Inc. (a)	2,642	40,925
Sonus Networks, Inc. (a)	9,469	73,858
Ubiquiti Networks, Inc. (a)	5,587	347,400
ViaSat, Inc. (a)	10,849	706,270
Viavi Solutions, Inc. (a)	44,288	410,993

TOTAL COMMUNICATIONS EQUIPMENT		58,258,448

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.1%
Electronic Components – 1.3%
Amphenol Corp. Class A	60,121	5,230,527
AVX Corp.	10,088	190,058
Belden, Inc.	8,328	665,490
Corning, Inc.	180,983	5,666,578
Dolby Laboratories, Inc. Class A	11,346	657,387
II-VI, Inc. (a)	11,287	510,172
Knowles Corp. (a)	17,426	288,575
Littelfuse, Inc.	4,474	935,066
Rogers Corp. (a)	3,532	537,147
Universal Display Corp.	8,365	1,225,472
Vishay Intertechnology, Inc.	26,443	588,357

		16,494,829

	Shares	Value
Electronic Equipment & Instruments – 0.9%
Badger Meter, Inc.	5,865	$256,887
Cognex Corp.	17,073	2,102,540
Coherent, Inc. (a)	4,841	1,271,779
Daktronics, Inc.	7,044	72,342
FARO Technologies, Inc. (a)	3,413	176,793
Fitbit, Inc. Class A (a)	30,990	190,279
FLIR Systems, Inc.	26,819	1,255,666
Itron, Inc. (a)	6,900	539,235
Keysight Technologies, Inc. (a)	36,549	1,632,644
Mesa Laboratories, Inc.	635	101,251
MTS Systems Corp.	3,347	174,211
National Instruments Corp.	23,072	1,038,240
Novanta, Inc. (a)	6,404	302,909
OSI Systems, Inc. (a)	3,522	311,274
VeriFone Systems, Inc. (a)	22,059	420,886
Zebra Technologies Corp. Class A (a)	10,408	1,207,224

		11,054,160

Electronic Manufacturing Services – 1.3%
Benchmark Electronics, Inc. (a)	9,793	303,093
CTS Corp.	5,927	161,214
Fabrinet (a)	7,500	278,850
Flex Ltd. (a)	104,364	1,857,679
IPG Photonics Corp. (a)	7,397	1,574,895
Jabil, Inc.	32,390	915,989
KEMET Corp. (a)	9,963	255,950
Kimball Electronics, Inc. (a)	5,394	118,668
Methode Electronics, Inc.	6,916	324,361
Park Electrochemical Corp.	3,978	75,105
Plexus Corp. (a)	6,689	410,905
Sanmina Corp. (a)	15,000	490,875
TE Connectivity Ltd.	69,822	6,351,707
Trimble, Inc. (a)	49,762	2,034,271
TTM Technologies, Inc. (a)	17,427	274,998

		15,428,560

Technology Distributors – 0.6%
Anixter International, Inc. (a)	5,896	405,055
Arrow Electronics, Inc. (a)	17,528	1,465,166
Avnet, Inc.	24,597	978,961
CDW Corp.	30,928	2,164,960
ePlus, Inc. (a)	2,794	267,106
Insight Enterprises, Inc. (a)	6,980	314,449
PC Connection, Inc.	2,381	64,287
ScanSource, Inc. (a)	4,933	211,872
SYNNEX Corp.	5,870	791,746
Systemax, Inc.	2,900	82,795
Tech Data Corp. (a)	7,526	698,187

		7,444,584

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		50,422,133

Quarterly Report	2

Common Stocks – continued
	Shares	Value
INTERNET SOFTWARE & SERVICES – 19.6%
Internet Software & Services – 19.6%
2U, Inc. (a)	10,131	$644,636
Actua Corp. (a)	5,955	92,005
Akamai Technologies, Inc. (a)	34,012	1,777,127
Alarm.com Holdings, Inc. (a)	3,125	145,875
Alphabet, Inc. Class A (a)	58,578	60,513,417
Alphabet, Inc. Class C (a)	61,438	62,460,328
ANGI Homeservices, Inc. Class A (a)	6,974	87,175
Bankrate, Inc. (a)	9,436	131,160
Bazaarvoice, Inc. (a)	15,545	75,005
Benefitfocus, Inc. (a)	3,141	86,063
Blucora, Inc. (a)	8,033	174,316
Box, Inc. Class A (a)	14,574	319,899
Brightcove, Inc. (a)	5,535	44,280
Carbonite, Inc. (a)	4,288	97,338
Cars.com, Inc. (a)	13,301	316,830
ChannelAdvisor Corp. (a)	4,424	49,770
Cimpress N.V. (a)	4,600	502,044
CommerceHub, Inc. Series A (a)	2,521	56,294
CommerceHub, Inc. Series C (a)	5,603	119,512
Cornerstone OnDemand, Inc. (a)	9,963	382,181
CoStar Group, Inc. (a)	7,022	2,076,756
Coupa Software, Inc. (a)	4,939	171,630
eBay, Inc. (a)	202,235	7,612,125
Endurance International Group Holdings, Inc. (a)	12,060	98,892
Envestnet, Inc. (a)	8,663	462,604
Etsy, Inc. (a)	16,051	268,052
Facebook, Inc. Class A (a)	465,327	83,786,780
Five9, Inc. (a)	8,866	223,689
GoDaddy, Inc. Class A (a)	22,198	1,036,647
Gogo, Inc. (a)	10,678	106,139
GrubHub, Inc. (a)	16,117	983,459
GTT Communications, Inc. (a)	5,944	216,659
Hortonworks, Inc. (a)	8,373	138,238
IAC/InterActiveCorp. (a)	14,373	1,854,836
Instructure, Inc. (a)	2,477	86,200
j2 Global, Inc.	9,511	705,146
LivePerson, Inc. (a)	9,607	134,978
LogMeIn, Inc.	10,377	1,256,136
Match Group, Inc. (a)	9,531	254,859
MercadoLibre, Inc.	8,258	1,984,480
MINDBODY, Inc. Class A (a)	5,601	180,632
New Relic, Inc. (a)	6,420	329,539
NIC, Inc.	12,393	210,681
Nutanix, Inc. Class A (a)	6,762	192,717
Pandora Media, Inc. (a)	47,346	346,099
Q2 Holdings, Inc. (a)	5,935	252,534
Quotient Technology, Inc. (a)	14,361	224,750
Shutterstock, Inc. (a)	3,623	141,261
SPS Commerce, Inc. (a)	3,411	167,685
Stamps.com, Inc. (a)	3,137	703,943
The Trade Desk, Inc. Class A (a)	5,019	330,852

	Shares	Value
TrueCar, Inc. (a)	13,929	$225,371
Tucows, Inc. Class A (a)	1,532	89,545
Twilio, Inc. Class A (a)	11,540	368,703
Twitter, Inc. (a)	122,528	2,526,527
VeriSign, Inc. (a)	17,979	1,933,102
Web.com Group, Inc. (a)	7,872	189,715
XO Group, Inc. (a)	4,887	97,545
Yelp, Inc. (a)	15,064	703,790
Zillow Group, Inc. Class C (a)	20,506	846,488

TOTAL INTERNET SOFTWARE & SERVICES		241,595,039

IT SERVICES – 17.0%
Data Processing & Outsourced Services – 11.4%
Alliance Data Systems Corp.	9,874	2,209,110
Automatic Data Processing, Inc.	88,011	10,232,159
Black Knight, Inc. (a)	22,725	1,030,579
Blackhawk Network Holdings, Inc. (a)	10,605	360,040
Broadridge Financial Solutions, Inc.	23,134	1,987,673
Cardtronics PLC Class A (a)	8,443	193,345
Cass Information Systems, Inc.	2,133	137,579
Conduent, Inc. (a)	35,022	542,141
Convergys Corp.	18,362	472,454
CoreLogic, Inc. (a)	16,762	786,138
CSG Systems International, Inc.	6,697	283,551
DST Systems, Inc.	12,146	711,999
Euronet Worldwide, Inc. (a)	9,786	945,719
EVERTEC, Inc.	12,029	180,435
ExlService Holdings, Inc. (a)	6,538	408,102
Fidelity National Information Services, Inc.	65,037	6,032,832
First Data Corp. Class A (a)	86,696	1,544,056
Fiserv, Inc. (a)	41,776	5,407,068
FleetCor Technologies, Inc. (a)	18,148	2,999,320
Global Payments, Inc.	30,019	3,120,475
Jack Henry & Associates, Inc.	15,257	1,680,253
Mastercard, Inc. Class A	186,656	27,768,813
MAXIMUS, Inc.	12,815	851,300
MoneyGram International, Inc. (a)	5,860	91,123
Net 1 UEPS Technologies, Inc. (a)	11,950	109,104
Paychex, Inc.	63,713	4,064,252
PayPal Holdings, Inc. (a)	224,640	16,299,878
Sabre Corp.	41,119	804,288
Square, Inc. Class A (a)	43,002	1,599,244
Sykes Enterprises, Inc. (a)	7,578	219,307
Syntel, Inc. (a)	6,434	150,298
TeleTech Holdings, Inc.	3,100	129,115
The Western Union Co.	92,783	1,842,670
Total System Services, Inc.	32,526	2,343,498
Travelport Worldwide Ltd.	24,794	389,018
Vantiv, Inc. Class A (a)	31,936	2,235,520
Visa, Inc. Class A	363,315	39,957,384
WEX, Inc. (a)	7,602	939,531

		141,059,371

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
IT SERVICES – continued
IT Consulting & Other Services – 5.6%
Accenture PLC Class A	122,046	$17,374,469
Acxiom Corp. (a)	15,458	388,923
Booz Allen Hamilton Holding Corp.	29,109	1,100,029
CACI International, Inc. Class A (a)	4,840	695,750
Cognizant Technology Solutions Corp. Class A	115,862	8,767,278
CSRA, Inc.	31,948	1,022,017
DXC Technology Co.	55,701	5,097,756
EPAM Systems, Inc. (a)	9,769	890,444
Gartner, Inc. (a)	17,821	2,233,149
International Business Machines Corp.	175,642	27,059,407
Leidos Holdings, Inc.	28,217	1,764,127
ManTech International Corp. Class A	5,140	238,547
Perficient, Inc. (a)	6,932	134,827
Science Applications International Corp.	8,516	624,563
ServiceSource International, Inc. (a)	14,523	50,540
Teradata Corp. (a)	25,780	862,341
The Hackett Group, Inc.	5,322	82,172
Unisys Corp. (a)	9,894	86,572
Virtusa Corp. (a)	5,501	209,918

		68,682,829

TOTAL IT SERVICES		209,742,200

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 16.3%
Semiconductor Equipment – 2.5%
Advanced Energy Industries, Inc. (a)	7,840	664,205
Amkor Technology, Inc. (a)	21,412	247,737
Applied Materials, Inc.	211,352	11,926,593
Axcelis Technologies, Inc. (a)	5,793	190,590
Brooks Automation, Inc.	13,543	465,744
Cabot Microelectronics Corp.	4,976	481,030
Cohu, Inc.	5,484	141,487
Entegris, Inc.	27,875	912,906
FormFactor, Inc. (a)	13,889	252,780
KLA-Tencor Corp.	30,813	3,355,227
Kulicke & Soffa Industries, Inc. (a)	13,981	316,670
Lam Research Corp.	31,738	6,619,595
MKS Instruments, Inc.	10,662	1,158,426
Nanometrics, Inc. (a)	4,858	137,336
PDF Solutions, Inc. (a)	5,483	80,326
Photronics, Inc. (a)	13,580	131,726
Rudolph Technologies, Inc. (a)	5,997	166,417
SolarEdge Technologies, Inc. (a)	5,439	178,671
Teradyne, Inc.	39,146	1,678,972
Ultra Clean Holdings, Inc. (a)	6,173	157,535
Veeco Instruments, Inc. (a)	9,565	172,648
Versum Materials, Inc.	21,295	896,093
Xcerra Corp. (a)	10,133	99,810
Xperi Corp.	9,533	219,259

		30,651,783

	Shares	Value
Semiconductors – 13.8%
Advanced Micro Devices, Inc. (a)	158,187	$1,737,684
Alpha & Omega Semiconductor Ltd. (a)	3,606	66,459
Ambarella, Inc. (a)	6,625	373,915
Analog Devices, Inc.	72,188	6,590,764
Broadcom Ltd.	79,004	20,849,946
Cavium, Inc. (a)	13,446	927,640
Ceva, Inc. (a)	4,117	198,851
Cirrus Logic, Inc. (a)	12,575	704,200
Cree, Inc. (a)	19,035	679,549
Cypress Semiconductor Corp.	64,860	1,028,680
Diodes, Inc. (a)	7,540	258,924
First Solar, Inc. (a)	15,303	838,910
Impinj, Inc. (a)	3,187	108,804
Inphi Corp. (a)	7,353	301,326
Integrated Device Technology, Inc. (a)	26,335	818,228
Intel Corp.	926,638	42,152,763
IXYS Corp. (a)	4,893	120,857
Lattice Semiconductor Corp. (a)	22,451	131,338
MACOM Technology Solutions Holdings, Inc. (a)	8,111	331,578
Marvell Technology Group Ltd.	79,040	1,459,869
Maxim Integrated Products, Inc.	55,502	2,916,075
MaxLinear, Inc. Class A (a)	12,894	315,516
Mellanox Technologies Ltd. (a)	8,841	413,317
Microchip Technology, Inc.	45,134	4,278,703
Micron Technology, Inc. (a)	206,714	9,159,497
Microsemi Corp. (a)	22,760	1,214,701
Monolithic Power Systems, Inc.	7,746	942,456
NeoPhotonics Corp. (a)	6,689	34,850
NVE Corp.	959	81,592
NVIDIA Corp.	117,088	24,214,969
ON Semiconductor Corp. (a)	83,070	1,771,052
Power Integrations, Inc.	5,797	465,789
Qorvo, Inc. (a)	25,081	1,901,391
QUALCOMM, Inc.	290,819	14,834,677
Rambus, Inc. (a)	21,807	320,781
Semtech Corp. (a)	12,875	528,519
Silicon Laboratories, Inc. (a)	8,341	791,561
Skyworks Solutions, Inc.	36,359	4,139,836
SunPower Corp. (a)	12,533	89,235
Synaptics, Inc. (a)	6,751	250,597
Texas Instruments, Inc.	196,109	18,961,779
Xilinx, Inc.	48,758	3,592,977

		170,900,155

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		201,551,938

SOFTWARE – 22.1%
Application Software – 6.2%
8x8, Inc. (a)	18,118	241,875
ACI Worldwide, Inc. (a)	23,292	560,871

Quarterly Report	4

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
Adobe Systems, Inc. (a)	97,385	$17,057,957
ANSYS, Inc. (a)	16,848	2,303,290
Aspen Technology, Inc. (a)	14,652	945,347
Autodesk, Inc. (a)	39,002	4,873,690
Blackbaud, Inc.	9,480	960,324
Blackline, Inc. (a)	2,503	88,907
Bottomline Technologies de, Inc. (a)	8,104	263,866
BroadSoft, Inc. (a)	6,088	333,927
Cadence Design Systems, Inc. (a)	54,951	2,371,685
Callidus Software, Inc. (a)	12,958	328,485
CDK Global, Inc.	25,756	1,637,051
Citrix Systems, Inc. (a)	29,772	2,459,465
Ebix, Inc.	4,100	278,595
Ellie Mae, Inc. (a)	6,657	598,797
Fair Isaac Corp.	6,051	878,363
Glu Mobile, Inc. (a)	21,412	85,862
Guidewire Software, Inc. (a)	14,579	1,166,028
HubSpot, Inc. (a)	6,519	564,219
Intuit, Inc.	47,870	7,229,327
Manhattan Associates, Inc. (a)	13,635	570,761
MicroStrategy, Inc. Class A (a)	1,891	250,104
MobileIron, Inc. (a)	8,038	30,946
Monotype Imaging Holdings, Inc.	8,369	192,905
Nuance Communications, Inc. (a)	56,652	835,051
Paycom Software, Inc. (a)	9,322	766,268
Paylocity Holding Corp. (a)	5,522	294,930
Pegasystems, Inc.	7,525	438,708
PROS Holdings, Inc. (a)	5,363	121,150
PTC, Inc. (a)	22,833	1,517,253
QAD, Inc. Class A	2,078	76,886
RealPage, Inc. (a)	11,301	489,333
RingCentral, Inc. Class A (a)	11,084	467,191
Salesforce.com, Inc. (a)	133,183	13,629,948
Silver Spring Networks, Inc. (a)	7,588	122,319
Splunk, Inc. (a)	27,252	1,834,060
SS&C Technologies Holdings, Inc.	34,204	1,375,001
Synchronoss Technologies, Inc. (a)	8,779	99,466
Synopsys, Inc. (a)	29,532	2,555,109
The Ultimate Software Group, Inc. (a)	5,550	1,124,375
Tyler Technologies, Inc. (a)	6,924	1,227,556
Verint Systems, Inc. (a)	12,387	522,731
Workday, Inc. Class A (a)	25,822	2,865,984
Workiva, Inc. (a)	4,516	100,933
Zendesk, Inc. (a)	19,482	603,942

		77,340,841

Home Entertainment Software – 1.6%
Activision Blizzard, Inc.	140,832	9,223,088
Electronic Arts, Inc. (a)	60,963	7,291,175
Take-Two Interactive Software, Inc. (a)	20,444	2,262,128
Zynga, Inc. Class A (a)	151,503	590,862

		19,367,253

	Shares	Value
Systems Software – 14.3%
A10 Networks, Inc. (a)	9,046	$66,126
Barracuda Networks, Inc. (a)	7,188	167,552
CA, Inc.	61,824	2,001,861
CommVault Systems, Inc. (a)	8,362	435,242
Dell Technologies, Inc. Class V (a)	40,278	3,333,810
FireEye, Inc. (a)	31,348	530,408
Fortinet, Inc. (a)	29,415	1,159,245
Gigamon, Inc. (a)	6,454	248,479
Imperva, Inc. (a)	5,538	236,473
Microsoft Corp.	1,443,266	120,050,866
Oracle Corp.	607,250	30,909,025
Progress Software Corp.	8,535	361,287
Proofpoint, Inc. (a)	8,571	792,046
Qualys, Inc. (a)	6,294	332,953
Rapid7, Inc. (a)	2,892	52,287
Red Hat, Inc. (a)	35,025	4,232,071
ServiceNow, Inc. (a)	33,410	4,222,022
Symantec Corp.	119,626	3,887,845
Tableau Software, Inc. Class A (a)	11,754	953,132
The Rubicon Project, Inc. (a)	8,585	30,563
TiVo Corp.	23,977	435,182
Varonis Systems, Inc. (a)	2,897	126,309
VASCO Data Security International, Inc. (a)	5,859	79,682
VMware, Inc. Class A (a)	13,833	1,655,672

		176,300,138

TOTAL SOFTWARE		273,008,232

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 16.1%
Technology Hardware, Storage & Peripherals – 16.1%
3D Systems Corp. (a)	21,417	265,142
Apple, Inc.	1,025,967	173,429,462
Cray, Inc. (a)	7,865	162,412
Diebold Nixdorf, Inc.	13,274	256,188
Eastman Kodak Co. (a)	4,050	21,668
Electronics For Imaging, Inc. (a)	9,073	279,993
Hewlett Packard Enterprise Co.	321,172	4,470,714
HP, Inc.	331,098	7,135,162
Immersion Corp. (a)	5,482	44,295
NCR Corp. (a)	23,869	765,956
NetApp, Inc.	53,348	2,369,718
Pure Storage, Inc. Class A (a)	15,564	255,717
Seagate Technology PLC	58,597	2,166,331
Super Micro Computer, Inc. (a)	7,610	151,439
Western Digital Corp.	57,283	5,113,653
Xerox Corp.	42,340	1,283,325

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		198,171,175

TOTAL COMMON STOCKS (Cost $949,169,234)		1,232,749,165

5	Quarterly Report

Investments (Unaudited) – continued

Money Market Funds – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.88% (b) (Cost $589,241)	589,241	$589,241

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $949,758,475)		1,233,338,406

NET OTHER ASSETS (LIABILITIES) – 0.0%		347,943

NET ASSETS – 100.0%		$1,233,686,349

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

7	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Materials Index ETF

October 31, 2017

T08-QTLY-1217

1.9584817.103

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
CHEMICALS – 67.8%
Commodity Chemicals – 6.6%
AdvanSix, Inc. (a)	8,991	$416,014
Cabot Corp.	18,415	1,122,578
Calgon Carbon Corp.	14,964	324,719
Hawkins, Inc.	2,823	107,556
Koppers Holdings, Inc. (a)	6,139	298,048
Kronos Worldwide, Inc.	6,837	179,882
LyondellBasell Industries N.V. Class A	100,839	10,439,862
Olin Corp.	48,825	1,783,577
Tredegar Corp.	7,307	141,390
Trinseo S.A.	12,969	920,799
Tronox Ltd. Class A	25,944	686,738
Valvoline, Inc.	60,276	1,447,830

		17,868,993

Diversified Chemicals – 21.5%
DowDuPont, Inc.	687,186	49,690,420
Eastman Chemical Co.	42,941	3,899,472
Huntsman Corp.	59,968	1,920,175
The Chemours Co.	54,329	3,075,565

		58,585,632

Fertilizers & Agricultural Chemicals – 9.4%
AgroFresh Solutions, Inc. (a)	6,686	39,447
American Vanguard Corp.	7,908	177,930
CF Industries Holdings, Inc.	68,678	2,608,390
FMC Corp.	39,459	3,664,163
Monsanto Co.	129,238	15,650,722
The Mosaic Co.	98,049	2,190,415
The Scotts Miracle-Gro Co.	13,168	1,311,796

		25,642,863

Industrial Gases – 8.3%
Air Products & Chemicals, Inc.	64,124	10,223,289
Praxair, Inc.	84,192	12,302,135

		22,525,424

Specialty Chemicals – 22.0%
A Schulman, Inc. Class A	8,696	341,753
Albemarle Corp.	32,616	4,595,268
Ashland Global Holdings, Inc.	18,337	1,246,549
Axalta Coating Systems Ltd. (a)	64,126	2,132,189
Balchem Corp.	9,393	791,736
Celanese Corp. Class A	41,067	4,283,699
Chase Corp.	2,206	261,963
Ecolab, Inc.	76,882	10,045,402
Ferro Corp. (a)	23,416	557,769
Flotek Industries, Inc. (a)	14,886	73,239
FutureFuel Corp.	7,748	117,615
GCP Applied Technologies, Inc. (a)	21,060	616,005
HB Fuller Co.	14,896	847,136
Ingevity Corp. (a)	12,420	884,677
Innophos Holdings, Inc.	5,741	280,907
Innospec, Inc.	7,117	440,186
International Flavors & Fragrances, Inc.	23,251	3,427,662

	Shares	Value
KMG Chemicals, Inc.	3,730	$205,635
Kraton Corp. (a)	9,194	450,782
Minerals Technologies, Inc.	10,342	743,590
NewMarket Corp.	2,792	1,117,889
OMNOVA Solutions, Inc. (a)	13,253	146,446
Platform Specialty Products Corp. (a)	67,475	721,982
PolyOne Corp.	24,100	1,110,287
PPG Industries, Inc.	75,456	8,771,005
Quaker Chemical Corp.	3,921	609,010
Rayonier Advanced Materials, Inc.	12,759	183,347
RPM International, Inc.	39,312	2,096,509
Sensient Technologies Corp.	13,045	992,072
Stepan Co.	5,957	475,726
The Sherwin-Williams Co.	24,685	9,754,278
WR Grace & Co.	20,115	1,538,596

		59,860,909

TOTAL CHEMICALS		184,483,821

CONSTRUCTION MATERIALS – 4.3%
Construction Materials – 4.3%
Eagle Materials, Inc.	14,281	1,507,645
Forterra, Inc. (a)	5,707	28,307
Martin Marietta Materials, Inc.	18,445	3,999,798
Summit Materials, Inc. Class A (a)	31,358	984,641
United States Lime & Minerals, Inc.	659	59,870
US Concrete, Inc. (a)	4,481	350,414
Vulcan Materials Co.	38,923	4,738,876

TOTAL CONSTRUCTION MATERIALS		11,669,551

CONTAINERS & PACKAGING – 13.5%
Metal & Glass Containers – 4.7%
Aptargroup, Inc.	18,369	1,599,389
Ball Corp.	98,248	4,217,787
Berry Plastics Group, Inc. (a)	38,140	2,267,423
Crown Holdings, Inc. (a)	40,080	2,411,614
Greif, Inc. Class A	7,612	422,694
Greif, Inc. Class B	1,298	81,579
Myers Industries, Inc.	7,101	153,382
Owens-Illinois, Inc. (a)	45,558	1,088,381
Silgan Holdings, Inc.	22,754	665,554

		12,907,803

Paper Packaging – 8.8%
Avery Dennison Corp.	26,082	2,769,126
Bemis Co., Inc.	27,097	1,219,907
Graphic Packaging Holding Co.	91,530	1,417,800
International Paper Co.	115,526	6,616,174
Packaging Corp. of America	27,747	3,226,144
Sealed Air Corp.	57,671	2,550,788
Sonoco Products Co.	29,290	1,516,929
WestRock Co.	73,938	4,534,617

		23,851,485

TOTAL CONTAINERS & PACKAGING		36,759,288

Quarterly Report	2

Common Stocks – continued
	Shares	Value
METALS & MINING – 12.5%
Aluminum – 1.2%
Alcoa Corp. (a)	54,262	$2,592,638
Century Aluminum Co. (a)	15,434	216,076
Kaiser Aluminum Corp.	5,062	502,049

		3,310,763

Copper – 2.1%
Freeport-McMoRan, Inc. (a)	404,810	5,659,244

Diversified Metals & Mining – 0.4%
Compass Minerals International, Inc.	9,970	654,032
Materion Corp.	5,892	302,554

		956,586

Gold – 2.7%
McEwen Mining, Inc. (a)	77,777	150,887
Newmont Mining Corp.	157,048	5,678,856
Royal Gold, Inc.	19,225	1,617,015

		7,446,758

Silver – 0.4%
Coeur Mining, Inc. (a)	53,481	405,921
Hecla Mining Co.	116,718	550,909

		956,830

Steel – 5.7%
AK Steel Holding Corp. (a)	91,829	421,495
Allegheny Technologies, Inc. (a)	32,077	807,699
Carpenter Technology Corp.	13,780	686,106
Cleveland-Cliffs, Inc. (a)	82,995	494,650
Commercial Metals Co.	34,128	664,813
Haynes International, Inc.	3,615	128,983
Nucor Corp.	93,965	5,433,996
Reliance Steel & Aluminum Co.	21,444	1,647,757
Ryerson Holding Corp. (a)	4,945	43,516
Schnitzer Steel Industries, Inc. Class A	7,915	233,097
Steel Dynamics, Inc.	71,211	2,649,761
SunCoke Energy, Inc. (a)	17,067	189,273
TimkenSteel Corp. (a)	11,125	155,750
United States Steel Corp.	51,477	1,303,398
Worthington Industries, Inc.	14,079	640,595

		15,500,889

TOTAL METALS & MINING		33,831,070

	Shares	Value
PAPER & FOREST PRODUCTS – 1.8%
Forest Products – 0.7%
Boise Cascade Co. (a)	11,357	$402,606
Deltic Timber Corp.	3,231	299,223
Louisiana-Pacific Corp. (a)	42,657	1,159,417

		1,861,246

Paper Products – 1.1%
Clearwater Paper Corp. (a)	4,840	223,366
Domtar Corp.	18,458	873,433
KapStone Paper and Packaging Corp.	25,671	576,571
Mercer International, Inc.	13,411	197,142
Neenah Paper, Inc.	4,949	429,573
PH Glatfelter Co.	12,845	269,231
Resolute Forest Products, Inc. (a)	17,214	102,423
Schweitzer-Mauduit International, Inc.	9,053	382,308

		3,054,047

TOTAL PAPER & FOREST PRODUCTS		4,915,293

TOTAL COMMON STOCKS (Cost $239,545,900)		271,659,023

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.88% (b) (Cost $227,476)	227,476	227,476

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $239,773,376)		271,886,499

NET OTHER ASSETS (LIABILITIES) – 0.0%		111,381

NET ASSETS – 100.0%		$271,997,880

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they

3	Quarterly Report

Investments (Unaudited) – continued

may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Real Estate Index ETF

October 31, 2017

T16-QTLY-1217

1.9862677.102

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 96.5%
Diversified REIT’s – 6.3%
Alexander & Baldwin, Inc.	18,220	$824,273
American Assets Trust, Inc.	13,978	542,207
Armada Hoffler Properties, Inc.	18,544	264,623
Colony NorthStar, Inc. Class A	202,190	2,482,893
Empire State Realty Trust, Inc. Class A	52,251	1,047,633
Forest City Realty Trust, Inc. Class A	82,591	2,034,216
Gladstone Commercial Corp.	10,567	228,881
Global Net Lease, Inc.	26,517	572,767
Gramercy Property Trust	58,781	1,745,796
Investors Real Estate Trust	50,772	297,016
iStar, Inc. (a)	26,760	313,092
Lexington Realty Trust	84,817	858,348
Liberty Property Trust	56,948	2,441,930
One Liberty Properties, Inc.	5,984	144,992
PS Business Parks, Inc.	7,932	1,049,642
RAIT Financial Trust	52,821	28,259
Select Income REIT	26,326	636,036
Spirit Realty Capital, Inc.	187,783	1,560,477
STORE Capital Corp.	66,340	1,637,935
VEREIT, Inc.	376,525	2,970,782
Washington Real Estate Investment Trust	29,875	961,676
WP Carey, Inc.	41,172	2,805,872

		25,449,346

Health Care REIT’s – 9.4%
CareTrust REIT, Inc.	28,414	537,025
HCP, Inc.	180,808	4,672,079
Healthcare Realty Trust, Inc.	48,046	1,549,003
Healthcare Trust of America, Inc. Class A	74,015	2,224,151
LTC Properties, Inc.	15,487	720,300
Medical Properties Trust, Inc.	140,940	1,864,636
National Health Investors, Inc.	15,861	1,208,450
New Senior Investment Group, Inc.	32,641	291,810
Omega Healthcare Investors, Inc.	76,103	2,196,333
Physicians Realty Trust	69,034	1,199,811
Quality Care Properties, Inc. (a)	36,793	582,433
Sabra Health Care REIT, Inc.	68,206	1,358,663
Senior Housing Properties Trust	56,249	1,034,982
Universal Health Realty Income Trust	5,231	382,961
Ventas, Inc.	136,792	8,583,698
Welltower, Inc.	141,133	9,450,266

		37,856,601

Hotel & Resort REIT’s – 5.2%
Apple Hospitality REIT, Inc.	82,270	1,558,194
Ashford Hospitality Prime, Inc.	10,921	106,152
Ashford Hospitality Trust, Inc.	40,483	284,596
Chatham Lodging Trust	15,294	332,645
Chesapeake Lodging Trust	23,766	663,071
DiamondRock Hospitality Co.	78,122	848,405
Hersha Hospitality Trust	17,251	305,170
Hospitality Properties Trust	35,511	1,014,904
Host Hotels & Resorts, Inc.	285,363	5,581,700

	Shares	Value
LaSalle Hotel Properties	43,897	$1,238,334
MGM Growth Properties LLC	27,007	796,977
Park Hotels & Resorts, Inc.	58,350	1,679,897
Pebblebrook Hotel Trust	27,108	966,671
RLJ Lodging Trust	67,732	1,467,075
Ryman Hospitality Properties, Inc.	17,896	1,183,463
Summit Hotel Properties, Inc.	41,046	648,937
Sunstone Hotel Investors, Inc.	85,523	1,395,735
Xenia Hotels & Resorts, Inc.	41,612	905,477

		20,977,403

Industrial REIT’s – 6.1%
DCT Industrial Trust, Inc.	35,572	2,063,887
Duke Realty Corp.	137,243	3,908,681
EastGroup Properties, Inc.	13,169	1,192,980
First Industrial Realty Trust, Inc.	45,474	1,404,237
Monmouth Real Estate Investment Corp. Class A	25,972	442,563
Prologis, Inc.	204,346	13,196,665
Rexford Industrial Realty, Inc.	26,071	774,048
STAG Industrial, Inc.	34,541	942,969
Terreno Realty Corp.	19,508	716,334

		24,642,364

Office REIT’s – 10.5%
Alexandria Real Estate Equities, Inc.	35,144	4,356,450
Boston Properties, Inc.	59,320	7,188,398
Brandywine Realty Trust	68,130	1,191,594
Columbia Property Trust, Inc.	47,639	1,051,869
Corporate Office Properties Trust	38,756	1,237,479
Cousins Properties, Inc.	162,663	1,467,220
Douglas Emmett, Inc.	56,843	2,261,783
Easterly Government Properties, Inc.	14,739	296,549
Equity Commonwealth (a)	48,075	1,444,654
Franklin Street Properties Corp.	41,321	413,210
Government Properties Income Trust	16,775	304,802
Highwoods Properties, Inc.	39,485	2,015,709
Hudson Pacific Properties, Inc.	60,517	2,046,685
JBG SMITH (a)	36,713	1,145,813
Kilroy Realty Corp.	37,997	2,706,526
Mack-Cali Realty Corp.	33,351	759,402
New York REIT, Inc.	66,461	501,780
NorthStar Realty Europe Corp.	21,026	283,220
Paramount Group, Inc.	76,779	1,222,322
Piedmont Office Realty Trust, Inc. Class A	56,523	1,093,155
SL Green Realty Corp.	39,278	3,758,119
Tier REIT, Inc.	19,082	373,435
Vornado Realty Trust	65,742	4,921,446

		42,041,620

Residential REIT’s – 13.3%
Altisource Residential Corp.	21,378	228,103
American Campus Communities, Inc.	51,831	2,155,133
American Homes 4 Rent Class A	89,945	1,914,030
Apartment Investment & Management Co. Class A	60,717	2,670,334

Quarterly Report	2

Common Stocks – continued
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REIT’s – continued
AvalonBay Communities, Inc.	53,111	$9,630,618
Camden Property Trust	35,780	3,264,567
Education Realty Trust, Inc.	28,479	993,917
Equity Lifestyle Properties, Inc.	31,872	2,820,035
Equity Residential	141,514	9,518,232
Essex Property Trust, Inc.	25,296	6,638,429
Independence Realty Trust, Inc.	32,721	332,118
Mid-America Apartment Communities, Inc.	43,824	4,485,386
NexPoint Residential Trust, Inc.	6,895	163,756
Starwood Waypoint Homes	48,349	1,755,552
Sun Communities, Inc.	30,281	2,733,163
UDR, Inc.	103,197	4,003,012
UMH Properties, Inc.	12,131	181,237

		53,487,622

Retail REIT’s – 14.6%
Acadia Realty Trust	31,117	875,944
Agree Realty Corp.	10,855	513,333
Alexander’s, Inc.	915	376,065
Brixmor Property Group, Inc.	117,939	2,060,394
CBL & Associates Properties, Inc.	63,057	494,367
Cedar Realty Trust, Inc.	37,111	201,884
DDR Corp.	121,394	931,092
Federal Realty Investment Trust	27,895	3,361,905
Getty Realty Corp.	13,078	371,546
GGP, Inc.	238,370	4,638,680
Kimco Realty Corp.	164,366	2,984,887
Kite Realty Group Trust	31,182	582,792
National Retail Properties, Inc.	57,649	2,316,337
Pennsylvania Real Estate Investment Trust	27,853	270,731
Ramco-Gershenson Properties Trust	31,311	395,458
Realty Income Corp.	105,321	5,652,578
Regency Centers Corp.	59,088	3,636,866
Retail Opportunity Investments Corp.	42,830	770,083
Retail Properties of America, Inc. Class A	92,106	1,125,535
Saul Centers, Inc.	5,316	324,914
Seritage Growth Properties, Class A	9,968	409,984
Simon Property Group, Inc.	120,267	18,681,073
Tanger Factory Outlet Centers, Inc.	37,607	855,559
Taubman Centers, Inc.	23,583	1,113,589
The Macerich Co.	46,583	2,543,432
Urban Edge Properties	44,274	1,038,668
Urstadt Biddle Properties, Inc. Class A	12,378	268,974
Washington Prime Group, Inc.	72,829	570,251
Weingarten Realty Investors	47,246	1,438,641

		58,805,562

Specialized REIT’s – 31.1%
American Tower Corp.	163,721	23,521,796
CatchMark Timber Trust, Inc. Class A	16,782	214,810
CoreCivic, Inc.	45,926	1,132,535
CoreSite Realty Corp.	13,328	1,476,076

	Shares	Value
Crown Castle International Corp.	155,119	$16,610,143
CubeSmart	69,811	1,900,255
CyrusOne, Inc.	32,250	1,979,827
Digital Realty Trust, Inc.	79,044	9,361,971
EPR Properties	28,487	1,970,731
Equinix, Inc.	30,021	13,914,733
Extra Space Storage, Inc.	48,614	3,966,416
Four Corners Property Trust, Inc.	23,597	582,374
Gaming and Leisure Properties, Inc.	76,435	2,792,935
InfraREIT, Inc.	17,371	389,110
Iron Mountain, Inc.	96,854	3,874,160
Lamar Advertising Co. Class A	32,329	2,277,255
Life Storage, Inc.	18,024	1,456,700
National Storage Affiliates Trust	17,554	435,164
Outfront Media, Inc.	53,816	1,261,985
Potlatch Corp.	15,853	821,185
Public Storage	60,288	12,494,688
QTS Realty Trust, Inc. Class A	18,652	1,079,018
Rayonier, Inc.	49,971	1,498,131
SBA Communications Corp. (a)	46,770	7,351,309
The Geo Group, Inc.	48,186	1,250,427
Uniti Group, Inc.	65,032	1,138,060
Weyerhaeuser Co.	289,807	10,406,969

		125,158,763

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		388,419,281

REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.4%
Diversified Real Estate Activities – 0.2%
Tejon Ranch Co. (a)	9,288	175,079
The RMR Group, Inc. Class A	2,759	144,710
The St Joe Co. (a)	19,233	342,347

		662,136

Real Estate Development – 0.5%
Forestar Group, Inc. (a)	4,037	71,859
The Howard Hughes Corp. (a)	14,839	1,893,901

		1,965,760

Real Estate Operating Companies – 0.2%
Kennedy-Wilson Holdings, Inc.	52,461	1,020,366

Real Estate Services – 2.5%
Altisource Portfolio Solutions S.A. (a)	5,448	140,776
CBRE Group, Inc. Class A (a)	117,349	4,614,163
HFF, Inc. Class A	14,548	638,075
Jones Lang LaSalle, Inc.	17,507	2,266,981
Marcus & Millichap, Inc. (a)	7,313	207,836
RE/MAX Holdings, Inc. Class A	6,991	464,902
Realogy Holdings Corp.	53,424	1,727,198

		10,059,931

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		13,708,193

TOTAL COMMON STOCKS (Cost $406,647,896)		402,127,474

3	Quarterly Report

Investments (Unaudited) – continued

Money Market Funds – 0.0%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.88% (b) (Cost $211,621)	211,621	$211,621

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $406,859,517)		402,339,095

NET OTHER ASSETS (LIABILITIES) – 0.1%		220,260

NET ASSETS – 100.0%		$402,559,355

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Telecommunication Services Index ETF

October 31, 2017

T09-QTLY-1217

1.9584819.103

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 83.4%
Alternative Carriers – 27.7%
CenturyLink, Inc.	199,833	$3,794,829
Cogent Communications Holdings, Inc.	51,367	2,768,681
Globalstar, Inc. (a)	1,337,058	2,152,663
Iridium Communications, Inc. (a)	200,434	2,405,208
Level 3 Communications, Inc. (a)	99,149	5,317,361
Lumos Networks Corp. (a)	112,861	2,026,984
ORBCOMM, Inc. (a)	216,382	2,447,281
pdvWireless, Inc. (a)	74,550	2,128,403
Straight Path Communications, Inc. (a)	15,416	2,798,158
Vonage Holdings Corp. (a)	317,149	2,578,421
Zayo Group Holdings, Inc. (a)	94,436	3,405,362

		31,823,351

Integrated Telecommunication Services – 55.7%
AT&T, Inc.	706,103	23,760,366
ATN International, Inc.	25,427	1,380,432
Cincinnati Bell, Inc. (a)	107,242	2,048,322
Consolidated Communications Holdings, Inc.	146,588	2,810,092
Frontier Communications Corp.	138,786	1,680,698
General Communication, Inc. Class A (a)	64,216	2,625,792
IDT Corp. Class B	121,234	1,597,864
Verizon Communications, Inc.	550,987	26,375,748
Windstream Holding, Inc.	860,019	1,616,836

		63,896,150

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		95,719,501

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES – 16.5%
Wireless Telecommunication Services – 16.5%
Boingo Wireless, Inc. (a)	130,709	$3,055,976
Shenandoah Telecommunications Co.	66,775	2,537,450
Spok Holdings, Inc.	103,025	1,746,274
Sprint Corp. (a)	387,051	2,531,314
Telephone & Data Systems, Inc.	82,042	2,391,524
T-Mobile US, Inc. (a)	84,431	5,046,441
United States Cellular Corp. (a)	45,464	1,663,528

TOTAL WIRELESS TELECOMMUNICATION SERVICES		18,972,507

TOTAL COMMON STOCKS (Cost $115,587,956)		114,692,008

Money Market Funds – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.88% (b) (Cost $59,085)	59,085	59,085

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $115,647,041)		114,751,093

NET OTHER ASSETS (LIABILITIES) – 0.0%		4,994

NET ASSETS – 100.0%		$114,756,087

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the

Quarterly Report	2

event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

3	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	4

Quarterly Holdings Report

for

Fidelity® MSCI Utilities Index ETF

October 31, 2017

T11-QTLY-1217

1.9584801.103

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
ELECTRIC UTILITIES – 57.7%
Electric Utilities – 57.7%
ALLETE, Inc.	19,122	$1,498,209
Alliant Energy Corp.	85,563	3,701,455
American Electric Power Co., Inc.	184,622	13,737,723
Duke Energy Corp.	262,783	23,206,367
Edison International	122,331	9,780,363
El Paso Electric Co.	15,232	875,840
Entergy Corp.	67,384	5,812,544
Eversource Energy	118,980	7,452,907
Exelon Corp.	347,720	13,981,821
FirstEnergy Corp.	166,611	5,489,832
Great Plains Energy, Inc.	80,902	2,656,013
Hawaiian Electric Industries, Inc.	40,786	1,487,058
IDACORP, Inc.	18,927	1,741,852
MGE Energy, Inc.	13,019	859,905
NextEra Energy, Inc.	175,780	27,258,205
OGE Energy Corp.	74,985	2,762,447
Otter Tail Corp.	13,367	614,214
PG&E Corp.	191,864	11,083,983
Pinnacle West Capital Corp.	41,898	3,674,874
PNM Resources, Inc.	29,881	1,296,835
Portland General Electric Co.	33,465	1,597,619
PPL Corp.	256,509	9,634,478
Spark Energy, Inc. Class A	4,344	60,816
The Southern Co.	373,440	19,493,568
Westar Energy, Inc.	53,354	2,853,372
Xcel Energy, Inc.	190,648	9,440,889

TOTAL ELECTRIC UTILITIES		182,053,189

GAS UTILITIES – 5.7%
Gas Utilities – 5.7%
Atmos Energy Corp.	39,516	3,447,376
Chesapeake Utilities Corp.	5,842	470,573
National Fuel Gas Co.	28,875	1,676,194
New Jersey Resources Corp.	32,419	1,441,025
Northwest Natural Gas Co.	10,765	714,258
ONE Gas, Inc.	19,705	1,516,891
South Jersey Industries, Inc.	29,855	1,014,174
Southwest Gas Holdings, Inc.	17,836	1,469,508
Spire, Inc.	18,100	1,428,995
UGI Corp.	64,976	3,109,751
WGL Holdings, Inc.	19,239	1,648,782

TOTAL GAS UTILITIES		17,937,527

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 3.7%
Independent Power Producers & Energy Traders – 2.8%
AES Corp.	247,862	2,634,773
Calpine Corp. (a)	135,427	2,023,279
Dynegy, Inc. (a)	46,657	580,880
NRG Energy, Inc.	118,678	2,966,950
NRG Yield, Inc. Class A	13,006	238,660

	Shares	Value
NRG Yield, Inc. Class C	23,751	$441,769

		8,886,311

Renewable Electricity – 0.9%
8Point3 Energy Partners LP	10,594	160,393
NextEra Energy Partners LP	20,377	801,631
Ormat Technologies, Inc.	14,004	909,280
Pattern Energy Group, Inc.	30,512	703,912
TerraForm Global, Inc. Class A (a)	29,845	145,494
TerraForm Power, Inc. Class A	14,116	189,578

		2,910,288

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		11,796,599

MULTI-UTILITIES – 29.4%
Multi-Utilities – 29.4%
Ameren Corp.	91,102	5,647,413
Avista Corp.	24,154	1,261,805
Black Hills Corp.	20,051	1,308,528
CenterPoint Energy, Inc.	153,728	4,547,274
CMS Energy Corp.	105,301	5,093,409
Consolidated Edison, Inc.	114,659	9,866,407
Dominion Energy, Inc.	236,164	19,162,347
DTE Energy Co.	67,355	7,440,033
MDU Resources Group, Inc.	69,666	1,905,365
NiSource, Inc.	121,390	3,201,054
NorthWestern Corp.	18,188	1,078,185
Public Service Enterprise Group, Inc.	189,941	9,345,097
SCANA Corp.	50,983	2,199,407
Sempra Energy	89,469	10,512,608
Unitil Corp.	5,295	275,340
Vectren Corp.	31,135	2,121,539
WEC Energy Group, Inc.	118,489	7,984,974

TOTAL MULTI-UTILITIES		92,950,785

WATER UTILITIES – 3.4%
Water Utilities – 3.4%
American States Water Co.	13,760	739,600
American Water Works Co., Inc.	66,905	5,871,583
Aqua America, Inc.	66,643	2,364,494
AquaVenture Holdings Ltd. (a)	5,886	71,632
California Water Service Group	18,048	758,016
Connecticut Water Service, Inc.	4,347	269,601
Middlesex Water Co.	6,138	266,880
SJW Group	5,775	342,515
The York Water Co.	4,795	168,784

TOTAL WATER UTILITIES		10,853,105

TOTAL COMMON STOCKS (Cost $294,280,885)		315,591,205

Quarterly Report	2

Money Market Funds – 0.1%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.88% (b) (Cost $164,455)	164,455	$164,455

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $294,445,340)		315,755,660

NET OTHER ASSETS (LIABILITIES) – 0.0%		110,385

NET ASSETS – 100.0%		$315,866,045

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

3	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	4

Quarterly Holdings Report

for

Fidelity® Dividend ETF For Rising Rates

October 31, 2017

T19-QTLY-1217

1.9880053.101

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CONSUMER DISCRETIONARY – 11.5%
Automobiles – 1.6%
Ford Motor Co.	112,355	$1,378,596
General Motors Co.	39,060	1,678,798

		3,057,394

Diversified Consumer Services – 0.6%
H&R Block, Inc.	49,373	1,221,488

Hotels, Restaurants & Leisure – 3.8%
Cracker Barrel Old Country Store, Inc. (a)	6,593	1,029,365
Crown Resorts Ltd.	116,648	1,036,501
Las Vegas Sands Corp.	22,316	1,414,388
McDonald’s Corp.	14,692	2,452,242
Yum! Brands, Inc.	18,023	1,341,812

		7,274,308

Leisure Products – 0.3%
Mattel, Inc. (a)	41,623	587,717

Media – 1.0%
Twenty-First Century Fox, Inc. Class A	44,372	1,160,328
Viacom, Inc. Class B	27,095	651,093

		1,811,421

Multiline Retail – 1.6%
Kohl’s Corp. (a)	26,737	1,116,537
Macy’s, Inc.	35,266	661,590
Target Corp.	20,259	1,196,091

		2,974,218

Specialty Retail – 2.6%
Best Buy Co., Inc.	24,919	1,394,966
L Brands, Inc.	18,914	814,058
The Home Depot, Inc.	16,947	2,809,474

		5,018,498

TOTAL CONSUMER DISCRETIONARY		21,945,044

CONSUMER STAPLES – 8.1%
Beverages – 1.2%
PepsiCo, Inc.	21,396	2,358,481

Food & Staples Retailing – 1.8%
Kesko Oyj	22,284	1,138,237
Wal-Mart Stores, Inc.	27,503	2,401,287

		3,539,524

Food Products – 1.3%
General Mills, Inc.	21,621	1,122,562
The Kraft Heinz Co.	16,564	1,280,894

		2,403,456

Household Products – 1.5%
The Procter & Gamble Co.	32,950	2,844,903

Tobacco – 2.3%
Altria Group, Inc.	30,050	1,929,811
Philip Morris International, Inc.	22,762	2,381,816

		4,311,627

TOTAL CONSUMER STAPLES		15,457,991

	Shares	Value
ENERGY – 6.5%
Oil, Gas & Consumable Fuels – 6.5%
Chevron Corp.	23,021	$2,667,904
Exxon Mobil Corp.	43,629	3,636,477
Occidental Petroleum Corp.	19,391	1,252,077
ONEOK, Inc.	18,180	986,629
Phillips 66	14,762	1,344,523
The Williams Cos., Inc.	38,207	1,088,899
Valero Energy Corp.	17,607	1,389,016

TOTAL ENERGY		12,365,525

FINANCIALS – 15.3%
Banks – 7.9%
Bank of America Corp.	140,006	3,834,764
Citigroup, Inc.	46,974	3,452,589
JPMorgan Chase & Co.	44,418	4,468,895
Wells Fargo & Co.	60,229	3,381,256

		15,137,504

Capital Markets – 1.8%
CME Group, Inc.	13,952	1,913,796
Lazard Ltd. Class A	32,733	1,556,127

		3,469,923

Insurance – 1.0%
Prudential Financial, Inc.	16,534	1,826,346

Mortgage Real Estate Investment Trust (REITs) – 4.6%
Blackstone Mortgage Trust, Inc. Class A (a)	45,815	1,458,291
Chimera Investment Corp.	78,120	1,429,596
MFA Financial, Inc.	174,865	1,440,888
New Residential Investment Corp.	88,840	1,566,249
Starwood Property Trust, Inc.	63,102	1,357,324
Two Harbors Investment Corp.	159,201	1,560,170

		8,812,518

TOTAL FINANCIALS		29,246,291

HEALTH CARE – 13.7%
Biotechnology – 5.9%
AbbVie, Inc.	50,767	4,581,722
Amgen, Inc.	20,334	3,562,923
Gilead Sciences, Inc.	42,384	3,177,105

		11,321,750

Pharmaceuticals – 7.8%
Bristol-Myers Squibb Co.	58,944	3,634,487
GlaxoSmithKline PLC	120,046	2,154,507
Johnson & Johnson	41,785	5,825,247
Merck & Co., Inc.	57,700	3,178,693

		14,792,934

TOTAL HEALTH CARE		26,114,684

Quarterly Report	2

Common Stocks – continued
	Shares	Value
INDUSTRIALS – 10.3%
Aerospace & Defense – 2.3%
Lockheed Martin Corp.	3,953	$1,218,156
The Boeing Co.	7,546	1,946,717
United Technologies Corp.	10,552	1,263,708

		4,428,581

Air Freight & Logistics – 0.6%
United Parcel Service, Inc. Class B	10,158	1,193,870

Airlines – 0.8%
Delta Air Lines, Inc.	16,192	810,086
easyJet PLC	42,003	746,978

		1,557,064

Electrical Equipment – 0.9%
Eaton Corp. PLC	10,625	850,212
Emerson Electric Co.	13,439	866,278

		1,716,490

Industrial Conglomerates – 3.1%
3M Co.	7,561	1,740,467
General Electric Co.	86,098	1,735,736
Honeywell International, Inc.	10,149	1,463,080
Jardine Matheson Holdings Ltd.	7,686	492,365
Jardine Strategic Holdings Ltd.	12,707	532,931

		5,964,579

Machinery – 1.3%
Cummins, Inc.	4,587	811,348
Illinois Tool Works, Inc.	6,392	1,000,476
PACCAR, Inc.	10,044	720,456

		2,532,280

Professional Services – 0.6%
Capita PLC	80,631	561,152
Nielsen Holdings PLC	14,575	540,295

		1,101,447

Road & Rail – 0.7%
Union Pacific Corp.	11,092	1,284,343

TOTAL INDUSTRIALS		19,778,654

INFORMATION TECHNOLOGY – 23.2%
Communications Equipment – 3.3%
Cisco Systems, Inc.	89,238	3,047,478
Nokia Oyj	322,639	1,586,713
Telefonaktiebolaget LM Ericsson	262,569	1,652,368

		6,286,559

IT Services – 4.4%
CSRA, Inc.	49,880	1,595,661
DXC Technology Co.	25,758	2,357,372
International Business Machines Corp.	15,723	2,422,286
Leidos Holdings, Inc.	32,731	2,046,342

		8,421,661

	Shares	Value
Semiconductors & Semiconductor Equipment – 3.0%
Intel Corp.	79,745	$3,627,600
QUALCOMM, Inc.	41,079	2,095,440

		5,723,040

Software – 4.8%
Microsoft Corp.	85,878	7,143,332
Symantec Corp.	60,786	1,975,545

		9,118,877

Technology Hardware, Storage & Peripherals – 7.7%
Apple, Inc.	54,097	9,144,557
HP, Inc.	115,458	2,488,120
Seagate Technology PLC (a)	36,727	1,357,797
Xerox Corp.	55,743	1,689,570

		14,680,044

TOTAL INFORMATION TECHNOLOGY		44,230,181

MATERIALS – 2.7%
Chemicals – 2.2%
CF Industries Holdings, Inc.	14,062	534,075
DowDuPont, Inc.	16,202	1,171,567
LyondellBasell Industries N.V. Class A	7,313	757,115
Potash Corp. of Saskatchewan, Inc.	23,805	463,331
Praxair, Inc.	6,045	883,295
The Mosaic Co.	16,593	370,688

		4,180,071

Containers & Packaging – 0.3%
International Paper Co.	11,466	656,658

Metals & Mining – 0.2%
Fresnillo PLC	23,450	405,509

TOTAL MATERIALS		5,242,238

REAL ESTATE – 3.4%
Equity Real Estate Investment Trusts (REITs) – 3.4%
CoreCivic, Inc.	13,071	322,331
Equity Residential	8,776	590,274
Gaming and Leisure Properties, Inc.	12,767	466,506
HCP, Inc.	15,347	396,566
Hospitality Properties Trust	12,482	356,736
Host Hotels & Resorts, Inc.	25,777	504,198
LaSalle Hotel Properties	12,696	358,154
Omega Healthcare Investors, Inc. (a)	12,663	365,454
RLJ Lodging Trust	16,492	357,217
Senior Housing Properties Trust	20,225	372,140
Spirit Realty Capital, Inc.	37,353	310,403
Sunstone Hotel Investors, Inc.	25,423	414,903
The Geo Group, Inc.	13,586	352,557
The Macerich Co.	6,150	335,790
Welltower, Inc.	8,246	552,152
WP Carey, Inc.	6,550	446,383

TOTAL REAL ESTATE		6,501,764

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
TELECOMMUNICATION SERVICES – 1.9%
Diversified Telecommunication Services – 1.9%
AT&T, Inc.	50,954	$1,714,602
CenturyLink, Inc. (a)	8,585	163,029
Frontier Communications Corp. (a)	2,763	33,460
Verizon Communications, Inc.	34,487	1,650,893

TOTAL TELECOMMUNICATION SERVICES		3,561,984

UTILITIES – 3.2%
Electric Utilities – 2.2%
Duke Energy Corp.	10,481	925,577
Entergy Corp.	6,879	593,382
Exelon Corp.	18,358	738,175
FirstEnergy Corp.	16,608	547,234
PPL Corp.	16,577	622,632
The Southern Co.	15,770	823,194

		4,250,194

Independent Power and Renewable Electricity Producers – 0.2%
AES Corp.	40,179	427,103

Multi-Utilities – 0.8%
Dominion Energy, Inc.	10,460	848,725
Public Service Enterprise Group, Inc.	13,081	643,585

		1,492,310

TOTAL UTILITIES		6,169,607

TOTAL COMMON STOCKS (Cost $183,178,979)		190,613,963

Money Market Funds – 2.1%
	Shares	Value
Fidelity Cash Central Fund, 1.10% (b)	312,691	$312,754
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	3,779,536	3,779,914

TOTAL MONEY MARKET FUNDS (Cost $4,092,703)		4,092,668

TOTAL INVESTMENT PORTFOLIO – 101.9% (Cost $187,271,682)		194,706,631

NET OTHER ASSETS (LIABILITIES) – (1.9%)		(3,723,388)

NET ASSETS – 100.0%		$190,983,243

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$869
Fidelity Securities Lending Cash Central Fund	8,359

Total	$9,228

Quarterly Report	4

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$21,945,044	$21,945,044	$—	$—
Consumer Staples	15,457,991	15,457,991	—	—
Energy	12,365,525	12,365,525	—	—
Financials	29,246,291	29,246,291	—	—
Health Care	26,114,684	23,960,177	2,154,507	—
Industrials	19,778,654	19,778,654	—	—
Information Technology	44,230,181	40,991,100	3,239,081	—
Materials	5,242,238	5,242,238	—	—
Real Estate	6,501,764	6,501,764	—	—
Telecommunication Services	3,561,984	3,561,984	—	—
Utilities	6,169,607	6,169,607	—	—
Money Market Funds	4,092,668	4,092,668	—	—

Total Investments in Securities:	$194,706,631	$189,313,043	$5,393,588	$—

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® High Dividend ETF

October 31, 2017

T17-QTLY-1217

1.9880049.101

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CONSUMER DISCRETIONARY – 18.0%
Automobiles – 2.5%
Ford Motor Co.	60,943	$747,771
General Motors Co.	21,054	904,901

		1,652,672

Diversified Consumer Services – 1.1%
H&R Block, Inc.	29,500	729,830

Hotels, Restaurants & Leisure – 6.0%
Cracker Barrel Old Country Store, Inc. (a)	3,973	620,304
Crown Resorts Ltd.	70,599	627,322
Las Vegas Sands Corp.	12,865	815,384
McDonald’s Corp.	7,325	1,222,616
Yum! Brands, Inc.	10,304	767,133

		4,052,759

Leisure Products – 0.5%
Mattel, Inc. (a)	24,715	348,976

Media – 1.5%
Twenty-First Century Fox, Inc. Class A	23,830	623,154
Viacom, Inc. Class B	15,732	378,040

		1,001,194

Multiline Retail – 2.5%
Kohl’s Corp. (a)	15,864	662,481
Macy’s, Inc.	20,787	389,964
Target Corp.	11,197	661,071

		1,713,516

Specialty Retail – 3.9%
Best Buy Co., Inc.	14,585	816,468
L Brands, Inc.	10,995	473,225
The Home Depot, Inc.	7,931	1,314,801

		2,604,494

TOTAL CONSUMER DISCRETIONARY		12,103,441

CONSUMER STAPLES – 1.9%
Beverages – 0.3%
PepsiCo, Inc.	1,764	194,446

Food & Staples Retailing – 0.4%
Kesko Oyj	1,822	93,065
Wal-Mart Stores, Inc.	2,262	197,495

		290,560

Food Products – 0.3%
General Mills, Inc.	1,786	92,729
The Kraft Heinz Co.	1,355	104,782

		197,511

Household Products – 0.4%
The Procter & Gamble Co.	2,699	233,032

Tobacco – 0.5%
Altria Group, Inc.	2,469	158,559
Philip Morris International, Inc.	1,875	196,200

		354,759

TOTAL CONSUMER STAPLES		1,270,308

	Shares	Value
ENERGY – 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Chevron Corp.	174	$20,165
Exxon Mobil Corp.	360	30,006
Occidental Petroleum Corp.	151	9,750
ONEOK, Inc.	135	7,326
The Williams Cos., Inc.	299	8,521
Valero Energy Corp.	131	10,335

TOTAL ENERGY		86,103

FINANCIALS – 22.6%
Banks – 10.5%
Bank of America Corp.	65,234	1,786,759
Citigroup, Inc.	22,913	1,684,106
JPMorgan Chase & Co.	19,975	2,009,685
Wells Fargo & Co.	27,708	1,555,527

		7,036,077

Capital Markets – 3.0%
CME Group, Inc.	7,799	1,069,789
Lazard Ltd. Class A	19,572	930,453

		2,000,242

Insurance – 1.3%
ProAssurance Corp.	15,257	855,155

Mortgage Real Estate Investment Trust (REITs) – 7.8%
Blackstone Mortgage Trust, Inc. Class A (a)	27,312	869,341
Chimera Investment Corp.	46,999	860,082
MFA Financial, Inc.	105,342	868,018
New Residential Investment Corp.	53,324	940,102
Starwood Property Trust, Inc.	37,644	809,722
Two Harbors Investment Corp.	95,624	937,115

		5,284,380

TOTAL FINANCIALS		15,175,854

HEALTH CARE – 6.9%
Biotechnology – 3.1%
AbbVie, Inc.	9,300	839,325
Amgen, Inc.	3,721	651,994
Gilead Sciences, Inc.	7,760	581,689

		2,073,008

Pharmaceuticals – 3.8%
AstraZeneca PLC	7,989	540,544
GlaxoSmithKline PLC	22,215	398,700
Johnson & Johnson	7,573	1,055,752
Merck & Co., Inc.	10,522	579,657

		2,574,653

TOTAL HEALTH CARE		4,647,661

INDUSTRIALS – 3.9%
Aerospace & Defense – 1.0%
Lockheed Martin Corp.	501	154,388

Quarterly Report	2

Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Aerospace & Defense – continued
Raytheon Co.	722	$130,104
The Boeing Co.	960	247,661
United Technologies Corp.	1,350	161,676

		693,829

Air Freight & Logistics – 0.2%
United Parcel Service, Inc. Class B	1,292	151,849

Airlines – 0.3%
Delta Air Lines, Inc.	2,063	103,212
easyJet PLC	5,234	93,081

		196,293

Commercial Services & Supplies – 0.2%
Waste Management, Inc.	1,288	105,835

Electrical Equipment – 0.3%
Eaton Corp. PLC	1,353	108,267
Emerson Electric Co.	1,719	110,807

		219,074

Industrial Conglomerates – 1.1%
3M Co.	964	221,903
General Electric Co.	11,074	223,252
Honeywell International, Inc.	1,291	186,111
Jardine Matheson Holdings Ltd.	900	57,654
Jardine Strategic Holdings Ltd.	1,500	62,910

		751,830

Machinery – 0.3%
Cummins, Inc.	578	102,236
PACCAR, Inc.	1,256	90,093

		192,329

Professional Services – 0.2%
Capita PLC	10,063	70,033
Nielsen Holdings PLC	1,813	67,208

		137,241

Road & Rail – 0.3%
Union Pacific Corp.	1,415	163,843

TOTAL INDUSTRIALS		2,612,123

INFORMATION TECHNOLOGY – 30.6%
Communications Equipment – 4.7%
Cisco Systems, Inc.	41,301	1,410,429
Nokia Oyj	175,260	861,915
Telefonaktiebolaget LM Ericsson	142,027	893,787

		3,166,131

Electronic Equipment, Instruments & Components – 1.6%
Corning, Inc.	34,646	1,084,766

IT Services – 6.5%
CSRA, Inc.	26,902	860,595
DXC Technology Co.	13,784	1,261,512
International Business Machines Corp.	7,281	1,121,711
Leidos Holdings, Inc.	17,569	1,098,414

		4,342,232

	Shares	Value
Semiconductors & Semiconductor Equipment – 4.0%
Intel Corp.	36,450	$1,658,111
QUALCOMM, Inc.	20,199	1,030,351

		2,688,462

Software – 5.9%
Microsoft Corp.	35,452	2,948,897
Symantec Corp.	32,126	1,044,095

		3,992,992

Technology Hardware, Storage & Peripherals – 7.9%
Apple, Inc.	21,721	3,671,718
Seagate Technology PLC	19,449	719,030
Xerox Corp.	29,985	908,845

		5,299,593

TOTAL INFORMATION TECHNOLOGY		20,574,176

REAL ESTATE – 9.4%
Equity Real Estate Investment Trusts (REITs) – 9.4%
CoreCivic, Inc.	13,265	327,115
Equity Residential	7,260	488,308
Gaming and Leisure Properties, Inc.	12,527	457,736
HCP, Inc.	13,655	352,845
Hospitality Properties Trust	12,574	359,365
LaSalle Hotel Properties	13,010	367,012
Omega Healthcare Investors, Inc. (a)	12,355	356,565
Public Storage	2,184	452,634
Senior Housing Properties Trust	20,568	378,451
Simon Property Group, Inc.	2,964	460,398
Spirit Realty Capital, Inc.	37,519	311,783
Sunstone Hotel Investors, Inc.	26,100	425,952
The Geo Group, Inc.	13,960	362,262
The Macerich Co.	5,852	319,519
Welltower, Inc.	6,730	450,641
WP Carey, Inc.	6,398	436,024

TOTAL REAL ESTATE		6,306,610

TELECOMMUNICATION SERVICES – 6.3%
Diversified Telecommunication Services – 6.3%
AT&T, Inc.	44,043	1,482,047
CenturyLink, Inc. (a)	44,886	852,385
Frontier Communications Corp. (a)	21,872	264,870
Verizon Communications, Inc.	34,261	1,640,074

TOTAL TELECOMMUNICATION SERVICES		4,239,376

TOTAL COMMON STOCKS (Cost $65,159,690)		67,015,652

3	Quarterly Report

Investments (Unaudited) – continued

Money Market Funds – 5.0%
	Shares	Value
Fidelity Cash Central Fund, 1.10% (b)	119,458	$119,482
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(c)	3,238,432	3,238,756

TOTAL MONEY MARKET FUNDS (Cost $3,358,303)		3,358,238

TOTAL INVESTMENT PORTFOLIO – 104.8% (Cost $68,517,993)		70,373,890

NET OTHER ASSETS (LIABILITIES) – (4.8%)		(3,191,995)

NET ASSETS – 100.0%		$67,181,895

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$288
Fidelity Securities Lending Cash Central Fund	13,115

Total	$13,403

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$12,103,441	$12,103,441	$—	$—
Consumer Staples	1,270,308	1,270,308	—	—
Energy	86,103	86,103	—	—
Financials	15,175,854	15,175,854	—	—
Health Care	4,647,661	3,708,417	939,244	—
Industrials	2,612,123	2,612,123	—	—
Information Technology	20,574,176	18,818,474	1,755,702	—
Real Estate	6,306,610	6,306,610	—	—
Telecommunication Services	4,239,376	4,239,376	—	—
Money Market Funds	3,358,238	3,358,238	—	—

Total Investments in Securities:	$70,373,890	$67,678,944	$2,694,946	$—

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs

Quarterly Report	4

(including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® Low Volatility Factor ETF

October 31, 2017

T18-QTLY-1217

1.9880051.101

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CONSUMER DISCRETIONARY – 12.0%
Hotels, Restaurants & Leisure – 4.4%
Aramark	5,938	$259,431
Domino’s Pizza, Inc.	1,198	219,234
McDonald’s Corp.	2,548	425,287
Starbucks Corp.	5,976	327,724
Vail Resorts, Inc.	1,105	253,067

		1,484,743

Media – 1.9%
Cable One, Inc.	301	213,653
Comcast Corp. Class A	12,030	433,441

		647,094

Multiline Retail – 0.8%
Target Corp.	4,685	276,602

Specialty Retail – 3.2%
AutoZone, Inc. (a)	463	272,939
The Home Depot, Inc.	3,112	515,907
The TJX Companies, Inc.	4,075	284,435

		1,073,281

Textiles, Apparel & Luxury Goods – 1.7%
NIKE, Inc. Class B	5,528	303,984
VF Corp.	3,986	277,625

		581,609

TOTAL CONSUMER DISCRETIONARY		4,063,329

CONSUMER STAPLES – 7.5%
Beverages – 2.7%
Dr Pepper Snapple Group, Inc.	1,893	162,154
PepsiCo, Inc.	3,205	353,287
The Coca-Cola Co.	8,452	388,623

		904,064

Food & Staples Retailing – 1.6%
Sysco Corp.	3,535	196,617
Wal-Mart Stores, Inc.	3,833	334,659

		531,276

Food Products – 1.0%
General Mills, Inc.	3,409	176,995
McCormick & Co., Inc. (non-vtg.)	1,727	171,889

		348,884

Household Products – 2.2%
Church & Dwight Co., Inc.	3,224	145,628
The Clorox Co.	1,284	162,465
The Procter & Gamble Co.	5,094	439,816

		747,909

TOTAL CONSUMER STAPLES		2,532,133

ENERGY – 5.5%
Energy Equipment & Services – 0.8%
Baker Hughes a GE Co.	2,724	85,615

	Shares	Value
Schlumberger Ltd.	2,981	$190,784

		276,399

Oil, Gas & Consumable Fuels – 4.7%
Cabot Oil & Gas Corp.	3,718	102,989
Chevron Corp.	3,246	376,179
Exxon Mobil Corp.	6,689	557,528
Kinder Morgan, Inc.	6,348	114,962
Occidental Petroleum Corp.	2,267	146,380
Phillips 66	1,479	134,707
Valero Energy Corp.	1,713	135,139

		1,567,884

TOTAL ENERGY		1,844,283

FINANCIALS – 14.5%
Banks – 4.7%
M&T Bank Corp.	1,709	285,010
The PNC Financial Services Group, Inc.	2,532	346,352
US Bancorp	6,791	369,295
Wells Fargo & Co.	10,673	599,182

		1,599,839

Capital Markets – 1.0%
CME Group, Inc.	2,427	332,911

Diversified Financial Services – 2.2%
Berkshire Hathaway, Inc. Class B (a)	3,956	739,535

Insurance – 5.2%
Aflac, Inc.	3,573	299,739
Arch Capital Group Ltd. (a)	2,699	268,928
Chubb Ltd.	2,272	342,663
Everest Re Group Ltd.	980	232,701
Marsh & McLennan Cos., Inc.	3,832	310,124
The Progressive Corp.	5,949	289,419

		1,743,574

Mortgage Real Estate Investment Trust (REITs) – 1.4%
MFA Financial, Inc.	28,854	237,757
Starwood Property Trust, Inc.	11,667	250,957

		488,714

TOTAL FINANCIALS		4,904,573

HEALTH CARE – 13.9%
Health Care Equipment & Supplies – 3.1%
Danaher Corp.	3,864	356,531
Intuitive Surgical, Inc. (a)	952	357,343
Stryker Corp.	2,125	329,099

		1,042,973

Health Care Providers & Services – 4.6%
Aetna, Inc.	2,006	341,080
Anthem, Inc.	1,649	344,987
Cigna Corp.	1,764	347,896
UnitedHealth Group, Inc.	2,571	540,476

		1,574,439

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – 6.2%
Eli Lilly & Co.	4,334	$355,128
Johnson & Johnson	5,498	766,476
Merck & Co., Inc.	7,595	418,409
Pfizer, Inc.	15,473	542,483

		2,082,496

TOTAL HEALTH CARE		4,699,908

INDUSTRIALS – 10.3%
Aerospace & Defense – 2.6%
Lockheed Martin Corp.	1,005	309,701
Northrop Grumman Corp.	972	287,255
Raytheon Co.	1,534	276,427

		873,383

Commercial Services & Supplies – 1.8%
Republic Services, Inc.	3,361	218,700
Rollins, Inc.	4,624	203,040
Stericycle, Inc. (a)	2,507	177,621

		599,361

Industrial Conglomerates – 2.2%
3M Co.	1,753	403,523
Honeywell International, Inc.	2,433	350,741

		754,264

Machinery – 2.0%
Deere & Co.	1,924	255,661
Fortive Corp.	3,382	244,384
The Toro Co.	2,898	182,139

		682,184

Professional Services – 0.7%
Verisk Analytics, Inc. (a)	2,609	221,895

Road & Rail – 1.0%
Union Pacific Corp.	3,031	350,960

TOTAL INDUSTRIALS		3,482,047

INFORMATION TECHNOLOGY – 24.0%
Electronic Equipment, Instruments & Components – 1.1%
Amphenol Corp. Class A	4,153	361,311

Internet Software & Services – 3.4%
Alphabet, Inc. Class A (a)	1,108	1,144,609

IT Services – 11.6%
Amdocs Ltd.	4,585	298,483
Automatic Data Processing, Inc.	3,214	373,660
Fidelity National Information Services, Inc.	3,640	337,646
Fiserv, Inc. (a)	2,637	341,307
Genpact Ltd.	9,814	298,836
International Business Machines Corp.	3,151	485,443
Jack Henry & Associates, Inc.	2,858	314,752
Mastercard, Inc. Class A	3,497	520,249
Paychex, Inc.	5,607	357,670

	Shares	Value
Visa, Inc. Class A	5,371	$590,703

		3,918,749

Semiconductors & Semiconductor Equipment – 1.9%
Intel Corp.	14,308	650,871

Software – 6.0%
Check Point Software
Technologies Ltd. (a)	2,902	341,594
Microsoft Corp.	14,478	1,204,280
Oracle Corp.	9,824	500,042

		2,045,916

TOTAL INFORMATION TECHNOLOGY		8,121,456

MATERIALS – 3.3%
Chemicals – 2.9%
Air Products & Chemicals, Inc.	682	108,731
DowDuPont, Inc.	2,399	173,472
Ecolab, Inc.	782	102,176
LyondellBasell Industries N.V. Class A	1,088	112,641
Monsanto Co.	1,077	130,425
NewMarket Corp.	141	56,455
Praxair, Inc.	824	120,403
The Scotts Miracle-Gro Co.	654	65,151
The Sherwin-Williams Co.	280	110,642

		980,096

Containers & Packaging – 0.4%
Aptargroup, Inc.	776	67,566
Ball Corp.	1,874	80,451

		148,017

TOTAL MATERIALS		1,128,113

REAL ESTATE – 3.7%
Equity Real Estate Investment Trusts (REITs) – 3.7%
American Campus Communities, Inc.	959	39,875
American Tower Corp.	844	121,258
AvalonBay Communities, Inc.	383	69,449
Boston Properties, Inc.	506	61,317
Camden Property Trust	531	48,448
Crown Castle International Corp.	910	97,443
Digital Realty Trust, Inc.	535	63,365
EPR Properties	622	43,030
Equity Lifestyle Properties, Inc.	530	46,894
Equity Residential	1,045	70,287
Essex Property Trust, Inc.	230	60,359
Federal Realty Investment Trust	375	45,195
Mid-America Apartment Communities, Inc.	508	51,994
Public Storage	387	80,206
Realty Income Corp.	1,016	54,529
Simon Property Group, Inc.	650	100,965
UDR, Inc.	1,312	50,892
Ventas, Inc.	1,035	64,946
Welltower, Inc.	1,000	66,960

TOTAL REAL ESTATE		1,237,412

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
TELECOMMUNICATION SERVICES – 1.8%
Diversified Telecommunication Services – 1.8%
AT&T, Inc.	9,297	$312,844
Verizon Communications, Inc.	6,330	303,017

TOTAL TELECOMMUNICATION SERVICES		615,861

UTILITIES – 3.3%
Electric Utilities – 1.6%
Duke Energy Corp.	1,650	145,712
NextEra Energy, Inc.	1,046	162,203
The Southern Co.	2,572	134,258
Xcel Energy, Inc.	1,955	96,812

		538,985

Multi-Utilities – 1.5%
CMS Energy Corp.	1,673	80,923
Consolidated Edison, Inc.	1,146	98,613
Dominion Energy, Inc.	1,627	132,015
DTE Energy Co.	805	88,920
WEC Energy Group, Inc.	1,376	92,729

		493,200

Water Utilities – 0.2%
American Water Works Co., Inc.	995	87,321

TOTAL UTILITIES		1,119,506

TOTAL COMMON STOCKS (Cost $31,877,873)		33,748,621

Money Market Funds – 0.1%
	Shares	Value
Fidelity Cash Central Fund, 1.10% (b) (Cost $34,997)	34,990	$34,997

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $31,912,870)		33,783,618

NET OTHER ASSETS (LIABILITIES) – 0.1%		34,233

NET ASSETS – 100.0%		$33,817,851

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$130

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last

Quarterly Report	4

available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® Momentum Factor ETF

October 31, 2017

T21-QTLY-1217

1.9880055.101

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CONSUMER DISCRETIONARY – 11.9%
Diversified Consumer Services – 0.5%
Grand Canyon Education, Inc. (a)	2,484	$222,343
Hotels, Restaurants & Leisure – 2.2%
Marriott International, Inc. Class A	2,397	286,393
McDonald’s Corp.	2,622	437,638
Royal Caribbean Cruises Ltd.	1,900	235,163

		959,194

Internet & Direct Marketing Retail – 3.9%
Amazon.com, Inc. (a)	862	952,751
Netflix, Inc. (a)	1,806	354,753
The Priceline Group, Inc. (a)	178	340,329

		1,647,833

Media – 3.5%
Charter Communications, Inc. Class A (a)	865	289,057
Comcast Corp. Class A	12,843	462,733
The Walt Disney Co.	4,222	412,954
Time Warner, Inc.	3,200	314,528

		1,479,272

Specialty Retail – 1.8%
Best Buy Co., Inc.	3,705	207,406
The Home Depot, Inc.	3,294	546,079

		753,485

TOTAL CONSUMER DISCRETIONARY		5,062,127

CONSUMER STAPLES – 7.0%
Beverages – 2.4%
Constellation Brands, Inc. Class A	984	215,585
PepsiCo, Inc.	3,550	391,316
The Coca-Cola Co.	9,395	431,982

		1,038,883

Food & Staples Retailing – 0.8%
Wal-Mart Stores, Inc.	4,137	361,202

Food Products – 0.9%
Mondelez International, Inc. Class A	5,642	233,748
Pinnacle Foods, Inc.	2,467	134,254

		368,002

Household Products – 1.2%
The Procter & Gamble Co.	5,775	498,614

Tobacco – 1.7%
Altria Group, Inc.	5,289	339,659
Philip Morris International, Inc.	3,781	395,644

		735,303

TOTAL CONSUMER STAPLES		3,002,004

ENERGY – 5.5%
Oil, Gas & Consumable Fuels – 5.5%
Andeavor	1,394	148,099
Cheniere Energy, Inc. (a)	2,894	135,266
Chevron Corp.	4,205	487,317

	Shares	Value
EOG Resources, Inc.	2,228	$222,510
Exxon Mobil Corp.	8,509	709,225
Marathon Petroleum Corp.	2,868	171,334
ONEOK, Inc.	2,721	147,669
The Williams Cos., Inc.	4,979	141,902
Valero Energy Corp.	2,372	187,127

TOTAL ENERGY		2,350,449

FINANCIALS – 14.8%
Banks – 10.7%
Bank of America Corp.	29,087	796,693
Citigroup, Inc.	9,049	665,101
Comerica, Inc.	4,426	347,751
East West Bancorp, Inc.	5,525	330,616
Hancock Holding Co.	6,740	328,575
JPMorgan Chase & Co.	9,229	928,530
KeyCorp	18,540	338,355
SVB Financial Group (a)	1,746	382,863
The PNC Financial Services Group, Inc.	3,120	426,785

		4,545,269

Capital Markets – 1.0%
Morgan Stanley	8,764	438,200

Insurance – 3.1%
Everest Re Group Ltd.	1,199	284,703
Principal Financial Group, Inc.	4,973	327,472
The Allstate Corp.	3,818	358,357
The Progressive Corp.	7,299	355,096

		1,325,628

TOTAL FINANCIALS		6,309,097

HEALTH CARE – 14.2%
Biotechnology – 0.9%
Exelixis, Inc. (a)	15,307	379,461

Health Care Equipment & Supplies – 3.5%
Align Technology, Inc. (a)	2,375	567,577
IDEXX Laboratories, Inc. (a)	2,637	438,190
Stryker Corp.	3,142	486,602

		1,492,369

Health Care Providers & Services – 6.2%
Aetna, Inc.	2,976	506,009
Anthem, Inc.	2,448	512,146
Humana, Inc.	1,783	455,289
UnitedHealth Group, Inc.	3,589	754,480
WellCare Health Plans, Inc. (a)	2,175	430,085

		2,658,009

Life Sciences Tools & Services – 1.2%
Mettler-Toledo International, Inc. (a)	707	482,619

Pharmaceuticals – 2.4%
Johnson & Johnson	7,405	1,032,331

TOTAL HEALTH CARE		6,044,789

Quarterly Report	2

Common Stocks – continued
	Shares	Value
INDUSTRIALS – 10.3%
Aerospace & Defense – 2.1%
General Dynamics Corp.	1,768	$358,869
The Boeing Co.	2,022	521,635

		880,504

Airlines – 0.7%
Southwest Airlines Co.	5,597	301,454

Construction & Engineering – 0.6%
MasTec, Inc. (a)	5,734	249,716

Electrical Equipment – 0.8%
Rockwell Automation, Inc.	1,769	355,250

Industrial Conglomerates – 0.7%
Roper Industries, Inc.	1,257	324,520

Machinery – 4.6%
Caterpillar, Inc.	3,254	441,893
Cummins, Inc.	1,889	334,126
Deere & Co.	2,479	329,410
Ingersoll-Rand PLC	3,394	300,709
Parker Hannifin Corp.	1,777	324,498
The Toro Co.	3,771	237,007

		1,967,643

Road & Rail – 0.8%
CSX Corp.	6,769	341,361

TOTAL INDUSTRIALS		4,420,448

INFORMATION TECHNOLOGY – 25.5%
Communications Equipment – 1.1%
Arista Networks, Inc. (a)	2,365	472,740

Electronic Equipment, Instruments & Components – 2.0%
Cognex Corp.	3,402	418,956
Coherent, Inc. (a)	1,568	411,929

		830,885

Internet Software & Services – 2.5%
Facebook, Inc. Class A (a)	5,933	1,068,296

IT Services – 2.4%
DXC Technology Co.	4,689	429,137
Mastercard, Inc. Class A	4,122	613,230

		1,042,367

Semiconductors & Semiconductor Equipment – 6.6%
Applied Materials, Inc.	9,548	538,794
Broadcom Ltd.	1,995	526,500
Lam Research Corp.	2,489	519,131
Micron Technology, Inc. (a)	13,626	603,768
NVIDIA Corp.	2,985	617,328

		2,805,521

Software – 5.7%
Adobe Systems, Inc. (a)	3,067	537,216
Microsoft Corp.	17,564	1,460,973
Take-Two Interactive Software, Inc. (a)	3,884	429,765

		2,427,954

	Shares	Value
Technology Hardware, Storage & Peripherals – 5.2%
Apple, Inc.	10,892	$1,841,184
Western Digital Corp.	4,401	392,877

		2,234,061

TOTAL INFORMATION TECHNOLOGY		10,881,824

MATERIALS – 2.9%
Chemicals – 2.2%
Celanese Corp. Class A	994	103,684
DowDuPont, Inc.	3,048	220,401
FMC Corp.	1,109	102,982
Huntsman Corp.	3,211	102,816
Monsanto Co.	1,361	164,817
The Chemours Co.	1,881	106,484
The Sherwin-Williams Co.	355	140,278

		941,462

Containers & Packaging – 0.7%
Berry Plastics Group, Inc. (a)	1,497	88,997
Packaging Corp. of America	827	96,155
WestRock Co.	1,723	105,671

		290,823

TOTAL MATERIALS		1,232,285

REAL ESTATE – 3.6%
Equity Real Estate Investment Trusts (REITs) – 3.4%
American Tower Corp.	1,065	153,009
AvalonBay Communities, Inc.	484	87,764
Colony NorthStar, Inc. Class A	4,103	50,385
Crown Castle International Corp.	1,138	121,857
Digital Realty Trust, Inc.	674	79,829
Equinix, Inc.	236	109,386
Equity Residential	1,331	89,523
Essex Property Trust, Inc.	291	76,367
Host Hotels & Resorts, Inc.	3,845	75,208
Mid-America Apartment Communities, Inc.	650	66,527
Prologis, Inc.	1,670	107,849
SBA Communications Corp. (a)	547	85,977
Sunstone Hotel Investors, Inc.	3,367	54,949
The Geo Group, Inc.	1,923	49,902
UDR, Inc.	1,686	65,400
Welltower, Inc.	1,271	85,106
Weyerhaeuser Co.	2,707	97,208

		1,456,246

Real Estate Management & Development – 0.2%
CBRE Group, Inc. Class A (a)	1,783	70,108

TOTAL REAL ESTATE		1,526,354

TELECOMMUNICATION SERVICES – 0.9%
Wireless Telecommunication Services – 0.9%
T-Mobile US, Inc. (a)	6,483	387,489

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
UTILITIES – 3.2%
Electric Utilities – 1.4%
ALLETE, Inc.	1,393	$109,142
NextEra Energy, Inc.	1,442	223,611
OGE Energy Corp.	3,017	111,146
PG&E Corp.	2,269	131,080

		574,979

Gas Utilities – 0.2%
WGL Holdings, Inc.	1,215	104,126

Multi-Utilities – 1.6%
Ameren Corp.	2,103	130,365
CenterPoint Energy, Inc.	4,119	121,840
Dominion Energy, Inc.	2,292	185,973
DTE Energy Co.	1,189	131,337
Vectren Corp.	1,726	117,609

		687,124

TOTAL UTILITIES		1,366,229

TOTAL COMMON STOCKS (Cost $38,299,732)		42,583,095

Money Market Funds – 0.2%
	Shares	Value
Fidelity Cash Central Fund, 1.10% (b) (Cost $72,426)	72,411	$72,426

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $38,372,158)		42,655,521

NET OTHER ASSETS (LIABILITIES) – 0.00%		6,317

NET ASSETS – 100.0%		$42,661,838

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$104

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Quarterly Report	4

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® Quality Factor ETF

October 31, 2017

T22-QTLY-1217

1.9880057.101

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
CONSUMER DISCRETIONARY – 11.6%
Hotels, Restaurants & Leisure – 3.3%
Domino’s Pizza, Inc.	1,200	$219,600
McDonald’s Corp.	2,675	446,484
Starbucks Corp.	6,185	339,185
Yum! Brands, Inc.	3,482	259,235

		1,264,504

Internet & Direct Marketing Retail – 0.9%
The Priceline Group, Inc. (a)	184	351,801

Media – 2.9%
Comcast Corp. Class A	12,772	460,175
Sirius XM Holdings, Inc. (b)	42,170	229,405
The Walt Disney Co.	4,248	415,497

		1,105,077

Specialty Retail – 3.7%
O’Reilly Automotive, Inc. (a)	1,225	258,414
Ross Stores, Inc.	4,665	296,181
The Home Depot, Inc.	3,284	544,421
The TJX Companies, Inc.	4,185	292,113

		1,391,129

Textiles, Apparel & Luxury Goods – 0.8%
NIKE, Inc. Class B	5,714	314,213

TOTAL CONSUMER DISCRETIONARY		4,426,724

CONSUMER STAPLES – 7.4%
Beverages – 2.2%
Brown-Forman Corp. Class B	3,586	204,474
Monster Beverage Corp. (a)	3,557	206,057
The Coca-Cola Co.	9,232	424,487

		835,018

Household Products – 3.3%
Church & Dwight Co., Inc.	3,403	153,713
Colgate-Palmolive Co.	3,513	247,491
Kimberly-Clark Corp.	1,815	204,206
The Clorox Co.	1,357	171,701
The Procter & Gamble Co.	5,594	482,986

		1,260,097

Tobacco – 1.9%
Altria Group, Inc.	5,318	341,522
Philip Morris International, Inc.	3,720	389,261

		730,783

TOTAL CONSUMER STAPLES		2,825,898

ENERGY – 5.4%
Energy Equipment & Services – 1.4%
Core Laboratories N.V. (b)	1,235	123,376
Halliburton Co.	4,128	176,431
Schlumberger Ltd.	3,822	244,608

		544,415

	Shares	Value
Oil, Gas & Consumable Fuels – 4.0%
Andeavor	1,437	$152,667
Exxon Mobil Corp.	7,869	655,881
Kinder Morgan, Inc.	8,755	158,553
Marathon Petroleum Corp.	2,902	173,366
Phillips 66	2,042	185,985
Valero Energy Corp.	2,403	189,573

		1,516,025

TOTAL ENERGY		2,060,440

FINANCIALS – 14.8%
Banks – 5.3%
Bank of Hawaii Corp.	4,270	348,475
Bank of the Ozarks, Inc.	8,275	385,780
East West Bancorp, Inc.	6,402	383,096
US Bancorp	9,100	494,858
Western Alliance Bancorp (a)	7,117	397,129

		2,009,338

Capital Markets – 6.4%
Affiliated Managers Group, Inc.	2,040	380,460
CME Group, Inc.	3,327	456,364
MarketAxess Holdings, Inc.	1,771	308,154
Moody’s Corp.	2,982	424,667
S&P Global, Inc.	2,709	423,877
SEI Investments Co.	6,488	418,541

		2,412,063

Consumer Finance – 2.2%
Discover Financial Services	6,396	425,526
Synchrony Financial	12,941	422,135

		847,661

Equity Real Estate Investment Trusts (REITs) – 0.9%
AGNC Investment Corp.	17,136	344,948

TOTAL FINANCIALS		5,614,010

HEALTH CARE – 13.6%
Biotechnology – 7.4%
AbbVie, Inc.	6,472	584,098
Amgen, Inc.	2,775	486,235
Biogen, Inc. (a)	1,330	414,508
Bioverativ, Inc. (a)	4,883	275,890
Celgene Corp. (a)	3,302	333,403
Gilead Sciences, Inc.	5,857	439,041
United Therapeutics Corp. (a)	2,341	277,619

		2,810,794

Health Care Equipment & Supplies – 1.1%
Intuitive Surgical, Inc. (a)	1,093	410,268

Pharmaceuticals – 5.1%
Bristol-Myers Squibb Co.	7,693	474,350
Johnson & Johnson	6,240	869,919

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Pfizer, Inc.	17,654	$618,949

		1,963,218

TOTAL HEALTH CARE		5,184,280

INDUSTRIALS – 10.8%
Aerospace & Defense – 2.8%
General Dynamics Corp.	1,476	299,598
Lockheed Martin Corp.	1,079	332,505
The Boeing Co.	1,722	444,242

		1,076,345

Commercial Services & Supplies – 0.6%
Rollins, Inc.	4,883	214,413

Electrical Equipment – 0.8%
Rockwell Automation, Inc.	1,454	291,992

Industrial Conglomerates – 2.8%
3M Co.	1,904	438,282
Honeywell International, Inc.	2,639	380,438
Roper Industries, Inc.	1,034	266,948

		1,085,668

Machinery – 1.5%
Graco, Inc.	1,916	252,510
Illinois Tool Works, Inc.	1,947	304,744

		557,254

Professional Services – 0.6%
Verisk Analytics, Inc. (a)	2,764	235,078

Road & Rail – 1.0%
Union Pacific Corp.	3,251	376,433

Trading Companies & Distributors – 0.7%
Fastenal Co.	5,335	250,585

TOTAL INDUSTRIALS		4,087,768

INFORMATION TECHNOLOGY – 24.2%
Communications Equipment – 0.6%
F5 Networks, Inc. (a)	1,916	232,353

Internet Software & Services – 6.0%
Alphabet, Inc. Class A (a)	1,126	1,163,203
Facebook, Inc. Class A (a)	4,869	876,712
VeriSign, Inc. (a)(b)	2,314	248,801

		2,288,716

IT Services – 4.4%
Accenture PLC Class A	2,616	372,414
Mastercard, Inc. Class A	3,100	461,187
Paychex, Inc.	4,370	278,762
Visa, Inc. Class A	4,966	546,161

		1,658,524

Semiconductors & Semiconductor Equipment – 3.0%
NVIDIA Corp.	2,208	456,636
Skyworks Solutions, Inc.	2,425	276,111

	Shares	Value
Texas Instruments, Inc.	4,179	$404,068

		1,136,815

Software – 6.1%
Adobe Systems, Inc. (a)	2,222	389,205
Check Point Software Technologies Ltd. (a)	2,241	263,788
Microsoft Corp.	14,720	1,224,410
Oracle Corp.	8,890	452,501

		2,329,904

Technology Hardware, Storage & Peripherals – 4.1%
Apple, Inc.	9,301	1,572,241

TOTAL INFORMATION TECHNOLOGY		9,218,553

MATERIALS – 3.4%
Chemicals – 2.9%
Air Products & Chemicals, Inc.	805	128,341
Albemarle Corp.	755	106,372
Ecolab, Inc.	925	120,860
International Flavors & Fragrances, Inc.	638	94,054
LyondellBasell Industries N.V. Class A	1,286	133,140
Monsanto Co.	1,257	152,223
PPG Industries, Inc.	1,055	122,633
Praxair, Inc.	967	141,298
Valvoline, Inc.	3,437	82,557

		1,081,478

Construction Materials – 0.2%
Eagle Materials, Inc.	825	87,095

Containers & Packaging – 0.3%
International Paper Co.	1,928	110,416

TOTAL MATERIALS		1,278,989

REAL ESTATE – 3.5%
Equity Real Estate Investment Trusts (REITs) – 3.5%
American Tower Corp.	952	136,774
AvalonBay Communities, Inc.	432	78,335
Digital Realty Trust, Inc.	605	71,656
Duke Realty Corp.	2,007	57,159
Equity Residential	1,182	79,501
Essex Property Trust, Inc.	258	67,707
Extra Space Storage, Inc.	735	59,969
Federal Realty Investment Trust	426	51,342
Gaming and Leisure Properties, Inc.	1,395	50,973
HCP, Inc.	2,113	54,600
Kimco Realty Corp.	2,759	50,103
Prologis, Inc.	1,491	96,289
Public Storage	436	90,361
Realty Income Corp.	1,153	61,881
Simon Property Group, Inc.	733	113,857
UDR, Inc.	1,490	57,797
Ventas, Inc.	1,169	73,355
Welltower, Inc.	1,132	75,799

TOTAL REAL ESTATE		1,327,458

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
TELECOMMUNICATION SERVICES – 1.8%
Diversified Telecommunication Services – 1.8%
AT&T, Inc.	10,442	$351,373
Verizon Communications, Inc.	7,066	338,250

TOTAL TELECOMMUNICATION SERVICES		689,623

UTILITIES – 3.3%
Electric Utilities – 1.5%
Eversource Energy	1,965	123,088
FirstEnergy Corp.	3,555	117,137
IDACORP, Inc.	1,140	104,914
NextEra Energy, Inc.	1,335	207,019

		552,158

Gas Utilities – 0.5%
National Fuel Gas Co.	1,717	99,672
UGI Corp.	2,180	104,335

		204,007

Independent Power and Renewable Electricity Producers – 0.3%
AES Corp.	9,310	98,965

Multi-Utilities – 1.0%
CenterPoint Energy, Inc.	3,900	115,362
Consolidated Edison, Inc.	1,572	135,270
WEC Energy Group, Inc.	1,917	129,187

		379,819

TOTAL UTILITIES		1,234,949

TOTAL COMMON STOCKS (Cost $35,600,169)		37,948,692

Money Market Funds – 0.7%
	Shares	Value
Fidelity Cash Central Fund, 1.10% (c)	27,534	$27,540
Fidelity Securities Lending Cash Central Fund, 1.11% (c)(d)	247,338	247,362

TOTAL MONEY MARKET FUNDS (Cost $274,903)		274,902

TOTAL INVESTMENT PORTFOLIO – 100.5% (Cost $35,875,072)		38,223,594

NET OTHER ASSETS (LIABILITIES) – (0.5%)		(199,929)

NET ASSETS – 100.0%		$38,023,665

Legend

(a)	Non-income producing.

(b)	Security or a portion of the security is on loan at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$98
Fidelity Securities Lending Cash Central Fund	1,360

Total	$1,458

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based

Quarterly Report	4

on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® Value Factor ETF

October 31, 2017

T23-QTLY-1217

1.9880059.101

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
CONSUMER DISCRETIONARY – 11.6%
Automobiles – 2.1%
Ford Motor Co.	37,994	$466,186
General Motors Co.	12,198	524,270

		990,456

Diversified Consumer Services – 0.6%
H&R Block, Inc.	11,380	281,541

Hotels, Restaurants & Leisure – 0.8%
Royal Caribbean Cruises Ltd.	3,109	384,801

Media – 4.1%
Comcast Corp. Class A	17,241	621,193
The Walt Disney Co.	5,766	563,972
Time Warner, Inc.	4,720	463,929
Viacom, Inc. Class B	10,249	246,284

		1,895,378

Multiline Retail – 1.6%
Kohl’s Corp. (a)	8,310	347,026
Target Corp.	6,912	408,084

		755,110

Specialty Retail – 0.5%
Bed Bath & Beyond, Inc.	11,223	223,338

Textiles, Apparel & Luxury Goods – 1.9%
Michael Kors Holdings Ltd. (b)	9,480	462,719
Ralph Lauren Corp.	4,502	402,614

		865,333

TOTAL CONSUMER DISCRETIONARY		5,395,957

CONSUMER STAPLES – 7.3%
Food & Staples Retailing – 2.8%
CVS Health Corp.	4,648	318,528
The Kroger Co.	10,722	221,945
Walgreens Boots Alliance, Inc.	4,254	281,913
Wal-Mart Stores, Inc.	5,426	473,744

		1,296,130

Food Products – 1.6%
Archer-Daniels-Midland Co.	6,156	251,596
Bunge Ltd.	3,120	214,593
Tyson Foods, Inc. Class A	3,969	289,380

		755,569

Household Products – 1.9%
Kimberly-Clark Corp.	2,444	274,974
The Procter & Gamble Co.	7,129	615,518

		890,492

Tobacco – 1.0%
Altria Group, Inc.	6,897	442,925

TOTAL CONSUMER STAPLES		3,385,116

ENERGY – 5.7%
Energy Equipment & Services – 0.3%
Transocean Ltd. (a)(b)	13,950	146,475

	Shares	Value
Oil, Gas & Consumable Fuels – 5.4%
Andeavor	1,532	$162,760
Chevron Corp.	4,633	536,919
ConocoPhillips	5,022	256,875
Devon Energy Corp.	4,748	175,201
Exxon Mobil Corp.	9,384	782,157
Marathon Petroleum Corp.	3,153	188,360
Phillips 66	2,241	204,110
Valero Energy Corp.	2,616	206,376

		2,512,758

TOTAL ENERGY		2,659,233

FINANCIALS – 15.0%
Banks – 7.9%
Bank of America Corp.	29,272	801,760
CIT Group, Inc.	5,820	271,328
Citigroup, Inc.	8,976	659,736
JPMorgan Chase & Co.	9,442	949,960
Popular, Inc.	6,426	235,706
Wells Fargo & Co.	13,280	745,539

		3,664,029

Consumer Finance – 2.2%
Capital One Financial Corp.	3,991	367,890
Discover Financial Services	5,066	337,041
Synchrony Financial	10,245	334,192

		1,039,123

Diversified Financial Services – 2.0%
Berkshire Hathaway, Inc. Class B (b)	5,010	936,569

Insurance – 2.2%
Aflac, Inc.	3,994	335,057
Prudential Financial, Inc.	3,183	351,594
The Travelers Cos., Inc.	2,554	338,277

		1,024,928

Thrifts & Mortgage Finance – 0.7%
Radian Group, Inc.	15,532	325,551

TOTAL FINANCIALS		6,990,200

HEALTH CARE – 13.4%
Biotechnology – 3.2%
Amgen, Inc.	3,451	604,684
Gilead Sciences, Inc.	7,307	547,733
United Therapeutics Corp. (b)	2,946	349,366

		1,501,783

Health Care Providers & Services – 5.0%
Anthem, Inc.	2,387	499,384
Centene Corp. (b)	4,680	438,376
Cigna Corp.	2,537	500,347
Express Scripts Holding Co. (b)	6,894	422,533
Humana, Inc.	1,726	440,734

		2,301,374

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – 5.2%
Johnson & Johnson	7,726	$1,077,082
Merck & Co., Inc.	10,778	593,760
Pfizer, Inc.	21,947	769,462

		2,440,304

TOTAL HEALTH CARE		6,243,461

INDUSTRIALS – 10.5%
Aerospace & Defense – 2.0%
Spirit AeroSystems Holdings, Inc. Class A	4,401	352,520
The Boeing Co.	2,303	594,128

		946,648

Airlines – 2.7%
Delta Air Lines, Inc.	7,300	365,219
JetBlue Airways Corp. (b)	14,213	272,179
Southwest Airlines Co.	6,486	349,336
United Continental Holdings, Inc. (b)	4,934	288,540

		1,275,274

Building Products – 0.8%
Owens Corning	4,704	388,974

Construction & Engineering – 0.7%
Fluor Corp.	7,118	306,714

Machinery – 0.8%
Cummins, Inc.	2,185	386,483

Professional Services – 0.8%
ManpowerGroup, Inc.	2,935	361,827

Road & Rail – 1.1%
Union Pacific Corp.	4,428	512,718

Trading Companies & Distributors – 1.6%
AerCap Holdings N.V. (b)	6,325	332,948
United Rentals, Inc. (b)	2,737	387,231

		720,179

TOTAL INDUSTRIALS		4,898,817

INFORMATION TECHNOLOGY – 24.4%
Communications Equipment – 1.3%
Cisco Systems, Inc.	17,881	610,636

Electronic Equipment, Instruments & Components – 0.7%
Corning, Inc.	10,992	344,159

Internet Software & Services – 6.2%
Alphabet, Inc. Class A (b)	1,387	1,432,827
eBay, Inc. (b)	9,491	357,241
Facebook, Inc. Class A (b)	6,004	1,081,080

		2,871,148

IT Services – 3.4%
Accenture PLC Class A	3,247	462,243
Alliance Data Systems Corp.	1,238	276,978
International Business Machines Corp.	3,459	532,893

	Shares	Value
The Western Union Co.	14,745	$292,836

		1,564,950

Semiconductors & Semiconductor Equipment – 2.7%
Intel Corp.	16,193	736,620
Micron Technology, Inc. (b)	11,700	518,427

		1,255,047

Software – 5.2%
Microsoft Corp.	18,114	1,506,723
Oracle Corp.	10,997	559,747
VMware, Inc. Class A (a)(b)	3,076	368,166

		2,434,636

Technology Hardware, Storage & Peripherals – 4.9%
Apple, Inc.	11,425	1,931,282
Seagate Technology PLC (a)	8,666	320,382

		2,251,664

TOTAL INFORMATION TECHNOLOGY		11,332,240

MATERIALS – 3.4%
Chemicals – 1.5%
DowDuPont, Inc.	3,620	261,762
Huntsman Corp.	4,152	132,947
LyondellBasell Industries N.V. Class A	1,706	176,622
Trinseo S.A.	1,565	111,115

		682,446

Containers & Packaging – 0.6%
International Paper Co.	2,576	147,528
WestRock Co.	2,182	133,822

		281,350

Metals & Mining – 1.1%
Freeport-McMoRan, Inc. (b)	9,235	129,105
Nucor Corp.	2,282	131,968
Steel Dynamics, Inc.	3,231	120,226
United States Steel Corp. (a)	4,553	115,282

		496,581

Paper & Forest Products – 0.2%
Louisiana-Pacific Corp. (b)	4,251	115,542

TOTAL MATERIALS		1,575,919

REAL ESTATE – 3.6%
Equity Real Estate Investment Trusts (REITs) – 3.4%
Brixmor Property Group, Inc.	3,950	69,006
Colony NorthStar, Inc. Class A	5,610	68,891
CoreCivic, Inc.	2,701	66,607
Duke Realty Corp.	2,992	85,212
HCP, Inc.	3,101	80,130
Hospitality Properties Trust	2,658	75,966
Host Hotels & Resorts, Inc.	5,018	98,152
Kimco Realty Corp.	4,152	75,400
LaSalle Hotel Properties	2,574	72,613
Medical Properties Trust, Inc.	5,918	78,295

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Omega Healthcare Investors, Inc.	2,528	$72,958
Park Hotels & Resorts, Inc.	2,841	81,792
Prologis, Inc.	2,074	133,939
Simon Property Group, Inc.	994	154,398
Sunstone Hotel Investors, Inc.	4,577	74,697
Ventas, Inc.	1,666	104,541
VEREIT, Inc.	9,638	76,044
Welltower, Inc.	1,597	106,935

		1,575,576

Real Estate Management & Development – 0.2%
CBRE Group, Inc. Class A (b)	2,348	92,324

TOTAL REAL ESTATE		1,667,900

TELECOMMUNICATION SERVICES – 1.7%
Diversified Telecommunication Services – 1.7%
AT&T, Inc.	17,278	581,405
CenturyLink, Inc. (a)	11,056	209,953

TOTAL TELECOMMUNICATION SERVICES		791,358

UTILITIES – 3.3%
Electric Utilities – 2.4%
Duke Energy Corp.	2,383	210,443
Entergy Corp.	1,550	133,703
Exelon Corp.	4,157	167,153
FirstEnergy Corp.	3,744	123,365
Great Plains Energy, Inc.	3,413	112,049
NextEra Energy, Inc.	1,505	233,380
PG&E Corp.	2,306	133,217

		1,113,310

Independent Power and Renewable Electricity Producers – 0.2%
AES Corp.	9,649	102,569

	Shares	Value
Multi-Utilities – 0.7%
Consolidated Edison, Inc.	1,688	$145,253
Public Service Enterprise Group, Inc.	2,985	146,862

		292,115

TOTAL UTILITIES		1,507,994

TOTAL COMMON STOCKS (Cost $43,664,721)		46,448,195

Money Market Funds – 3.2%

Fidelity Cash Central Fund, 1.10% (c)	30,895	30,901
Fidelity Securities Lending Cash Central Fund, 1.11% (c)(d)	1,459,163	1,459,309

TOTAL MONEY MARKET FUNDS (Cost $1,490,240)		1,490,210

TOTAL INVESTMENT PORTFOLIO – 103.1% (Cost $45,154,961)		47,938,405

NET OTHER ASSETS (LIABILITIES) – (3.1%)		(1,421,545)

NET ASSETS – 100.0%		$46,516,860

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Non-income producing.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$105
Fidelity Securities Lending Cash Central Fund	1,153

Total	$1,258

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the

Quarterly Report	4

Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	6

Item 2.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 28, 2017